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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)  (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 4/30/11
* The Funds included are: Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco China Fund, Invesco Developing Markets Fund, Invesco Emerging Market Local Currency Debt Fund, Invesco Endeavor Fund, Invesco Global Fund, Invesco Global Health Care Fund, Invesco International Total Return Fund, Invesco Japan Fund, Invesco LIBOR Alpha Fund, Invesco Pacific Growth Fund, Invesco Small Companies Fund and Invesco Van Kampen Global Tactical Asset Allocation Fund.

Item 1. Reports to Stockholders.

Invesco Balanced-Risk Allocation Fund
Semiannual Report to Shareholders ▪ April 30, 2011
Nasdaq:
A: ABRZX ▪ B: ABRBX ▪ C: ABRCX ▪ R: ABRRX ▪ Y: ABRYX ▪ Institutional: ABRIX

2	Fund Performance
4	Letters to Shareholders
5	Consolidated Schedule of Investments
7	Consolidated Financial Statements
10	Notes to Consolidated Financial Statements
17	Consolidated Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.41%

Class B Shares	3.99

Class C Shares	3.99

Class R Shares	4.27

Class Y Shares	4.47

Institutional Class Shares	4.47

S&P 500 Index▼ (Broad Market Index)	16.35

Custom Balanced-Risk Allocation Broad Index▪ (Style-Specific Index)	9.62

Custom Balanced-Risk Allocation Style Index▪ (Style-Specific Index)	8.74

Lipper Global Flexible Portfolio Funds Index▼ (Peer Group Index)	9.80

▼Lipper Inc.; ▪Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Index.
     The Custom Balanced-Risk Allocation Style Index consists of 60% of the MSCI World Index and 40% of the Barclays Capital U.S. Aggregate Index. Effective December 1, 2009, the fixed income component of the Custom Balanced Risk Allocation Style Index changed from the JP Morgan GBI Global (Traded) Index to the Barclays Capital U.S. Aggregate Index.
     The Lipper Global Flexible Portfolio Funds Index is an equally weighted representation of the largest funds in the Lipper Global Flexible Portfolio Funds category. These funds allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return.
     The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The JP Morgan GBI Global Index is a comprehensive global local index, and consists of liquid, fixed-rate, domestic currency government bonds.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Balanced-Risk Allocation Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (6/2/09)	10.69%

1 Year	5.86

Class B Shares

Inception (6/2/09)	11.24%

1 Year	6.10

Class C Shares

Inception (6/2/09)	13.13%

1 Year	10.10

Class R Shares

Inception (6/2/09)	13.67%

1 Year	11.67

Class Y Shares

Inception (6/2/09)	14.26%

1 Year	12.22

Institutional Class Shares

Inception (6/2/09)	14.26%

1 Year	12.22
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.15%, 1.90%, 1.90%, 1.40%, 0.90% and 0.90%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.53%, 2.28%, 2.28%, 1.78%, 1.28% and 1.15%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (6/2/09)	9.70%

1 Year	5.66

Class B Shares

Inception (6/2/09)	10.26%

1 Year	6.02

Class C Shares

Inception (6/2/09)	12.26%

1 Year	10.02

Class R Shares

Inception (6/2/09)	12.78%

1 Year	11.50

Class Y Shares

Inception (6/2/09)	13.41%

1 Year	12.17

Institutional Class Shares

Inception (6/2/09)	13.41%

1 Year	12.17
sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2012. See current prospectus for more information.

2	The expense ratio includes estimated acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.11% for Invesco Balanced-Risk Allocation Fund.

3 Invesco Balanced-Risk Allocation Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Balanced-Risk Allocation Fund

Consolidated Schedule of Investments

April 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Treasury Bills–32.86%(a)(b)
0.14%, 08/11/11	$320,000,000	$319,967,488

0.17%, 08/11/11	40,000,000	39,995,936

Total U.S. Treasury Bills (Cost $359,850,117)		359,963,424

	Shares
Exchange Traded Fund–1.97%
PowerShares DB Gold Fund(c) (Cost $16,969,133)	392,500	21,536,475

	Shares	Value

Money Market Funds–58.52%
Liquid Assets Portfolio–Institutional Class(d)	241,280,299	$241,280,299

Premier Portfolio–Institutional Class(d)	241,280,299	241,280,299

STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio–Institutional Class(d)	158,501,967	158,501,967

Total Money Market Funds (Cost $641,062,565)		641,062,565

TOTAL INVESTMENTS– 93.35% (Cost $1,017,881,815)		1,022,562,464

OTHER ASSETS LESS LIABILITIES–6.65%		72,868,794

NET ASSETS–100.00%		$1,095,431,258

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral for open swap agreements. See Note 1J and Note 4.
(c)	Not an affiliate of the Fund or its investment adviser.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Open Futures Contracts and Swap Agreements at Period-End
					Unrealized
		Number of	Month/	Notional	Appreciation
Futures Contracts		Contracts	Commitment	Value	(Depreciation)

Dow Jones Eurostoxx 50		1,025	June 2011/Long	$44,751,300	$3,759,806

E-mini S&P 500 Index		1,003	June 2011/Long	68,188,955	2,255,533

Euro Bond Future		593	June 2011/Long	107,988,846	352,280

FTSE 100 Index		680	June 2011/Long	68,527,158	4,255,184

100 Ounce Gold		576	June 2011/Long	89,648,640	7,904,846

Hang Seng Index		438	May 2011/Long	66,225,632	(740,019)

Japan 10 Year Bonds		184	June 2011/Long	317,550,216	3,077,387

LME Copper		249	December 2011/Long	58,178,850	(575,913)

Long Gilt		914	June 2011/Long	181,927,006	4,610,108

Russell 2000 Index Mini		605	June 2011/Long	52,265,950	3,797,970

Topix Tokyo Price Index		466	June 2011/Long	49,011,830	(4,246,264)

U.S. Treasury Long Bonds		878	June 2011/Long	107,445,250	2,528,135

WTI Crude		546	October 2011/Long	62,691,720	2,745,349

Sub-total Futures Contracts				$1,274,401,353	$29,724,402

				Notional
				Amount
Swap Agreements	Counterparty			(000)

Australian 10 Year Bonds	Merrill Lynch	1,411	June 2011/Long	$146,687	$355,682

Canada 10 Year Bonds	Goldman Sachs	1,372	June 2011/Long	165,301	4,496,470

Euro Bund	Merrill Lynch	492	June 2011/Long	83,095	227,054

Japan 10 Year Bonds	Merrill Lynch	48	June 2011/Long	79,496	525,505

Soybean Meal*	Barclays Capital	103,734	December 2011/Long	59,764	2,463,452

U.S. Treasury Long Bonds	Goldman Sachs	9	June 2011/Long	1,100	525

Sub-total Swap Agreements				$535,443	$8,068,688

Total					$37,793,090

*	Receive a return equal to Barclays Capital Soybean Meal S2 Nearby Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5        Invesco Balanced-Risk Allocation Fund

Risk Allocation

By asset class

		% of Total
		Net Assets
Asset Class	Risk Allocation	as of 04/30/11**

Equity	42.0%	32.8%

Fixed Income	29.4	119.0

Commodities	28.6	27.1

**	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6        Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $376,819,250)	$381,499,899

Investments in affiliated money market funds, at value and cost	641,062,565

Total investments, at value (Cost $1,017,881,815)	1,022,562,464

Receivable for:
Deposits with brokers for open futures contracts	53,700,320

Variation margin	2,476,557

Fund shares sold	10,392,521

Dividends	56,251

Unrealized appreciation on swap agreements	8,068,688

Premiums paid on swap agreements	233

Investment for trustee deferred compensation and retirement plans	6,311

Other assets	64,296

Total assets	1,097,327,641

Liabilities:
Payable for:
Swap agreement income payable	46,719

Fund shares reacquired	1,493,784

Accrued fees to affiliates	277,565

Accrued other operating expenses	61,723

Trustee deferred compensation and retirement plans	16,592

Total liabilities	1,896,383

Net assets applicable to shares outstanding	$1,095,431,258

Net assets consist of:
Shares of beneficial interest	$1,021,748,306

Undistributed net investment income (loss)	(3,830,047)

Undistributed net realized gain	35,039,260

Unrealized appreciation	42,473,739

$1,095,431,258

Net Assets:
Class A	$375,192,283

Class B	$13,104,743

Class C	$137,408,806

Class R	$1,645,654

Class Y	$116,970,731

Institutional Class	$451,109,041

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	32,657,796

Class B	1,155,516

Class C	12,119,305

Class R	143,965

Class Y	10,143,560

Institutional Class	39,111,136

Class A:
Net asset value per share	$11.49

Maximum offering price per share
(Net asset value of $11.49 divided by 94.50%)	$12.16

Class B:
Net asset value and offering price per share	$11.34

Class C:
Net asset value and offering price per share	$11.34

Class R:
Net asset value and offering price per share	$11.43

Class Y:
Net asset value and offering price per share	$11.53

Institutional Class:
Net asset value and offering price per share	$11.53

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7        Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Interest	$274,531

Dividends from affiliated money market funds	301,445

Total investment income	575,976

Expenses:
Advisory fees	4,287,104

Administrative services fees	131,978

Custodian fees	12,920

Distribution fees:

Class A	373,486

Class B	59,585

Class C	472,695

Class R	2,355

Transfer agent fees — A, B, C, R and Y	252,559

Transfer agent fees — Institutional	1,119

Trustees’ and officers’ fees and benefits	21,576

Other	109,956

Total expenses	5,725,333

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(1,136,485)

Net expenses	4,588,848

Net investment income (loss)	(4,012,872)

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities	13,817,603

Foreign currencies	(112,573)

Futures contracts	49,980,684

Swap agreements	(23,630,034)

40,055,680

Change in net unrealized appreciation (depreciation) of:
Investment securities	(8,841,854)

Futures contracts	5,490,750

Swap agreements	11,549,913

8,198,809

Net realized and unrealized gain	48,254,489

Net increase in net assets resulting from operations	$44,241,617

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8        Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income (loss)	$(4,012,872)	$(3,351,994)

Net realized gain	40,055,680	36,848,438

Change in net unrealized appreciation	8,198,809	33,991,904

Net increase in net assets resulting from operations	44,241,617	67,488,348

Distributions to shareholders from net investment income:
Class A	(10,325,631)	(507,775)

Class B	(439,288)	(25,651)

Class C	(2,924,319)	(107,413)

Class R	(25,578)	(4,200)

Class Y	(3,108,815)	(262,554)

Institutional Class	(17,683,480)	(4,779,221)

Total distributions from net investment income	(34,507,111)	(5,686,814)

Distributions to shareholders from net realized gains:
Class A	(4,487,670)	(835,779)

Class B	(199,891)	(43,747)

Class C	(1,330,671)	(183,187)

Class R	(11,286)	(6,994)

Class Y	(1,328,598)	(427,053)

Institutional Class	(7,557,298)	(7,773,567)

Total distributions from net realized gains	(14,915,414)	(9,270,327)

Share transactions–net:
Class A	167,226,698	179,928,244

Class B	3,539,568	8,309,525

Class C	78,452,624	52,476,675

Class R	1,030,168	484,459

Class Y	52,509,904	58,677,183

Institutional Class	(10,296,629)	211,410,306

Net increase in net assets resulting from share transactions	292,462,333	511,286,392

Net increase in net assets	287,281,425	563,817,599

Net assets:
Beginning of period	808,149,833	244,332,234

End of period (includes undistributed net investment income (loss) of $(3,830,047) and $34,689,936, respectively)	$1,095,431,258	$808,149,833

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9        Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
  The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

10        Invesco Balanced-Risk Allocation Fund

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

11        Invesco Balanced-Risk Allocation Fund

I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
J.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
K.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
L.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

12        Invesco Balanced-Risk Allocation Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.95%

Next $250 million	0.925%

Next $500 million	0.90%

Next $1.5 billion	0.875%

Next $2.5 billion	0.85%

Next $2.5 billion	0.825%

Next $2.5 billion	0.80%

Over $10 billion	0.775%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.04%, 1.79%, 1.79%, 1.29%, 0.79% and 0.79% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. To the extent that the annualized expense ratio does not exceed limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees $882,283 and reimbursed class level expenses of $153,301, $6,114, $48,505, $484, $43,700 and $1,119 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Consolidated Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $207.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as distribution fees.

13        Invesco Balanced-Risk Allocation Fund

  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $172,497 in front-end sales commissions from the sale of Class A shares and $21,314, $4,692 and $16,440 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$21,536,475	$—	$—	$21,536,475

Money Market Funds	641,062,565	—	—	641,062,565

U.S. Treasury Debt Securities	—	359,963,424	—	359,963,424

	$662,599,040	$359,963,424	$—	$1,022,562,464

Futures and Swap Agreements*	29,724,402	8,068,688	—	37,793,090

Total Investments	$692,323,442	$368,032,112	$—	$1,060,355,554

*	Unrealized appreciation.

NOTE 4—Derivative Instruments

The Fund has implemented new required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the consolidated financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Commodity risk
Futures contracts(a)	$10,650,195	$(575,913)

Commodity risk
Swap agreements(b)	2,463,452	—

Interest rate risk
Swap agreements(b)	5,605,236	—

Interest rate risk
Futures contracts(a)	10,567,910	—

Market risk
Futures contracts(a)	14,068,493	(4,986,283)

	$43,355,286	$(5,562,196)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Consolidated Statement of Assets & Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under Unrealized appreciation on swap agreements.

14        Invesco Balanced-Risk Allocation Fund

Effect of Derivative Instruments for the six months ended April 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain on Consolidated
	Statement of Operations
		Swap
	Futures*	Agreements*

Realized Gain (Loss)
Commodity risk	$40,003,934	$320,845

Interest rate risk	(10,168,440)	(23,950,879)

Market risk	20,145,190	—

Change in Unrealized Appreciation (Depreciation)
Commodity risk	(8,061,809)	2,463,452

Interest rate risk	8,752,574	9,086,461

Market risk	4,799,985	—

Total	$55,471,434	$(12,080,121)

*	The average notional value of futures and of swap agreements outstanding during the period was $1,055,217,813 and $481,882,909, respectively.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2011, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $772.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $1,500 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of October 31, 2010.

15        Invesco Balanced-Risk Allocation Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $12,027,226 and $77,720,534, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,546,115

Aggregate unrealized (depreciation) of investment securities	—

Net unrealized appreciation of investment securities	$4,546,115

Cost of investments for tax purposes is $1,018,016,349.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	19,284,146	$217,081,866	17,006,929	$189,637,788

Class B	424,921	4,762,026	828,081	9,130,308

Class C	7,345,998	81,671,368	4,864,373	54,069,170

Class R	91,849	1,021,880	45,828	498,616

Class Y	7,135,300	80,388,048	5,954,547	67,283,795

Institutional Class	1,785,034	19,942,136	30,216,155	329,781,250

Issued as reinvestment of dividends:
Class A	1,061,028	11,554,601	122,084	1,269,678

Class B	55,081	593,775	5,491	56,885

Class C	341,363	3,676,475	24,987	258,863

Class R	3,336	36,167	1,079	11,194

Class Y	270,713	2,956,189	26,207	272,815

Institutional Class	2,311,242	25,238,765	1,205,839	12,552,788

Automatic conversion of Class B shares to Class A shares:
Class A	92,603	1,036,568	25,411	282,103

Class B	(93,638)	(1,036,568)	(25,246)	(282,103)

Reacquired:
Class A	(5,554,650)	(62,446,337)	(1,027,151)	(11,261,325)

Class B	(70,778)	(779,665)	(55,463)	(595,565)

Class C	(620,160)	(6,895,219)	(168,730)	(1,851,358)

Class R	(2,528)	(27,879)	(2,285)	(25,351)

Class Y	(2,762,228)	(30,834,333)	(812,478)	(8,879,427)

Institutional Class	(4,880,029)	(55,477,530)	(11,893,436)	(130,923,732)

Net increase in share activity	26,218,603	$292,462,333	46,342,222	$511,286,392

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 35% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

16        Invesco Balanced-Risk Allocation Fund

NOTE 11—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/11	$11.68	$(0.05)	$0.53	$0.48	$(0.47)	$(0.20)	$(0.67)	$11.49	4.41%	$375,192	1.04	%(d)	1.33	%(d)	(0.92	)%(d)	5%
Year ended 10/31/10	10.72	(0.10)	1.61	1.51	(0.21)	(0.34)	(0.55)	11.68	14.76	207,600	1.04		1.42		(0.93)		15
Year ended 10/31/09(e)	10.00	(0.05)	0.77	0.72	—	—	—	10.72	7.20	17,667	1.24	(f)	1.64	(f)	(1.02	)(f)	116

Class B
Six months ended 04/30/11	11.56	(0.09)	0.52	0.43	(0.45)	(0.20)	(0.65)	11.34	3.99	13,105	1.79	(d)	2.08	(d)	(1.67	)(d)	5
Year ended 10/31/10	10.68	(0.19)	1.61	1.42	(0.20)	(0.34)	(0.54)	11.56	13.95	9,707	1.79		2.17		(1.68)		15
Year ended 10/31/09(e)	10.00	(0.08)	0.76	0.68	—	—	—	10.68	6.80	930	1.99	(f)	2.39	(f)	(1.77	)(f)	116

Class C
Six months ended 04/30/11	11.56	(0.09)	0.52	0.43	(0.45)	(0.20)	(0.65)	11.34	3.99	137,409	1.79	(d)	2.08	(d)	(1.67	)(d)	5
Year ended 10/31/10	10.68	(0.19)	1.61	1.42	(0.20)	(0.34)	(0.54)	11.56	13. 95	58,377	1.79		2.17		(1.68)		15
Year ended 10/31/09(e)	10.00	(0.08)	0.76	0.68	—	—	—	10.68	6.80	3,542	1.99	(f)	2.39	(f)	(1.77	)(f)	116

Class R
Six months ended 04/30/11	11.63	(0.07)	0.53	0.46	(0.46)	(0.20)	(0.66)	11.43	4.27	1,646	1.29	(d)	1.58	(d)	(1.17	)(d)	5
Year ended 10/31/10	10.71	(0.13)	1.60	1.47	(0.21)	(0.34)	(0.55)	11.63	14.36	597	1.29		1.67		(1.18)		15
Year ended 10/31/09(e)	10.00	(0.06)	0.77	0.71	—	—	—	10.71	7.10	72	1.49	(f)	1.89	(f)	(1.27	)(f)	116

Class Y
Six months ended 04/30/11	11.71	(0.04)	0.53	0.49	(0.47)	(0.20)	(0.67)	11.53	4.56	116,971	0.79	(d)	1.08	(d)	(0.67	)(d)	5
Year ended 10/31/10	10.73	(0.08)	1.61	1.53	(0.21)	(0.34)	(0.55)	11.71	14.97	64,428	0.79		1.17		(0.68)		15
Year ended 10/31/09(e)	10.00	(0.03)	0.76	0.73	—	—	—	10.73	7.30	3,558	0.99	(f)	1.39	(f)	(0.77	)(f)	116

Institutional Class
Six months ended 04/30/11	11.72	(0.04)	0.52	0.48	(0.47)	(0.20)	(0.67)	11.53	4.47	451,109	0.79	(d)	0.98	(d)	(0.67	)(d)	5
Year ended 10/31/10	10.73	(0.08)	1.62	1.54	(0.21)	(0.34)	(0.55)	11.72	15.06	467,441	0.79		1.04		(0.68)		15
Year ended 10/31/09(e)	10.00	(0.03)	0.76	0.73	—	—	—	10.73	7.30	218,565	0.99	(f)	1.17	(f)	(0.77	)(f)	116

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $301,265, $12,016, $95,322, $950, $85,879 and $444,320 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of June 2, 2009.
(f)	Annualized.

17        Invesco Balanced-Risk Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,044.10	$5.27	$1,019.64	$5.21	1.04%

B	1,000.00	1,039.90	9.05	1,015.92	8.95	1.79

C	1,000.00	1,039.90	9.07	1,015.90	8.97	1.79

R	1,000.00	1,042.70	6.53	1,018.40	6.46	1.29

Y	1,000.00	1,044.70	4.01	1,020.88	3.96	0.79

Institutional	1,000.00	1,044.70	4.00	1,020.88	3.96	0.79

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Balanced-Risk Allocation Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
IBRA-SAR-1      Invesco Distributors, Inc.

Invesco Balanced-Risk Commodity Strategy Fund
Semiannual Report to Shareholders ▪ April 30, 2011
Nasdaq:
A: BRCAX ▪ B: BRCBX ▪ C: BRCCX ▪ R: BRCRX ▪ Y: BRCYX ▪ Institutional: BRCNX

2	Fund Performance
3	Letters to Shareholders
4	Consolidated Schedule of Investments
6	Consolidated Financial Statements
8	Notes to Consolidated Financial Statements
15	Consolidated Financial Highlights
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 11/30/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.78%

Class B Shares	16.48

Class C Shares	16.48

Class R Shares	16.78

Class Y Shares	16.98

Institutional Class Shares	16.98

Dow Jones-UBS Commodity Total Return Index▼ (Broad Market/Style-Specific Index)	19.62

▼ Lipper Inc.
The Dow Jones-UBS Commodity Total Return Index is an unmanaged index designed to be a highly liquid and diversified benchmark for the commodity futures market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (11/30/10)	10.32%

Class B Shares

Inception (11/30/10)	11.48%

Class C Shares

Inception (11/30/10)	15.48%

Class R Shares

Inception (11/30/10)	16.78%

Class Y Shares

Inception (11/30/10)	16.98%

Institutional Class Shares

Inception (11/30/10)	16.98%
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment

Cumulative Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (11/30/10)	6.57%

Class B Shares

Inception (11/30/10)	7.51%

Class C Shares

Inception (11/30/10)	11.51%

Class R Shares

Inception (11/30/10)	12.71%

Class Y Shares

Inception (11/30/10)	12.91%

Institutional Class Shares

Inception (11/30/10)	12.91%
return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.23%, 1.98%, 1.98%, 1.48%, 0.98% and 0.98%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B,

Class C, Class R, Class Y and Institutional Class shares was 1.77%, 2.52%, 2.52%, 2.02%, 1.52% and 1.30%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2012. See current prospectus for more information.

2	Invesco Balanced-Risk Commodity Strategy Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North
America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.

3	Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Schedule of Investments

April 30, 2011
(Unaudited)

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

U.S. Treasury Securities–18.44%
U.S. Treasury Bill(a)(b)(c)	0.14%	08/11/11	$5,000,000	$4,999,492

U.S. Treasury Bill(a)(b)(c)	0.15%	08/11/11	5,000,000	4,999,492

U.S. Treasury Bill(a)(b)(c)	0.16%	08/11/11	7,000,000	6,999,289

U.S. Treasury Bill(a)(b)(c)	0.17%	08/11/11	7,000,000	6,999,289

Total U.S. Treasury Securities (Cost $23,989,338)				23,997,562

		Expiration
		Date
Commodity-Linked Securities–12.31%
Cargill Commodity Linked Note, one-month U.S. Dollar LIBOR minus 0.10% (indexed to the Dow Jones UBS Commodities Index Total Return, multiplied by 3) (Cost $11,413,438)		07/08/11	11,413,334	16,021,342

			Shares
Money Market Funds–67.13%
Liquid Assets Portfolio–Institutional Class(d)			41,918,380	41,918,380

Premier Portfolio–Institutional Class(d)			41,918,380	41,918,380

STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio–Institutional Class(d)			3,534,521	3,534,521

Total Money Market Funds (Cost $87,371,281)				87,371,281

TOTAL INVESTMENTS–97.88% (Cost $122,774,057)				127,390,185

OTHER ASSETS LESS LIABILITIES–2.12%				2,759,112

NET ASSETS–100.00%				$130,149,297

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 4.
(c)	All or a portion of the value was pledged as collateral for open swap agreements. See Note 1K and Note 4.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Open Futures Contracts at Period-End
				Unrealized
	Number of	Month/	Notional	Appreciation
Futures Contracts	Contracts	Commitment	Value	(Depreciation)

Coffee C Futures	13	July-2011/Long	$1,461,769	$110,859

Cotton No 2 Futures	12	December-2011/Long	785,580	17,073

Live Cattle Futures	81	June-2011/Long	3,672,540	(232,569)

Soybean Futures	22	July-2011/Long	1,533,400	(8,361)

Soybean Oil Futures	44	July-2011/Long	1,546,512	(44,692)

Subtotal Futures Contracts				$(157,690)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4        Invesco Balanced-Risk Commodity Strategy Fund

Open Swap Agreements at Period-End
		Notional		Unrealized
		Amount	Termination	Appreciation
Swap Agreements	Counterparty	(000’s)	Date	(Depreciation)

Receive a return equal to Goldman Sachs Soybean Meal Excess Return Strategy and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs	$29,735	November–2011	$(179,047)

Receive a return equal to Dow Jones-UBS Gold Index and pay the product of (i) 0.20% of the Notional Amount multipled by (ii) days in the period divided by 365.	Merrill Lynch	8,946	November–2011	792,147

Receive a return equal to Dow Jones-UBS Silver Index and pay the product of (i) 0.20% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital	1,699	November–2011	239,329

Receive a return equal to Merrill Lynch Commodity index eXtra XLP Copper Excess Return Index and pay the product of (i) 0.22% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Merrill Lynch	28,306	November–2011	(129,278)

Receive a return equal to Barclays Capital WTI Crude Roll Yield ER Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital	29,194	February–2012	850,704

Subtotal Swap Agreements		$97,880		$1,573,855

Total				$1,416,165

Risk Allocation

By Complex

Complex	Risk Allocation

Agriculture & Livestock	25.8%

Energy	25.2

Industrial Metals	22.4

Precious Metals	26.6

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5        Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $35,402,776)	$40,018,904

Investments in affiliated money market funds, at value and cost	87,371,281

Total investments, at value (Cost $122,774,057)	127,390,185

Receivable for:
Variation margin	123,049

Fund shares sold	987,260

Dividends	261,550

Unrealized appreciation on swap agreements	1,573,855

Investment for trustee deferred compensation and retirement plans	1,149

Other assets	25,057

Total assets	130,362,105

Liabilities:
Payable for:
Fund shares reacquired	72,196

Dividends	78,027

Accrued fees to affiliates	13,797

Accrued other operating expenses	47,403

Trustee deferred compensation and retirement plans	1,385

Total liabilities	212,808

Net assets applicable to shares outstanding	$130,149,297

Net assets consist of:
Shares of beneficial interest	$111,322,038

Undistributed net investment income (loss)	(408,608)

Undistributed net realized gain	13,203,574

Unrealized appreciation	6,032,293

$130,149,297

Net Assets:
Class A	$4,958,664

Class B	$165,458

Class C	$1,190,256

Class R	$21,385

Class Y	$8,335,155

Institutional Class	$115,478,379

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	421,552

Class B	14,111

Class C	101,461

Class R	1,819

Class Y	707,461

Institutional Class	9,804,955

Class A:
Net asset value per share	$11.76

Maximum offering price per share (Net asset value of $11.76 divided by 94.50%)	$12.44

Class B:
Net asset value and offering price per share	$11.73

Class C:
Net asset value and offering price per share	$11.73

Class R:
Net asset value and offering price per share	$11.76

Class Y:
Net asset value and offering price per share	$11.78

Institutional Class:
Net asset value and offering price per share	$11.78

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6        Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Operations

For the period November 30, 2010 (commencement date) through April 30, 2011
(Unaudited)

Investment income:
Interest	$13,670

Dividends from affiliated money market funds	43,702

Total investment income	57,372

Expenses:
Advisory fees	500,903

Administrative services fees	20,822

Custodian fees	3,775

Distribution fees:
Class A	1,643

Class B	284

Class C	1,268

Class R	27

Transfer agent fees — A, B, C, R and Y	2,932

Transfer agent fees — Institutional	198

Trustees’ and officers’ fees and benefits	5,204

Professional services fees	37,222

Other	30,040

Total expenses	604,318

Less: Fees waived and expenses reimbursed	(138,338)

Net expenses	465,980

Net investment income (loss)	(408,608)

Realized and unrealized gain from:
Net realized gain from:
Investment securities	308

Futures contracts	1,017,375

Swap agreements	12,185,891

13,203,574

Change in net unrealized appreciation (depreciation) of:
Investment securities	4,616,128

Futures contracts	(157,690)

Swap agreements	1,573,855

6,032,293

Net realized and unrealized gain	19,235,867

Net increase in net assets resulting from operations	$18,827,259

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7        Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets

For the period November 30, 2010 (commencement date) through April 30, 2011
(Unaudited)

2011

Operations:
Net investment income (loss)	$(408,608)

Net realized gain	13,203,574

Change in net unrealized appreciation	6,032,293

Net increase in net assets resulting from operations	18,827,259

Share transactions–net:
Class A	4,710,600

Class B	155,637

Class C	1,141,677

Class R	19,287

Class Y	7,987,115

Institutional Class	97,307,722

Net increase in net assets resulting from share transactions	111,322,038

Net increase in net assets	130,149,297

Net assets:
Beginning of period	—

End of period (includes undistributed net investment income (loss) of $(408,608))	$130,149,297

Notes to Consolidated Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds), formerly AIM Investment Funds, (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund III Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
  The Fund’s investment objective is to provide total return.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity

8        Invesco Balanced-Risk Commodity Strategy Fund

are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial

9        Invesco Balanced-Risk Commodity Strategy Fund

guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.
Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.
J.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a

10        Invesco Balanced-Risk Commodity Strategy Fund

credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	1.05%

Next $250 million	1.025%

Next $500 million	1.00%

Next $1.5 billion	0.975%

Next $2.5 billion	0.95%

Next $2.5 billion	0.925%

Next $2.5 billion	0.90%

Over $10 billion	0.875%

11        Invesco Balanced-Risk Commodity Strategy Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.22%, 1.97%, 1.97%, 1.47%, 0.97% and 0.97% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the period November 30, 2010 (commencement date) to April 30, 2011, the Adviser waived advisory fees of $135,208 and reimbursed class level expenses of $1,210, $52, $234, $10, $1,426 and $198 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the period November 30, 2010 (commencement date) to April 30, 2011, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the period November 30, 2010 (commencement date) to April 30, 2011, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the period November 30, 2010 (commencement date) to April 30, 2011, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period ended April 30, 2011, IDI advised the Fund that IDI retained $5,242 in front-end sales commissions from the sale of Class A shares and $0, $0 and $10 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

12        Invesco Balanced-Risk Commodity Strategy Fund

  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
  During the period November 30, 2010 (commencement date) to April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Commodity-Linked Securities	$—	$16,021,342	$—	$16,021,342

U.S. Treasury Debt Securities	—	23,997,562	—	23,997,562

Money Market Funds	87,371,281	—	—	87,371,281

	$87,371,281	$40,018,904	$—	$127,390,185

Futures*	(157,690)	—	—	(157,690)

Swap Agreements*	—	1,573,855	—	1,573,855

Total Investments	$87,213,591	$41,592,759	$—	$128,806,350

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Instruments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the consolidated financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2011:

	Notional Value
Risk Exposure/Derivative Type	Assets	Liabilities

Commodity risk
Futures contracts(a)	$130,940	$(288,630)

Commodity risk
Swap agreements(b)	1,882,180	(308,325)

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets & Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets & Liabilities under Unrealized appreciation for swap agreements.

Effect of Derivative Instruments for the period November 30, 2010 (commencement date) to April 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Consolidated Statement of Operations
	Futures*	Swap Agreements*

Realized Gain
Commodity risk	$1,017,375	$12,185,891

Change in Unrealized Appreciation (Depreciation)
Commodity risk	(157,690)	1,573,855

Total	$859,685	$13,759,746

*	The average notional value of futures and swap agreements outstanding during the period was $7,247,283 and $90,576,444, respectively.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the period November 30, 2010 (commencement date) to April 30, 2011, the Fund paid legal fees of $186 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

13        Invesco Balanced-Risk Commodity Strategy Fund

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period November 30, 2010 (commencement date) to April 30, 2011 was $39,201,807 and $12,898,518, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,616,128

Aggregate unrealized (depreciation) of investment securities	—

Net unrealized appreciation of investment securities	$4,616,128

Investments have the same cost for tax and financial statement purposes.

NOTE 9—Share Information

	Summary of Share Activity

	November 30, 2010
	(commencement date) to
	April 30, 2011(a)
	Shares	Amount

Sold:
Class A	422,801	$4,724,645

Class B	14,451	159,460

Class C	104,022	1,171,059

Class R	1,819	19,287

Class Y	714,528	8,068,607

Institutional Class	10,886,248	109,086,164

Automatic conversion of Class B shares to Class A shares:
Class A	328	3,698

Class B	(328)	(3,698)

Reacquired:
Class A	(1,577)	(17,743)

Class B	(12)	(125)

Class C	(2,561)	(29,382)

Class Y	(7,067)	(81,492)

Institutional Class	(1,081,293)	(11,778,442)

Net increase in share activity	11,051,359	$111,322,038

(a)	80% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

14        Invesco Balanced-Risk Commodity Strategy Fund

NOTE 10—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

								Ratio of		Ratio of
								expenses		expenses
			Net gains					to average		to average net		Ratio of net
	Net asset	Net	on securities					net assets		assets without		investment
	value,	investment	(both	Total from	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Five months ended 04/30/11(d)	$10.00	$(0.05)	$1.81	$1.76	$11.76	16.78%	$4,959	1.22	%(e)	1.69	%(e)	(1.10	)%(e)	32%

Class B
Five months ended 04/30/11(d)	10.00	(0.09)	1.82	1.73	11.73	16.48	165	1.97	(e)	2.44	(e)	(1.85	)(e)	32

Class C
Five months ended 04/30/11(d)	10.00	(0.09)	1.82	1.73	11.73	16.48	1,190	1.97	(e)	2.44	(e)	(1.85	)(e)	32

Class R
Five months ended 04/30/11(d)	10.00	(0.06)	1.82	1.76	11.76	16.78	21	1.47	(e)	1.94	(e)	(1.35	)(e)	32

Class Y
Five months ended 04/30/11(d)	10.00	(0.04)	1.82	1.78	11.78	16.98	8,335	0.97	(e)	1.44	(e)	(0.85	)(e)	32

Institutional Class
Five months ended 04/30/11(d)	10.00	(0.04)	1.82	1.78	11.78	16.98	115,478	0.97	(e)	1.25	(e)	(0.85	)(e)	32

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of November 30, 2010.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,578, $68, $304, $13, $1,860 and $110,732 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

15        Invesco Balanced-Risk Commodity Strategy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 30, 2010 (commencement date) through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[3]	Ratio
A	$1,000.00	$1,167.80	$5.51	$1,018.74	$6.11	1.22%

B	1,000.00	1,164.80	8.88	1,015.03	9.84	1.97

C	1,000.00	1,164.80	8.88	1,015.03	9.84	1.97

R	1,000.00	1,167.80	6.64	1,017.50	7.35	1.47

Y	1,000.00	1,169.80	4.38	1,019.98	4.86	0.97

Institutional	1,000.00	1,169.80	4.38	1,019.98	4.86	0.97

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 30, 2010 (commencement date) through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 152 (as of close of business November 30, 2010 (commencement date) through April 30, 2011)/365. Because Class A, Class B, Class C, Class R, Class Y and Institutional Class shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period.

16        Invesco Balanced-Risk Commodity Strategy Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
BRCS-SAR-1      Invesco Distributors, Inc.

Invesco China Fund
Semiannual Report to Shareholders ■ April 30, 2011
Nasdaq:
A: AACFX ■ B: ABCFX ■ C: CACFX ■ Y: AMCYX ■ Institutional: IACFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.97%

Class B Shares	1.63

Class C Shares	1.59

Class Y Shares	2.13

Institutional Class Shares	2.21

MSCI EAFE Index▼ (Broad Market Index)	12.71

MSCI China 10/40 Index ■ (Style-Specific Index)	1.33

Lipper China Region Funds Index▼ (Peer Group Index)	2.43

▼	Lipper Inc.; ■ Invesco, Bloomberg L.P.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI China 10/40 Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in China, taking into consideration the concentration constraints applicable to funds registered for sale in Europe pursuant to the UCITS III Directive.
     The Lipper China Region Funds Index is an unmanaged index considered representative of China region funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco China Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)	17.02%

5 Years	17.08

1 Year	11.03

Class B Shares

Inception (3/31/06)	17.37%

5 Years	17.34

1 Year	11.64

Class C Shares

Inception (3/31/06)	17.43%

5 Years	17.53

1 Year	15.61

Class Y Shares

Inception	18.47%

5 Years	18.56

1 Year	17.82

Institutional Class Shares

Inception (3/31/06)	18.89%

5 Years	18.96

1 Year	18.01
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.67%, 2.42%, 2.42%, 1.42% and 1.25%, respectively. The expense ratios presented above may

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)	16.52%

5 Years	16.52

1 Year	5.31

Class B Shares

Inception (3/31/06)	16.78%

5 Years	16.78

1 Year	5.60

Class C Shares

Inception (3/31/06)	16.95%

5 Years	16.95

1 Year	9.56

Class Y Shares

Inception	17.98%

5 Years	17.98

1 Year	11.71

Institutional Class Shares

Inception (3/31/06)	18.39%

5 Years	18.39

1 Year	11.84
vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3 Invesco China Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.” Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco China Fund

Schedule of Investments(a)

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.66%(b)
Apparel Retail–0.44%
Emperor Watch & Jewellery Ltd. (Hong Kong)	6,800,000	$985,272

Auto Parts & Equipment–0.58%
Xinyi Glass Holdings Ltd.	1,084,000	1,311,103

Automobile Manufacturers–1.65%
AviChina Industry & Technology Co. Ltd.–Class H	4,008,000	2,504,089

Qingling Motors Co. Ltd. (Hong Kong)	3,420,000	1,215,421

		3,719,510

Automotive Retail–0.61%
Zhongsheng Group Holdings Ltd.	735,000	1,377,971

Building Products–1.08%
China Liansu Group Holdings Ltd.	2,619,000	2,448,252

Casinos & Gaming–0.51%
Galaxy Entertainment Group Ltd. (Hong Kong)(c)	643,000	1,160,902

Coal & Consumable Fuels–5.58%
China Shenhua Energy Co. Ltd.–Class H	1,059,000	4,960,088

Inner Mongolia Yitai Coal Co., Ltd.–Class B	362,310	2,527,837

Yanzhou Coal Mining Co. Ltd.–Class H	1,310,000	5,134,229

		12,622,154

Commodity Chemicals–1.55%
Lee & Man Holding Ltd. (Hong Kong)	2,874,000	3,504,517

Computer & Electronics Retail–1.31%
GOME Electrical Appliances Holding Ltd.	8,247,000	2,972,913

Construction & Farm Machinery & Heavy Trucks–4.27%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.–Class H	518,200	1,374,536

China National Materials Co. Ltd.–Class H	2,481,000	2,450,291

China Rongsheng Heavy Industries Group Holdings Ltd.	2,295,000	1,941,615

CSR Corp Ltd.–Class H	968,000	1,068,188

First Tractor Co. Ltd.–Class H	2,040,000	2,810,641

		9,645,271

Construction Materials–3.79%
Anhui Conch Cement Co. Ltd.–Class H	750,000	3,555,724

China Resources Cement Holdings Ltd. (Hong Kong)	2,922,000	2,983,122

CSG Holding Co. Ltd.–Class B	1,581,625	2,038,586

		8,577,432

Distillers & Vintners–0.95%
JLF Investment Co. Ltd. (Hong Kong)	22,336,000	2,157,040

Distributors–1.82%
Silver Base Group Holdings Ltd.	4,999,000	4,121,175

Diversified Banks–16.11%
Agricultural Bank of China Ltd.–Class H	3,035,000	1,799,246

Bank of China Ltd.–Class H	17,496,600	9,688,411

China Construction Bank Corp.–Class H	12,833,290	12,158,973

China Merchants Bank Co., Ltd.–Class H	506,823	1,308,995

Industrial & Commercial Bank of China Ltd.–Class H	13,499,940	11,462,529

		36,418,154

Diversified Metals & Mining–2.94%
China Metal Recycling Holdings Ltd. (Cayman Islands)	2,228,400	3,093,167

Jiangxi Copper Co. Ltd.–Class H	1,046,000	3,563,415

		6,656,582

Electronic Components–0.59%
Kingboard Chemical Holdings Ltd.	244,500	1,343,718

Food Retail–0.65%
China Resources Enterprise Ltd. (Hong Kong)	366,000	1,478,462

Health Care Distributors–0.99%
Sinopharm Group Co.–Class H	645,200	2,234,797

Hotels, Resorts & Cruise Lines–2.00%
Ctrip.com International, Ltd.–ADR(c)	65,820	3,206,750

Shanghai Jinjiang International Hotels Development Co., Ltd.–Class B	790,527	1,322,552

		4,529,302

Household Appliances–0.99%
Haier Electronics Group Co. Ltd. (Hong Kong)(c)	1,793,000	2,230,035

Household Products–0.68%
Vinda International Holdings Ltd.	1,444,000	1,530,236

Industrial Conglomerates–1.40%
Citic Pacific Ltd. (Hong Kong)	1,056,000	3,165,057

Integrated Oil & Gas–8.23%
China Petroleum and Chemical Corp. (Sinopec)–Class H	8,614,000	8,673,673

PetroChina Co. Ltd.–Class H	6,834,000	9,932,375

		18,606,048

Integrated Telecommunication Services–2.87%
China Unicom (Hong Kong) Ltd. (Hong Kong)	3,174,000	6,479,050

Internet Software & Services–5.63%
Tencent Holdings Ltd.	445,000	12,740,693

Life & Health Insurance–4.25%
China Life Insurance Co., Ltd.–Class H	1,725,000	6,171,105

Ping An Insurance (Group) Co. of China Ltd.–Class H	315,500	3,441,657

		9,612,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco China Fund

	Shares	Value

Marine Ports & Services–1.11%
COSCO Pacific Ltd. (Hong Kong)	1,214,000	$2,513,600

Metal & Glass Containers–0.21%
CPMC Holdings Ltd. (Hong Kong)	759,000	465,514

Oil & Gas Exploration & Production–7.35%
CNOOC Ltd.	6,671,000	16,608,737

Packaged Foods & Meats–1.12%
China Foods Ltd. (Hong Kong)	3,608,000	2,527,084

Paper Products–1.72%
Lee & Man Paper Manufacturing Ltd.	3,031,600	2,178,199

Nine Dragons Paper Holdings Ltd.	1,504,000	1,717,761

		3,895,960

Personal Products–1.97%
Hengan International Group Co. Ltd.	569,000	4,453,221

Property & Casualty Insurance–0.92%
PICC Property and Casualty Co. Ltd.–Class H(c)	1,620,000	2,081,790

Real Estate Development–1.53%
China Overseas Land & Investment Ltd. (Hong Kong)	634,000	1,224,902

Longfor Properties	1,394,000	2,229,862

		3,454,764

Regional Banks–0.71%
Chongqing Rural Commercial Bank Co., Ltd.(c)	2,308,000	1,607,744

Restaurants–1.61%
Ajisen China Holdings Ltd.	1,826,000	3,644,382

Steel–1.79%
China Vanadium Titano-Magnetite Mining Co. Ltd.	4,872,000	2,297,098

Xingda International Holdings Ltd.	1,505,000	1,742,432

		4,039,530

Technology Distributors–1.62%
Digital China Holdings Ltd. (Hong Kong)	1,884,000	3,669,408

Wireless Telecommunication Services–4.53%
China Mobile Ltd.	1,112,000	10,241,095

Total Common Stocks & Other Equity Interests (Cost $160,388,397)		220,831,237

Money Market Funds–2.62%
Liquid Assets Portfolio–Institutional Class(d)	2,959,471	2,959,471

Premier Portfolio–Institutional Class(d)	2,959,472	2,959,472

Total Money Market Funds (Cost $5,918,943)		5,918,943

TOTAL INVESTMENTS–100.28% (Cost $166,307,340)		226,750,180

OTHER ASSETS LESS LIABILITIES–(0.28)%		(637,275)

NET ASSETS–100.00%		$226,112,905

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Financials	23.5%

Energy	21.2

Materials	12.0

Consumer Discretionary	11.5

Industrials	7.9

Information Technology	7.8

Telecommunication Services	7.4

Consumer Staples	5.4

Health Care	1.0

Money Market Funds Plus Other Assets Less Liabilities	2.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco China Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $160,388,397)	$220,831,237

Investments in affiliated money market funds, at value and cost	5,918,943

Total investments, at value (Cost $166,307,340)	226,750,180

Receivable for:
Investments sold	1,570,660

Fund shares sold	161,073

Dividends	651,733

Investment for trustee deferred compensation and retirement plans	11,370

Other assets	44,122

Total assets	229,189,138

Liabilities:
Payable for:
Investments purchased	2,293,976

Fund shares reacquired	452,076

Accrued fees to affiliates	183,113

Accrued other operating expenses	123,588

Trustee deferred compensation and retirement plans	23,480

Total liabilities	3,076,233

Net assets applicable to shares outstanding	$226,112,905

Net assets consist of:
Shares of beneficial interest	$234,741,519

Undistributed net investment income (loss)	(1,494,768)

Undistributed net realized gain (loss)	(67,578,981)

Unrealized appreciation	60,445,135

$226,112,905

Net Assets:
Class A	$146,843,943

Class B	$21,027,706

Class C	$48,496,435

Class Y	$8,766,050

Institutional Class	$978,771

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	6,579,198

Class B	964,692

Class C	2,228,415

Class Y	391,932

Institutional Class	43,744

Class A:
Net asset value per share	$22.32

Maximum offering price per share
(Net asset value of $22.32 divided by 94.50%)	$23.62

Class B:
Net asset value and offering price per share	$21.80

Class C:
Net asset value and offering price per share	$21.76

Class Y:
Net asset value and offering price per share	$22.37

Institutional Class:
Net asset value and offering price per share	$22.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco China Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $54,814)	$788,744

Dividends from affiliated money market funds	1,488

Total investment income	790,232

Expenses:
Advisory fees	1,106,598

Administrative services fees	47,021

Custodian fees	75,195

Distribution fees:
Class A	188,377

Class B	109,185

Class C	263,840

Transfer agent fees — A, B, C and Y	311,014

Transfer agent fees — Institutional	462

Trustees’ and officers’ fees and benefits	11,366

Other	113,350

Total expenses	2,226,408

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(3,166)

Net expenses	2,223,242

Net investment income (loss)	(1,433,010)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	10,355,654

Foreign currencies	(24,665)

10,330,989

Change in net unrealized appreciation (depreciation) of:
Investment securities	(6,098,404)

Foreign currencies	2,113

(6,096,291)

Net realized and unrealized gain	4,234,698

Net increase in net assets resulting from operations	$2,801,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco China Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income (loss)	$(1,433,010)	$156,713

Net realized gain	10,330,989	29,501,110

Change in net unrealized appreciation (depreciation)	(6,096,291)	14,108,420

Net increase in net assets resulting from operations	2,801,688	43,766,243

Distributions to shareholders from net investment income:
Class A	(296,385)	(1,340,537)

Class B	—	(85,595)

Class C	—	(204,447)

Class Y	(51,203)	(60,815)

Institutional Class	(5,491)	(7,016)

Total distributions from net investment income	(353,079)	(1,698,410)

Share transactions–net:
Class A	(21,639,528)	(15,984,376)

Class B	(3,162,606)	(3,523,948)

Class C	(11,664,060)	(4,683,441)

Class Y	(2,889,405)	4,769,591

Institutional Class	(19,897)	220,922

Net increase (decrease) in net assets resulting from share transactions	(39,375,496)	(19,201,252)

Net increase (decrease) in net assets	(36,926,887)	22,866,581

Net assets:
Beginning of period	263,039,792	240,173,211

End of period (includes undistributed net investment income (loss) of $(1,494,768) and $291,321, respectively)	$226,112,905	$263,039,792

Notes to Financial Statements

April 30 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco China Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

9        Invesco China Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be

10        Invesco China Fund

evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.
Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.
Transaction costs are often higher and there may be delays in settlement procedures.
Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.
J.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco China Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. The Adviser did not waive fees and/or reimburse expenses under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $1,590.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $631.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $26,372 in front-end sales commissions from the sale of Class A shares and $25, $38,464 and $5,460 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

12        Invesco China Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$10,767,076	$15,285,489	$—	$26,052,565

Consumer Staples	3,687,276	8,458,767	—	12,146,043

Energy	11,201,510	36,635,429	—	47,836,939

Financial	2,081,790	51,093,424	—	53,175,214

Health Care	2,234,797	—	—	2,234,797

Industrial	7,766,965	10,005,215	—	17,772,180

Information Technology	—	17,753,819	—	17,753,819

Materials	12,532,230	14,607,305	—	27,139,535

Telecommunication Services	—	16,720,145	—	16,720,145

Money Market Funds	5,918,943	—	—	5,918,943

	$56,190,587	$170,559,593	$—	$226,750,180

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $945.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $1,015 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13        Invesco China Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$61,787,707

October 31, 2017	11,347,858

Total capital loss carryforward	$73,135,565

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $97,797,889 and $140,256,793, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$56,721,524

Aggregate unrealized (depreciation) of investment securities	(1,053,089)

Net unrealized appreciation of investment securities	$55,668,435

Cost of investments for tax purposes is $171,081,745.

14        Invesco China Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	826,715	$18,032,658	3,871,989	$75,343,537

Class B	54,448	1,170,461	343,926	6,527,204

Class C	136,885	2,906,222	881,957	16,794,971

Class Y	112,251	2,444,327	476,792	9,493,755

Institutional Class	5,874	126,887	32,278	609,728

Issued as reinvestment of dividends:
Class A	12,898	277,433	63,085	1,253,500

Class B	—	—	4,074	79,716

Class C	—	—	9,643	188,419

Class Y	2,126	45,798	2,838	56,464

Institutional Class	245	5,271	342	6,807

Automatic conversion of Class B shares to Class A shares:
Class A	33,809	725,588	73,949	1,404,908

Class B	(34,578)	(725,588)	(75,340)	(1,404,908)

Reacquired:(b)
Class A	(1,892,713)	(40,675,207)	(4,971,913)	(93,986,321)

Class B	(170,923)	(3,607,479)	(471,540)	(8,725,960)

Class C	(699,980)	(14,570,282)	(1,173,256)	(21,666,831)

Class Y	(251,273)	(5,379,530)	(260,073)	(4,780,628)

Institutional Class	(6,961)	(152,055)	(20,857)	(395,613)

Net increase (decrease) in share activity	(1,871,177)	$(39,375,496)	(1,212,106)	$(19,201,252)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Net of redemption fees of $3,197 and $28,816 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2011 and year ended October 31, 2010, respectively.

15        Invesco China Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)(b)	operations	income	gains	distributions	of period	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/11	$21.93	$(0.11)	$0.54	$0.43	$(0.04)	$—	$(0.04)	$22.32	1.97%	$146,844	1.66	%(e)	1.66	%(e)	(0.99	)%(e)	42%
Year ended 10/31/10	18.18	0.06	3.83	3.89	(0.14)	—	(0.14)	21.93	21.49	166,662	1.67		1.67		0.30		100
Year ended 10/31/09	9.82	0.11	8.30	8.41	(0.05)	—	(0.05)	18.18	86.04	155,689	1.89		1.90		0.83		98
Year ended 10/31/08	28.59	0.07	(18.15)	(18.08)	(0.01)	(0.68)	(0.69)	9.82	(64.58)	69,460	1.75		1.76		0.39		94
Year ended 10/31/07	10.98	0.01	17.70	17.71	(0.10)	—	(0.10)	28.59	162.36	385,401	1.85		1.86		0.04		102
Year ended 10/31/06(f)	10.00	0.09	0.89	0.98	—	—	—	10.98	9.80	14,212	2.09	(g)	4.14	(g)	1.60	(g)	80

Class B
Six months ended 04/30/11	21.46	(0.18)	0.52	0.34	—	—	—	21.80	1.58	21,028	2.41	(e)	2.41	(e)	(1.74	)(e)	42
Year ended 10/31/10	17.85	(0.09)	3.76	3.67	(0.06)	—	(0.06)	21.46	20.61	23,945	2.42		2.42		(0.45)		100
Year ended 10/31/09	9.66	0.01	8.18	8.19	—	—	—	17.85	84.78	23,468	2.64		2.65		0.08		98
Year ended 10/31/08	28.32	(0.06)	(17.92)	(17.98)	—	(0.68)	(0.68)	9.66	(64.84)	11,625	2.50		2.51		(0.36)		94
Year ended 10/31/07	10.93	(0.14)	17.60	17.46	(0.07)	—	(0.07)	28.32	160.56	51,222	2.60		2.61		(0.71)		102
Year ended 10/31/06(f)	10.00	0.05	0.88	0.93	—	—	—	10.93	9.30	2,881	2.84	(g)	4.89	(g)	0.85	(g)	80

Class C
Six months ended 04/30/11	21.43	(0.18)	0.51	0.33	—	—	—	21.76	1.54	48,496	2.41	(e)	2.41	(e)	(1.74	)(e)	42
Year ended 10/31/10	17.83	(0.09)	3.75	3.66	(0.06)	—	(0.06)	21.43	20.58	59,812	2.42		2.42		(0.45)		100
Year ended 10/31/09	9.65	0.01	8.17	8.18	—	—	—	17.83	84.77	54,780	2.64		2.65		0.08		98
Year ended 10/31/08	28.29	(0.06)	(17.90)	(17.96)	—	(0.68)	(0.68)	9.65	(64.83)	21,548	2.50		2.51		(0.36)		94
Year ended 10/31/07	10.92	(0.14)	17.58	17.44	(0.07)	—	(0.07)	28.29	160.52	127,122	2.60		2.61		(0.71)		102
Year ended 10/31/06(f)	10.00	0.05	0.87	0.92	—	—	—	10.92	9.20	2,950	2.84	(g)	4.89	(g)	0.85	(g)	80

Class Y
Six months ended 04/30/11	22.01	(0.08)	0.53	0.45	(0.09)	—	(0.09)	22.37	2.08	8,766	1.41	(e)	1.41	(e)	(0.74	)(e)	42
Year ended 10/31/10	18.23	0.10	3.85	3.95	(0.17)	—	(0.17)	22.01	21.76	11,638	1.42		1.42		0.55		100
Year ended 10/31/09	9.82	0.16	8.30	8.46	(0.05)	—	(0.05)	18.23	86.55	5,637	1.64		1.65		1.08		98
Year ended 10/31/08(f)	12.02	0.00	(2.20)	(2.20)	—	—	—	9.82	(18.30)	569	1.80	(g)	1.81	(g)	0.34	(g)	94

Institutional Class
Six months ended 04/30/11	22.04	(0.06)	0.52	0.46	(0.13)	—	(0.13)	22.37	2.12	979	1.25	(e)	1.25	(e)	(0.58	)(e)	42
Year ended 10/31/10	18.25	0.14	3.86	4.00	(0.21)	—	(0.21)	22.04	22.04	982	1.25		1.25		0.72		100
Year ended 10/31/09	9.91	0.20	8.33	8.53	(0.19)	—	(0.19)	18.25	87.28	599	1.27		1.28		1.45		98
Year ended 10/31/08	28.72	0.17	(18.25)	(18.08)	(0.05)	(0.68)	(0.73)	9.91	(64.37)	259	1.26		1.27		0.88		94
Year ended 10/31/07	10.99	0.09	17.74	17.83	(0.10)	—	(0.10)	28.72	163.45	3,658	1.35		1.36		0.53		102
Year ended 10/31/06(f)	10.00	0.11	0.88	0.99	—	—	—	10.99	9.90	835	1.84	(g)	3.48	(g)	1.85	(g)	80

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $151,950, $22,018, $53,205, $10,249 and $933 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of March 31, 2006 for Class A, Class B, Class C and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)	Annualized.

16        Invesco China Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,019.70	$8.31	$1,016.56	$8.30	1.66%

B	1,000.00	1,016.30	12.05	1,012.84	12.03	2.41

C	1,000.00	1,015.90	12.05	1,012.84	12.03	2.41

Y	1,000.00	1,021.30	7.07	1,017.80	7.05	1.41

Institutional	1,000.00	1,022.10	6.22	1,018.65	6.21	1.25

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco China Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
CHI-SAR-1      Invesco Distributors, Inc.

Invesco Developing Markets Fund
Semiannual Report to Shareholders ■ April 30, 2011
Nasdaq:
A: GTDDX ■ B: GTDBX ■ C: GTDCX ■ Y: GTDYX ■ Institutional: GTDIX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

11	Notes to Financial Statements

17	Financial Highlights

18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.60%

Class B Shares	5.23

Class C Shares	5.23

Class Y Shares	5.75

Institutional Class Shares	5.82

MSCI EAFE Index▼ (Broad Market Index)	12.71

MSCI Emerging Markets Index▼ (Style-Specific Index)	9.74

Lipper Emerging Market Fund Index▼ (Peer Group Index)	8.43

▼	Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI Emerging Markets IndexSM is an unmanaged index considered representative of stocks of developing countries.
     The Lipper Emerging Market Funds Index is an unmanaged index considered representative of emerging market funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Developing Markets Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (1/11/94)		6.73%

10	Years	16.90

5	Years	9.33

1	Year	13.74

Class B Shares

Inception (11/3/97)		8.85%

10	Years	16.96

5	Years	9.48

1	Year	14.49

Class C Shares

Inception (3/1/99)		14.07%

10	Years	16.79

5	Years	9.75

1	Year	18.48

Class Y Shares

10	Years	17.64%

5	Years	10.72

1	Year	20.67

Institutional Class Shares

10	Years	17.86%

5	Years	11.08

1	Year	20.84
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (1/11/94)		6.51%

10	Years	17.12

5	Years	9.71

1	Year	10.37

Class B Shares

Inception (11/3/97)		8.58%

10	Years	17.17

5	Years	9.86

1	Year	10.93

Class C Shares

Inception (3/1/99)		13.79%

10	Years	17.00

5	Years	10.14

1	Year	14.95

Class Y Shares

10	Years	17.85%

5	Years	11.10

1	Year	17.10

Institutional Class Shares

10	Years	18.07%

5	Years	11.48

1	Year	17.30
principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.53%, 2.28%, 2.28%, 1.28% and 1.12%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3 Invesco Developing Markets Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Developing Markets Fund

Schedule of Investments

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.12%
Brazil–14.69%
Banco Bradesco S.A.–ADR	4,490,368	$90,840,145

BR Malls Participacoes S.A.	1,964,100	20,732,513

Cielo S.A.	5,655,700	52,839,217

Cielo S.A.(a)	600,000	5,605,589

Companhia de Transmissao de Energia Eletrica Paulista–Rts.(b)	9,579	7,909

Diagnosticos da America S.A.	1,732,000	23,232,671

Duratex S.A.	3,456,200	36,329,063

Equatorial Energia S.A.	1,240,100	10,554,043

MRV Engenharia e Participacoes S.A.	2,953,200	25,752,579

OGX Petroleo e Gas Participacoes S.A.(b)	1,905,200	20,110,781

Petroleo Brasileiro S.A.–ADR	731,990	24,426,506

Totvs S.A.	854,500	16,341,057

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	960,300	13,052,029

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.(a)	224,100	3,045,881

Wilson Sons Ltd.–BDR	536,800	10,050,724

Wilson Sons Ltd.–BDR(a)	550,000	10,297,872

		363,218,579

China–10.41%
China Merchants Bank Co., Ltd.–Class H	15,429,000	39,849,184

CNOOC Ltd.	11,752,000	29,258,863

Industrial & Commercial Bank of China Ltd.–Class H	99,445,000	84,436,760

Lee & Man Paper Manufacturing Ltd.	37,658,000	27,057,202

NetEase.com Inc.–ADR(b)	527,064	25,973,714

Stella International Holdings Ltd.	9,800,500	22,260,671

Want Want China Holdings Ltd.	10,028,000	9,034,819

Xinyi Glass Holdings Ltd.	16,132,000	19,511,731

		257,382,944

Czech Republic–0.86%
CEZ A.S.	369,420	21,182,132

Egypt–1.33%
Centamin Egypt Ltd.(b)	9,882,057	21,521,342

Egyptian Financial Group-Hermes Holding	3,852,835	11,323,489

		32,844,831

Greece–0.30%
Intralot S.A.	2,068,923	7,386,914

Indonesia–6.15%
PT Astra International Tbk	1,512,500	9,945,807

PT Bank Central Asia Tbk	21,857,500	18,934,971

PT Indocement Tunggal Prakarsa Tbk	8,312,500	16,502,686

PT Perusahaan Gas Negara	131,438,500	61,550,425

PT Telekomunikasi Indonesia Tbk	50,130,500	45,153,372

		152,087,261

Israel–0.98%
Teva Pharmaceutical Industries Ltd.–ADR	530,818	24,274,307

Luxembourg–0.34%
Millicom International Cellular S.A.	77,270	8,371,432

Malaysia–3.33%
Parkson Holdings Berhad	20,297,608	39,284,891

Public Bank Berhad	9,719,100	43,035,865

		82,320,756

Mexico–9.72%
America Movil S.A.B. de C.V., Series L–ADR	1,233,903	70,579,252

Fomento Economico Mexicano, S.A.B. de C.V.–ADR	894,401	56,257,823

Grupo Financiero BanCrecer S.A. de C.V.–Series B(b)	1	0

Grupo Televisa S.A.–ADR(b)	1,970,271	46,734,828

Kimberly-Clark de Mexico, S.A.B. de C.V.–Series A	6,875,150	42,409,700

Urbi, Desarrollos Urbanos, S.A.B. de C.V.(a)(b)	415,400	992,485

Urbi, Desarrollos Urbanos, S.A.B. de C.V.(b)	9,797,800	23,409,166

		240,383,254

Nigeria–0.74%
Zenith Bank PLC	189,488,172	18,379,066

Peru–1.14%
Credicorp Ltd.	292,100	28,193,492

Philippines–8.14%
Ayala Corp.	4,238,480	38,780,495

Energy Development Corp.	293,329,350	46,412,750

Energy Development Corp.(a)	4,528,750	716,572

GMA Holdings, Inc.–PDR	67,857,000	10,829,427

GMA Holdings, Inc.–PDR(a)	2,532,000	404,087

Philippine Long Distance Telephone Co.	838,550	48,609,262

SM Investments Corp.	4,099,508	55,642,262

		201,394,855

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Developing Markets Fund

	Shares	Value

Russia–6.04%
Gazprom–ADR	2,995,464	$50,819,750

Mobile TeleSystems–ADR	788,791	16,682,929

Pharmstandard(b)	41,782	3,843,944

Pharmstandard(a)(b)	66,066	6,078,072

Sberbank of Russia	6,311,466	23,068,408

TNK–BP Holding Berhad	8,726,875	28,362,344

VimpelCom Ltd.–ADR	1,406,061	20,486,309

		149,341,756

South Africa–3.52%
AngloGold Ashanti Ltd.–ADR	339,979	17,332,129

Naspers Ltd., Class N	854,447	51,501,329

Sasol Ltd.	317,982	18,356,945

		87,190,403

South Korea–5.94%
CJ CheilJedang Corp.	157,944	36,682,636

Hyundai Department Store Co., Ltd.	206,687	30,345,810

MegaStudy Co., Ltd.	112,773	16,028,788

NHN Corp.(b)	253,792	50,330,649

S1 Corp.	278,473	13,591,909

		146,979,792

Taiwan–4.03%
Taiwan Semiconductor Manufacturing Co. Ltd.	26,234,000	67,506,246

Wistron Corp.	17,876,407	32,246,809

		99,753,055

Thailand–4.77%
BEC World PCL	12,646,000	14,842,954

CP ALL PCL	11,718,000	17,037,372

Kasikornbank PCL	10,939,200	47,746,707

Siam Commercial Bank PCL	9,853,900	38,375,286

		118,002,319

Turkey–5.34%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,411,277	21,723,380

Eczacibasi Ilac Sanayi ve Ticaret A.S.	8,913,256	15,228,392

Haci Omer Sabanci Holding A.S.	11,603,119	62,129,581

Tupras-Turkiye Petrol Rafinerileri A.S.	711,601	23,193,454

Turk Traktor ve Ziraat Makineleri A.S.	423,271	9,772,933

		132,047,740

United Kingdom–1.35%
African Barrick Gold Ltd.	3,793,719	33,479,996

Total Common Stocks & Other Equity Interests (Cost $1,650,693,722)		2,204,214,884

Preferred Stocks–1.26%
Brazil–1.26%
Companhia de Transmissao de Energia Eletrica Paulista–Pfd.	964,200	31,090,781

Total Preferred Stocks (Cost $25,255,509)		31,090,781

Money Market Funds–9.41%
Liquid Assets Portfolio–Institutional Class(c)	116,302,092	116,302,092

Premier Portfolio–Institutional Class(c)	116,302,093	116,302,093

Total Money Market Funds (Cost $232,604,185)		232,604,185

TOTAL INVESTMENTS–99.79% (Cost $1,908,553,416)		2,467,909,850

OTHER ASSETS LESS LIABILITIES–0.21%		5,272,586

NET ASSETS–100.00%		$2,473,182,436

Investment Abbreviations:

ADR	– American Depositary Receipt
BDR	– British Deposit Receipt
PDR	– Philippine Deposit Receipt
Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2011 was $27,140,558, which represented 1.10% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Developing Markets Fund

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Financials	22.9%

Consumer Discretionary	12.9

Information Technology	10.1

Telecommunication Services	8.5

Energy	7.9

Consumer Staples	7.4

Utilities	6.9

Materials	6.2

Industrials	4.7

Health Care	2.9

Money Market Funds Plus Other Assets Less Liabilities	9.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Developing Markets Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $1,675,949,231)	$2,235,305,665

Investments in affiliated money market funds, at value and cost	232,604,185

Total investments, at value (Cost $1,908,553,416)	2,467,909,850

Foreign currencies, at value (Cost $3,071,379)	3,090,679

Receivable for:
Investments sold	3,573,029

Fund shares sold	6,383,771

Dividends	5,460,013

Investment for trustee deferred compensation and retirement plans	37,416

Other assets	68,392

Total assets	2,486,523,150

Liabilities:
Payable for:
Fund shares reacquired	4,083,253

Accrued fees to affiliates	1,275,768

Accrued other operating expenses	7,865,572

Trustee deferred compensation and retirement plans	116,121

Total liabilities	13,340,714

Net assets applicable to shares outstanding	$2,473,182,436

Net assets consist of:
Shares of beneficial interest	$1,867,201,150

Undistributed net investment income	2,817,027

Undistributed net realized gain	43,700,458

Unrealized appreciation	559,463,801

$2,473,182,436

Net Assets:
Class A	$1,468,603,755

Class B	$58,120,694

Class C	$221,065,441

Class Y	$301,145,108

Institutional Class	$424,247,438

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	42,286,530

Class B	1,721,960

Class C	6,557,247

Class Y	8,648,474

Institutional Class	12,202,245

Class A:
Net asset value per share	$34.73

Maximum offering price per share
(Net asset value of $34.73 divided by 94.50%)	$36.75

Class B:
Net asset value and offering price per share	$33.75

Class C:
Net asset value and offering price per share	$33.71

Class Y:
Net asset value and offering price per share	$34.82

Institutional Class:
Net asset value and offering price per share	$34.77

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Developing Markets Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $3,459,967)	$24,819,776

Dividends from affiliated money market funds	192,810

Total investment income	25,012,586

Expenses:
Advisory fees	10,025,390

Administrative services fees	242,486

Custodian fees	858,003

Distribution fees:
Class A	1,730,886

Class B	293,016

Class C	1,096,033

Transfer agent fees — A, B, C and Y	1,859,650

Transfer agent fees — Institutional	58,600

Trustees’ and officers’ fees and benefits	42,033

Other	264,119

Total expenses	16,470,216

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(245,889)

Net expenses	16,224,327

Net investment income	8,788,259

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of tax on the sale of foreign investments of $178,713)	45,488,409

Foreign currencies (net of currency tax of $928,092)	(760,194)

44,728,215

Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $(1,028,831))	76,165,530

Foreign currencies	136,448

76,301,978

Net realized and unrealized gain	121,030,193

Net increase in net assets resulting from operations	$129,818,452

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Developing Markets Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income	$8,788,259	$15,528,929

Net realized gain	44,728,215	50,470,975

Change in net unrealized appreciation	76,301,978	330,252,596

Net increase in net assets resulting from operations	129,818,452	396,252,500

Distributions to shareholders from net investment income:
Class A	(9,655,146)	(11,475,621)

Class B	(81,587)	(410,848)

Class C	(302,676)	(1,198,045)

Class Y	(2,082,680)	(834,075)

Institutional Class	(3,283,825)	(539,553)

Total distributions from net investment income	(15,405,914)	(14,458,142)

Distributions to shareholders from net realized gains:
Class A	(1,390,785)	—

Class B	(63,155)	—

Class C	(234,307)	—

Class Y	(237,094)	—

Institutional Class	(331,608)	—

Total distributions from net realized gains	(2,256,949)	—

Share transactions–net:
Class A	47,642,818	182,511,482

Class B	(5,164,960)	(2,545,284)

Class C	(11,524,333)	38,207,197

Class Y	82,948,981	122,728,301

Institutional Class	94,855,222	250,360,999

Net increase in net assets resulting from share transactions	208,757,728	591,262,695

Net increase in net assets	320,913,317	973,057,053

Net assets:
Beginning of period	2,152,269,119	1,179,212,066

End of period (includes undistributed net investment income of $2,817,027 and $9,434,682, respectively)	$2,473,182,436	$2,152,269,119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Developing Markets Fund

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Developing Markets Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s objective is to provide long-term growth of capital and, secondarily, income.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

11        Invesco Developing Markets Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of

12        Invesco Developing Markets Fund

the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective May 23, 2011, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.10%, 2.85%, 2.85%, 1.85% and 1.85% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $239,556.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $2,369.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

13        Invesco Developing Markets Fund

  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $79,031 in front-end sales commissions from the sale of Class A shares and $26,250, $56,074 and $25,694 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Brazil	$394,309,360	$—	$—	$394,309,360

China	75,291,587	182,091,357	—	257,382,944

Czech Republic	21,182,132	—	—	21,182,132

Egypt	32,844,831	—	—	32,844,831

Greece	7,386,914	—	—	7,386,914

Indonesia	16,502,686	135,584,575	—	152,087,261

Israel	24,274,307	—	—	24,274,307

Luxembourg	8,371,432	—	—	8,371,432

Malaysia	—	82,320,756	—	82,320,756

Mexico	240,383,254	—	—	240,383,254

Nigeria	18,379,066	—	—	18,379,066

Peru	28,193,492	—	—	28,193,492

Philippines	50,014,009	151,380,846	—	201,394,855

Russia	98,522,006	50,819,750	—	149,341,756

South Africa	35,689,074	51,501,329	—	87,190,403

South Korea	79,951,346	67,028,446	—	146,979,792

14        Invesco Developing Markets Fund

	Level 1	Level 2	Level 3	Total

Taiwan	—	99,753,055	—	99,753,055

Thailand	14,842,954	103,159,365	—	118,002,319

Turkey	93,625,894	38,421,846	—	132,047,740

United Kingdom	—	33,479,996	—	33,479,996

United States	232,604,185	—	—	232,604,185

	$1,472,368,529	$995,541,321	$—	$2,467,909,850

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2011, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $3,964.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $2,667 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of October 31, 2010.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $391,011,576 and $123,166,696, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$605,343,171

Aggregate unrealized (depreciation) of investment securities	(52,826,924)

Net unrealized appreciation of investment securities	$552,516,247

Cost of investments for tax purposes is $1,915,393,603.

15        Invesco Developing Markets Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	8,942,373	$294,048,839	18,831,176	$550,055,563

Class B	124,932	4,003,249	566,622	16,121,664

Class C	687,573	21,978,662	2,771,125	78,125,052

Class Y	4,123,746	135,318,853	5,376,345	160,513,309

Institutional Class	4,285,626	140,658,383	8,771,997	271,330,309

Issued as reinvestment of dividends:
Class A	315,281	10,271,804	376,952	10,151,312

Class B	4,409	139,972	14,681	386,123

Class C	16,274	516,199	42,825	1,125,023

Class Y	65,534	2,138,367	24,400	657,826

Institutional Class	85,579	2,786,444	15,448	415,394

Automatic conversion of Class B shares to Class A shares:
Class A	93,449	3,059,488	209,288	5,946,525

Class B	(96,099)	(3,059,488)	(215,011)	(5,946,525)

Reacquired:(b)
Class A	(7,956,453)	(259,737,313)	(13,836,234)	(383,641,918)

Class B	(197,541)	(6,248,693)	(479,485)	(13,106,546)

Class C	(1,078,032)	(34,019,194)	(1,501,099)	(41,042,878)

Class Y	(1,671,626)	(54,508,239)	(1,335,069)	(38,442,834)

Institutional Class	(1,486,019)	(48,589,605)	(729,745)	(21,384,704)

Net increase in share activity	6,259,006	$208,757,728	18,904,216	$591,262,695

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Net of redemption fees of $66,952 and $166,754 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2011 and the year ended October 31, 2010, respectively.

16        Invesco Developing Markets Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)(b)	operations	income	gains	distributions	of period	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/11	$33.15	$0.12	$1.72	$1.84	$(0.23)	$(0.03)	$(0.26)	$34.73	5.61%	$1,468,604	1.43	%(e)	1.45	%(e)	0.76	%(e)	6%
Year ended 10/31/10	25.61	0.33	7.54	7.87	(0.33)	—	(0.33)	33.15	31.04	1,355,604	1.52		1.53		1.17		22
Year ended 10/31/09	16.28	0.27	9.80	10.07	(0.33)	(0.41)	(0.74)	25.61	65.27	904,273	1.66		1.71		1.35		28
Year ended 10/31/08	37.97	0.37	(20.45)	(20.08)	(0.23)	(1.38)	(1.61)	16.28	(55.04)	401,275	1.59		1.60		1.26		27
Year ended 10/31/07	23.80	0.27	13.96	14.23	(0.06)	—	(0.06)	37.97	59.90	1,152,814	1.57		1.61		0.89		41
Year ended 10/31/06	16.81	0.12	6.98	7.10	(0.11)	—	(0.11)	23.80	42.45	502,546	1.74		1.80		0.57		51

Class B
Six months ended 04/30/11	32.16	0.00	1.66	1.66	(0.04)	(0.03)	(0.07)	33.75	5.20	58,121	2.18	(e)	2.20	(e)	0.01	(e)	6
Year ended 10/31/10	24.92	0.12	7.33	7.45	(0.21)	—	(0.21)	32.16	30.07	60,657	2.27		2.28		0.42		22
Year ended 10/31/09	15.69	0.11	9.59	9.70	(0.06)	(0.41)	(0.47)	24.92	64.01	49,822	2.41		2.46		0.60		28
Year ended 10/31/08	36.72	0.15	(19.74)	(19.59)	(0.06)	(1.38)	(1.44)	15.69	(55.36)	32,309	2.34		2.35		0.51		27
Year ended 10/31/07	23.14	0.04	13.54	13.58	—	—	—	36.72	58.69	103,476	2.32		2.36		0.14		41
Year ended 10/31/06	16.40	(0.04)	6.82	6.78	(0.04)	—	(0.04)	23.14	41.38	61,055	2.49		2.55		(0.18)		51

Class C
Six months ended 04/30/11	32.12	0.00	1.66	1.66	(0.04)	(0.03)	(0.07)	33.71	5.20	221,065	2.18	(e)	2.20	(e)	0.01	(e)	6
Year ended 10/31/10	24.89	0.12	7.32	7.44	(0.21)	—	(0.21)	32.12	30.07	222,634	2.27		2.28		0.42		22
Year ended 10/31/09	15.67	0.11	9.58	9.69	(0.06)	(0.41)	(0.47)	24.89	64.03	139,845	2.41		2.46		0.60		28
Year ended 10/31/08	36.68	0.15	(19.72)	(19.57)	(0.06)	(1.38)	(1.44)	15.67	(55.37)	76,853	2.34		2.35		0.51		27
Year ended 10/31/07	23.12	0.04	13.52	13.56	—	—	—	36.68	58.65	219,121	2.32		2.36		0.14		41
Year ended 10/31/06	16.38	(0.04)	6.82	6.78	(0.04)	—	(0.04)	23.12	41.43	65,416	2.49		2.55		(0.18)		51

Class Y
Six months ended 04/30/11	33.26	0.17	1.71	1.88	(0.29)	(0.03)	(0.32)	34.82	5.72	301,145	1.18	(e)	1.20	(e)	1.01	(e)	6
Year ended 10/31/10	25.66	0.41	7.56	7.97	(0.37)	—	(0.37)	33.26	31.41	203,884	1.27		1.28		1.42		22
Year ended 10/31/09	16.29	0.37	9.75	10.12	(0.34)	(0.41)	(0.75)	25.66	65.56	52,993	1.41		1.46		1.60		28
Year ended 10/31/08(f)	20.65	0.02	(4.38)	(4.36)	—	—	—	16.29	(21.11)	1,854	1.36	(g)	1.37	(g)	1.49	(g)	27

Institutional Class
Six months ended 04/30/11	33.22	0.19	1.72	1.91	(0.33)	(0.03)	(0.36)	34.77	5.82	424,247	1.01	(e)	1.03	(e)	1.18	(e)	6
Year ended 10/31/10	25.63	0.48	7.52	8.00	(0.41)	—	(0.41)	33.22	31.59	309,491	1.11		1.12		1.58		22
Year ended 10/31/09	16.40	0.37	9.77	10.14	(0.50)	(0.41)	(0.91)	25.63	66.01	32,279	1.17		1.19		1.84		28
Year ended 10/31/08	38.17	0.51	(20.56)	(20.05)	(0.34)	(1.38)	(1.72)	16.40	(54.81)	11,589	1.12		1.13		1.73		27
Year ended 10/31/07	23.91	0.41	14.00	14.41	(0.15)	—	(0.15)	38.17	60.59	30,734	1.12		1.16		1.34		41
Year ended 10/31/06	16.81	0.24	6.99	7.23	(0.13)	—	(0.13)	23.91	43.20	7,984	1.23		1.28		1.07		51

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to the shares of beneficial interest for all classes, which were less than $0.005 for the six months ended April 30, 2011 and the years ended October 31, 2010, 2009, 2008 and 2007, and were $0.01 for Class A, Class B, Class C and Institutional Class shares for the year ended October 31, 2006.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,396,184, $59,089, $221,023, $254,805, and $368,835 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

NOTE 11—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Van Kampen Emerging Markets Fund (the “Target Fund”) in exchange for shares of the Fund.
  The Target Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.

17        Invesco Developing Markets Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,056.00	$7.27	$1,017.73	$7.13	1.43%

B	1,000.00	1,052.30	11.07	1,014.01	10.86	2.18

C	1,000.00	1,052.30	11.07	1,014.01	10.86	2.18

Y	1,000.00	1,057.50	6.00	1,018.97	5.88	1.18

Institutional	1,000.00	1,058.20	5.01	1,019.79	5.06	1.01

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Developing Markets Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
DVM-SAR-1      Invesco Distributors, Inc.

Invesco Emerging Market
Local Currency Debt Fund
Semiannual Report to Shareholders ▪ April 30, 2011
Nasdaq:
A: IAEMX ▪ B: IBEMX ▪ C: ICEMX ▪ R: IREMX ▪ Y: IYEMX ▪ Institutional: IIEMX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.52%

Class B Shares	6.12

Class C Shares	6.12

Class R Shares	6.29

Class Y Shares	6.65

Institutional Class Shares	6.66

JP Morgan GBI – EM Global Diversified Index▼(Broad Market/Style-Specific Index)	5.94

Lipper Emerging Market Debt Funds Index▪ (Peer Group Index)	2.15

▼	Invesco, Bloomberg L.P.; ▪Invesco, Lipper Inc.
The JP Morgan GBI – EM Global Diversified Index is a comprehensive global local emerging markets index, and consists of liquid, fixed-rate, domestic currency government bonds.
     The Lipper Emerging Market Debt Funds Index is an unmanaged index considered representative of emerging market debt funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Emerging Market Local Currency Debt Fund

Cumulative Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (6/16/10)	14.54%

Class B Shares

Inception (6/16/10)	14.41%

Class C Shares

Inception (6/16/10)	18.41%

Class R Shares

Inception (6/16/10)	19.91%

Class Y Shares

Inception (6/16/10)	20.51%

Institutional Class Shares

Inception (6/16/10)	20.41%
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.24%, 1.99%, 1.99%, 1.49%, 0.99% and 0.99%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.67%, 2.42%, 2.42%, 1.92%, 1.42% and 1.20%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the

Cumulative Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (6/16/10)	9.60%

Class B Shares

Inception (6/16/10)	9.33%

Class C Shares

Inception (6/16/10)	13.44%

Class R Shares

Inception (6/16/10)	14.87%

Class Y Shares

Inception (6/16/10)	15.40%

Institutional Class Shares

Inception (6/16/10)	15.30%
period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2012. See current prospectus for more information.

3 Invesco Emerging Market Local Currency Debt Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Emerging Market Local Currency Debt Fund

Schedule of Investments

April 30, 2011
(Unaudited)

	Principal
	Amount		Value

Non U.S. Dollar Denominated Bonds & Notes–98.28%(a)
Argentina–1.39%
Argentina Bonos, Sr. Unsec. Variable Rate Bonds, 3.73%, 02/04/18(b)	ARS	1,800,000	$603,669

Brazil–12.24%
Banco Votorantim Ltd./Nassau, REGS, Sr. Unsec. Medium-Term Euro Notes, 10.63%, 04/10/14(c)	BRL	750,000	479,914

Brazil Notas do Tesouro Nacional, Series B, Notes, 6.00%, 05/15/45	BRL	500,000	679,654

Series F, Notes, 10.00%, 01/01/12	BRL	3,400,000	2,195,029

Itau Unibanco Holding S.A., Sr. Unsec. Notes, 10.50%, 11/23/15(c)	BRL	3,000,000	1,972,055

			5,326,652

Colombia–5.57%
Colombia Government, Sr. Unsec. Global Bonds, 7.75%, 04/14/21	COP	1,400,000,000	883,339

9.85%, 06/28/27	COP	530,000,000	377,449

Sr. Unsec. Global Notes, 12.00%, 10/22/15	COP	805,000,000	587,832

Empresas Publicas de Medellin, Sr. Unsec. Bonds, 8.38%, 02/01/21(c)	COP	1,000,000,000	577,193

			2,425,813

Egypt–0.36%
Egypt Government, REGS, Sr. Unsec. Euro Bonds, 8.75%, 07/18/12(c)	EGP	1,000,000	158,797

Germany–1.37%
Kreditanstalt fuer Wiederaufbau Tranche 1, Sr. Unsec. Gtd. Medium-Term Euro Notes, 14.50%, 01/26/17	TRY	720,000	596,764

Hungary–4.48%
Hungary Government, Series 17/B, Bonds, 6.75%, 02/24/17	HUF	348,500,000	1,949,265

Ireland–2.52%
RusHydro Finance Ltd., Sr. Sec. Medium-Term Euro Loan Participation Notes, 7.88%, 10/28/15	RUB	30,000,000	1,097,141

Kazakhstan–1.27%
CenterCredit International B.V., Sr. Unsec. Euro Bonds, 8.25%, 09/30/11	KZT	80,000,000	553,598

Luxembourg–4.23%
Russian Agricultural Bank OJSC Via RSHB Capital S.A, Sec. Euro Loan Participation Notes, 7.50%, 03/25/13	RUB	38,600,000	1,444,258

Sr. Unsec. Medium-Term Euro Loan Participation Notes, 8.70%, 03/17/16	RUB	10,500,000	396,269

			1,840,527

Malaysia–10.22%
Malaysia Government, Series 0110, Sr. Unsec. Bonds, 3.84%, 08/12/15	MYR	7,900,000	2,710,047

Series 0902, Sr. Unsec. Bonds, 4.38%, 11/29/19	MYR	5,000,000	1,740,164

			4,450,211

Mexico–3.60%
Mexican Bonos, Series M10, Bonds, 7.75%, 12/14/17	MXN	11,400,000	1,039,074

Series M20, Bonds, 10.00%, 12/05/24	MXN	5,000,000	527,324

			1,566,398

Mult. Countries–0.98%
European Investment Bank, Sr. Unsec. Medium-Term Euro Notes, 6.50%, 01/05/15	HUF	73,000,000	427,073

Peru–1.69%
Peru Bono Soberano, Bonds, 6.90%, 08/12/37	PEN	650,000	209,430

Peruvian Government, REGS, Sr. Unsec. Global Bonds, 8.20%, 08/12/26(c)	PEN	1,400,000	526,616

			736,046

Poland–10.54%
Poland Government, Series DS1015, Bonds, 6.25%, 10/24/15	PLN	6,125,000	2,365,578

Series DS1017, Bonds, 5.25%, 10/25/17	PLN	6,100,000	2,223,929

			4,589,507

South Africa–3.79%
South Africa Government, Series R203, Bonds, 8.25%, 09/15/17	ZAR	5,800,000	888,454

Series R208, Bonds, 6.75%, 03/31/21	ZAR	5,600,000	759,730

			1,648,184

South Korea–3.93%
Export-Import Bank of Korea, REGS, Sr. Unsec. Medium-Term Euro Notes, 6.60%, 11/04/13(c)	IDR	15,000,000,000	1,712,554

Supranational–7.37%
Asian Development Bank, Series 421-00-2, Sr. Unsec. Medium-Term Euro Notes, 9.00%, 06/27/13	ZAR	11,700,000	1,827,817

European Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Global Notes, 4.80%, 09/20/15	PHP	35,000,000	866,851

International Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Euro Notes, 10.00%, 04/05/12	RUB	13,400,000	513,935

			3,208,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Emerging Market Local Currency Debt Fund

	Principal
	Amount		Value

Thailand–4.32%
Thailand Government, Sr. Unsec. Bonds, 4.13%, 11/18/16	THB	54,300,000	$1,879,315

Turkey–7.43%
European Investment Bank, Series 1629/08, Sr. Unsec. Medium-Term Euro Notes, 9.63%, 04/01/15	TRY	2,060,000	1,419,775

Turkey Government, 0.00%, 11/07/12(d)	TRY	745,000	432,690

Bonds, 10.50%, 01/15/20	TRY	680,000	486,226

11.00%, 08/06/14	TRY	1,290,000	898,044

			3,236,735

United Kingdom–4.05%
Barclays Bank PLC, Series FR52, Sr. Unsec. Medium-Term Euro Notes, 10.50%, 08/19/30	IDR	13,200,000,000	1,765,036

United States–6.93%
General Electric Capital Corp., Sr. Unsec. Medium-Term Euro Notes, 8.87%, 06/02/18	MXN	12,600,000	1,111,121

Morgan Stanley, Series G, Sr. Unsec. Medium-Term Euro Notes, 8.44%, 12/28/15	MXN	22,000,000	1,904,122

			3,015,243

Total Non U.S. Dollar Denominated Bonds & Notes (Cost $39,139,360)			42,787,131

Money Market Funds–1.45%
Liquid Assets Portfolio–Institutional Class(e)		316,394	316,394

Premier Portfolio–Institutional Class(e)		316,394	316,394

Total Money Market Funds (Cost $632,788)			632,788

TOTAL INVESTMENTS–99.73% (Cost $39,772,148)			43,419,919

OTHER ASSETS LESS LIABILITIES–0.27%			115,767

NET ASSETS–100.00%			$43,535,686

Investment Abbreviations:

ARS	– Argentine Peso
BRL	– Brazilian Real
COP	– Colombian Peso
EGP	– Egyptian Pound
Gtd.	– Guaranteed
HUF	– Hungary Forint
IDR	– Indonesian Rupiah
KZT	– Kazakhstan Tenge
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peru Nuevo Sol
PHP	– Philippine Peso
PLN	– Poland Zloty
REGS	– Regulation S
RUB	– Russian Rouble
Sec.	– Secured
Sr.	– Senior
THB	– Thai Baht
TRY	– Turkish Lira
Unsec.	– Unsecured
ZAR	– South African Rand

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2011.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2011 was $5,427,129, which represented 12.47% of the Fund’s Net Assets.
(d)	Zero coupon bond issued at a discount.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By industry, based on Net Assets
as of April 30, 2011

Sovereign Debt	55.4%

Diversified Banks	29.9

Investment Banking & Brokerage	4.4

Other Diversified Financial Services	4.7

Electric Utilities	3.9

Money Market Funds Plus Other Assets Less Liabilities	1.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Emerging Market Local Currency Debt Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $39,139,360)	$42,787,131

Investments in affiliated money market funds, at value and cost	632,788

Total investments, at value (Cost $39,772,148)	43,419,919

Cash	2,050,717

Foreign currencies, at value (Cost $153,674)	156,976

Receivable for:
Investments sold	1,409,844

Fund shares sold	192,861

Dividends and interest	986,921

Foreign currency contracts closed	6,807

Investment for trustee deferred compensation and retirement plans	2,178

Other assets	98,670

Total assets	48,324,893

Liabilities:
Payable for:
Investments purchased	4,670,221

Accrued fees to affiliates	30,956

Accrued other operating expenses	85,343

Trustee deferred compensation and retirement plans	2,687

Total liabilities	4,789,207

Net assets applicable to shares outstanding	$43,535,686

Net assets consist of:
Shares of beneficial interest	$37,333,809

Undistributed net investment income	(112,865)

Undistributed net realized gain	2,623,232

Unrealized appreciation	3,691,510

$43,535,686

Net Assets:
Class A	$6,005,912

Class B	$619,632

Class C	$709,582

Class R	$39,072

Class Y	$849,043

Institutional Class	$35,312,445

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	535,777

Class B	55,328

Class C	63,324

Class R	3,487

Class Y	75,718

Institutional Class	3,152,287

Class A:
Net asset value per share	$11.21

Maximum offering price per share (Net asset value of $11.21 divided by 95.25%)	$11.77

Class B:
Net asset value and offering price per share	$11.20

Class C:
Net asset value and offering price per share	$11.21

Class R:
Net asset value and offering price per share	$11.21

Class Y:
Net asset value and offering price per share	$11.21

Institutional Class:
Net asset value and offering price per share	$11.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Emerging Market Local Currency Debt Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Interest	$1,352,631

Dividends from affiliated money market funds	2,044

Total investment income	1,354,675

Expenses:
Advisory fees	170,114

Administrative services fees	24,794

Custodian fees	21,820

Distribution fees:
Class A	4,918

Class B	2,681

Class C	3,179

Class R	103

Transfer agent fees — A, B, C, R and Y	8,350

Transfer agent fees — Institutional	258

Trustees’ and officers’ fees and benefits	7,363

Registration and filing fees	59,565

Other	14,994

Total expenses	318,139

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(85,560)

Net expenses	232,579

Net investment income	1,122,096

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	2,746,780

Foreign currencies	(117,237)

Foreign currency contracts	6,807

2,636,350

Change in net unrealized appreciation (depreciation) of:
Investment securities	(2,040,638)

Foreign currencies	(11,648)

(2,052,286)

Net realized and unrealized gain	584,064

Net increase in net assets resulting from operations	$1,706,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Emerging Market Local Currency Debt Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the period June 16, 2010 (commencement date) through October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income	$1,122,096	$1,260,377

Net realized gain	2,636,350	766,697

Change in net unrealized appreciation (depreciation)	(2,052,286)	5,743,796

Net increase in net assets resulting from operations	1,706,160	7,770,870

Distributions to shareholders from net investment income:
Class A	(126,710)	(12,011)

Class B	(20,170)	(3,450)

Class C	(21,742)	(1,015)

Class R	(1,966)	(305)

Class Y	(29,394)	(1,924)

Institutional Class	(1,522,889)	(1,028,892)

Total distributions from net investment income	(1,722,871)	(1,047,597)

Distributions to shareholders from net realized gains:
Class A	(37,695)	—

Class B	(8,132)	—

Class C	(8,445)	—

Class R	(837)	—

Class Y	(9,604)	—

Institutional Class	(476,938)	—

Total distributions from net realized gains	(541,651)	—

Share transactions–net:
Class A	4,053,489	1,725,109

Class B	160,454	434,371

Class C	381,354	309,891

Class R	(3,875)	42,541

Class Y	393,972	417,033

Institutional Class	(34,144,870)	63,601,306

Net increase (decrease) in net assets resulting from share transactions	(29,159,476)	66,530,251

Net increase (decrease) in net assets	(29,717,838)	73,253,524

Net assets:
Beginning of period	73,253,524	—

End of period (includes undistributed net investment income of $112,865 and $487,910, respectively)	$43,535,686	$73,253,524

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Emerging Market Local Currency Debt Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate series portfolios, each authorized to issue an unlimited number of shares of beneficial

9        Invesco Emerging Market Local Currency Debt Fund

interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide total return.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10        Invesco Emerging Market Local Currency Debt Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire

11        Invesco Emerging Market Local Currency Debt Fund

but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.75%

Next $500 million	0.70%

Next $500 million	0.67%

Over $1.5 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.24%, 1.99%, 1.99%, 1.49%, 0.99% and 0.99% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived Fund level fees of $74,549 and reimbursed class level expenses of $5,527, $753, $893, $58, $1,119 and $258 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $2,346 in front-end sales commissions from the sale of Class A shares and $0, $57 and $529 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

12        Invesco Emerging Market Local Currency Debt Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$632,788	$—	$—	$632,788

Foreign Government Debt Securities	—	42,787,131	—	42,787,131

Total Investments	$632,788	$42,787,131	$—	$43,419,919

NOTE 4—Derivative Instruments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Foreign Currency Contracts	$8,818	$(2,011)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the Foreign currency contracts closed.

Effect of Derivative Instruments for the six months ended April 30, 2011

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Foreign Currency
Contracts*

Realized Gain
Currency risk	$6,807

*	The average notional value of foreign currency contracts during the period was $124,274.

13        Invesco Emerging Market Local Currency Debt Fund

Closed Foreign Currency Contracts
Closed		Contract to				Notional	Realized Gain
Date	Counterparty	Deliver		Receive		Value	(Loss)

04/01/11	Barclays Capital	USD	252,011	RUB	7,174,750	$250,000	$(2,011)

04/28/11	Morgan Stanley	USD	491,182	PEN	1,392,500	500,000	8,818

							$6,807

PEN – Peru Nuevo Sol
RUB – Russian Rouble
USD – U.S. Dollar

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,403.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $836 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of October 31, 2010.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $18,563,957 and $47,461,466, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,839,133

Aggregate unrealized (depreciation) of investment securities	(191,362)

Net unrealized appreciation of investment securities	$3,647,771

Cost of investments is the same for tax and financial statement purposes.

14        Invesco Emerging Market Local Currency Debt Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		June 16, 2010 (commencement date) to
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	547,116	$5,862,262	169,790	$1,832,459

Class B	27,919	302,717	50,392	536,509

Class C	53,398	575,751	28,174	309,048

Class R	1,778	19,577	3,925	42,236

Class Y	55,090	594,927	38,682	415,109

Institutional Class	292,620	3,143,235	6,986,499	70,699,760

Issued as reinvestment of dividends:
Class A	13,021	138,140	931	10,071

Class B	2,544	26,939	253	2,732

Class C	2,340	24,777	77	843

Class R	214	2,264	28	305

Class Y	3,048	32,298	174	1,924

Institutional Class	188,276	1,998,895	96,762	1,028,892

Automatic conversion of Class B shares to Class A shares:
Class A	1,142	12,134	28	304

Class B	(1,143)	(12,134)	(28)	(304)

Reacquired:(b)
Class A	(185,330)	(1,959,047)	(10,921)	(117,725)

Class B	(14,979)	(157,068)	(9,630)	(104,566)

Class C	(20,665)	(219,174)	—	—

Class R	(2,458)	(25,716)	—	—

Class Y	(21,276)	(233,253)	—	—

Institutional Class	(3,651,911)	(39,287,000)	(759,959)	(8,127,346)

Net increase (decrease) in share activity	(2,709,256)	$(29,159,476)	6,595,177	$66,530,251

(a)	81% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Net of redemption fees of $509 and $390 for the six months ended April 30, 2011 and the year ended October 31, 2010, respectively.

15        Invesco Emerging Market Local Currency Debt Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/11	$11.11	$0.25	$0.43	$0.68	$(0.43)	$(0.15)	$(0.58)	$11.21	6.52%	$6,006	1.24	%(e)	1.85	%(e)	4.73	%(e)	44%
Year ended 10/31/10(f)	10.00	0.21	1.07	1.28	(0.17)	—	(0.17)	11.11	12.90	1,776	1.24	(g)	1.76	(g)	5.06	(g)	22

Class B
Six months ended 04/30/11	11.10	0.21	0.43	0.64	(0.39)	(0.15)	(0.54)	11.20	6.12	620	1.99	(e)	2.60	(e)	3.98	(e)	44
Year ended 10/31/10(f)	10.00	0.18	1.07	1.25	(0.15)	—	(0.15)	11.10	12.52	455	1.99	(g)	2.51	(g)	4.31	(g)	22

Class C
Six months ended 04/30/11	11.10	0.21	0.44	0.65	(0.39)	(0.15)	(0.54)	11.21	6.23	710	1.99	(e)	2.60	(e)	3.98	(e)	44
Year ended 10/31/10(f)	10.00	0.18	1.07	1.25	(0.15)	—	(0.15)	11.10	12.52	314	1.99	(g)	2.51	(g)	4.31	(g)	22

Class R
Six months ended 04/30/11	11.11	0.24	0.43	0.67	(0.42)	(0.15)	(0.57)	11.21	6.39	39	1.49	(e)	2.10	(e)	4.48	(e)	44
Year ended 10/31/10(f)	10.00	0.20	1.07	1.27	(0.16)	—	(0.16)	11.11	12.81	44	1.49	(g)	2.01	(g)	4.81	(g)	22

Class Y
Six months ended 04/30/11	11.11	0.26	0.43	0.69	(0.44)	(0.15)	(0.59)	11.21	6.65	849	0.99	(e)	1.60	(e)	4.98	(e)	44
Year ended 10/31/10(f)	10.00	0.22	1.07	1.29	(0.18)	—	(0.18)	11.11	13.00	432	0.99	(g)	1.51	(g)	5.31	(g)	22

Institutional Class
Six months ended 04/30/11	11.11	0.26	0.42	0.68	(0.44)	(0.15)	(0.59)	11.20	6.66	35,312	0.99		1.32	(e)	4.98	(e)	44
Year ended 10/31/10(f)	10.00	0.21	1.08	1.29	(0.18)	—	(0.18)	11.11	13.00	70,233	0.99	(g)	1.29	(g)	5.31	(g)	22

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,967, $541, $641, $41, $803 and $39,747 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of June 16, 2010.
(g)	Annualized.

16        Invesco Emerging Market Local Currency Debt Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,035.40	$6.26	$1,018.65	$6.21	1.24%

B	1,000.00	1,030.50	10.02	1,014.93	9.94	1.99

C	1,000.00	1,031.40	10.02	1,014.93	9.94	1.99

R	1,000.00	1,034.10	7.51	1,017.41	7.45	1.49

Y	1,000.00	1,037.60	5.00	1,019.89	4.96	0.99

Institutional	1,000.00	1,036.70	5.00	1,019.89	4.96	0.99

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Emerging Market Local Currency Debt Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
EMLCD-SAR-1      Invesco Distributors, Inc.

Invesco Endeavor Fund
Semiannual Report to Shareholders ▪ April 30, 2011
Nasdaq:
A: ATDAX ▪ B: ATDBX ▪ C: ATDCX ▪ R: ATDRX ▪ Y: ATDYX ▪ Institutional: ATDIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	21.77%

Class B Shares	21.40

Class C Shares	21.31

Class R Shares	21.60

Class Y Shares	21.94

Institutional Class Shares	22.12

S&P 500 Index▼(Broad Market Index)	16.35

Russell Midcap Index▼(Style-Specific Index)	20.67

Lipper Mid-Cap Core Funds Index▼(Peer Group Index)	21.41

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Endeavor Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (11/4/03)		9.57%

5	Years	5.73

1	Year	11.04

Class B Shares

Inception (11/4/03)		9.61%

5	Years	5.82

1	Year	11.54

Class C Shares

Inception (11/4/03)		9.61%

5	Years	6.14

1	Year	15.46

Class R Shares

Inception		10.14%

5	Years	6.68

1	Year	17.12

Class Y Shares

Inception		10.49%

5	Years	7.07

1	Year	17.66

Institutional Class Shares

Inception		10.94%

5	Years	7.53

1	Year	18.03
Class R shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (11/4/03)		9.21%

5	Years	5.44

1	Year	11.43

Class B Shares

Inception (11/4/03)		9.27%

5	Years	5.53

1	Year	12.07

Class C Shares

Inception (11/4/03)		9.27%

5	Years	5.85

1	Year	15.90

Class R Shares

Inception		9.80%

5	Years	6.40

1	Year	17.67

Class Y Shares

Inception		10.16%

5	Years	6.80

1	Year	18.24

Institutional Class Shares

Inception		10.59%

5	Years	7.26

1	Year	18.56
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institu-
tional Class shares was 1.47%, 2.22%, 2.22%, 1.72%, 1.22% and 0.96%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Endeavor Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Endeavor Fund

Schedule of Investments(a)

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–83.34%
Advertising–2.31%
Arbitron Inc.	145,000	$5,608,600

Airlines–1.87%
Ryanair Holdings PLC–ADR (Ireland)	148,800	4,535,424

Apparel, Accessories & Luxury Goods–1.20%
Liz Claiborne, Inc.(b)	462,200	2,907,238

Brewers–3.96%
Molson Coors Brewing Co.–Class B	196,908	9,599,265

Building Products–2.90%
Kingspan Group PLC (Ireland)	719,900	7,039,110

Communications Equipment–2.97%
Plantronics, Inc.	110,000	4,077,700

Research In Motion Ltd. (Canada)(b)	64,200	3,123,330

		7,201,030

Construction & Engineering–13.70%
Orion Marine Group, Inc.(b)	825,000	8,522,250

Pike Electric Corp.(b)	1,317,728	13,388,117

Quanta Services, Inc.(b)	521,100	11,297,448

		33,207,815

Distributors–2.34%
Pool Corp.	187,100	5,661,646

Environmental & Facilities Services–5.96%
Newalta Corp. (Canada)	1,040,369	14,441,320

Health Care Distributors–3.72%
Patterson Cos. Inc.	260,000	9,024,600

Health Care Equipment–10.47%
Kinetic Concepts, Inc.(b)	249,400	14,722,082

Zimmer Holdings, Inc.(b)	163,500	10,668,375

		25,390,457

Home Entertainment Software–4.25%
Activision Blizzard, Inc.	905,000	10,307,950

Industrial Conglomerates–2.47%
DCC PLC (Ireland)	179,800	5,993,408

Life & Health Insurance–3.33%
Unum Group	305,000	8,076,400

Managed Health Care–3.76%
UnitedHealth Group Inc.	185,000	9,107,550

Multi-Line Insurance–2.23%
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	90,723	5,416,567

Semiconductors–4.24%
International Rectifier Corp.(b)	297,510	10,281,946

Technology Distributors–5.07%
Brightpoint, Inc.(b)	1,215,504	12,300,901

Trading Companies & Distributors–4.08%
Grafton Group PLC (Ireland)(c)	1,878,806	9,881,251

Trucking–2.51%
Con-way Inc.	156,300	6,083,196

Total Common Stocks & Other Equity Interests (Cost $169,625,652)		202,065,674

Money Market Funds–16.83%
Liquid Assets Portfolio–Institutional Class(d)	20,397,801	20,397,801

Premier Portfolio–Institutional Class(d)	20,397,801	20,397,801

Total Money Market Funds (Cost $40,795,602)		40,795,602

TOTAL INVESTMENTS–100.17% (Cost $210,421,254)		242,861,276

OTHER ASSETS LESS LIABILITIES–(0.17)%		(415,222)

NET ASSETS–100.00%		$242,446,054

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Endeavor Fund

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Each unit is comprised of one ordinary share of Euro 0.05, one C share and seventeen Class A shares.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Industrials	33.5%

Health Care	17.9

Information Technology	16.5

Consumer Discretionary	5.8

Financials	5.6

Consumer Staples	4.0

Money Market Funds Plus Other Assets Less Liabilities	16.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Endeavor Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $169,625,652)	$202,065,674

Investments in affiliated money market funds, at value and cost	40,795,602

Total investments, at value (Cost $210,421,254)	242,861,276

Foreign currencies, at value (Cost $245)	245

Receivable for:
Fund shares sold	183,446

Dividends	258,358

Investment for trustee deferred compensation and retirement plans	15,738

Other assets	35,247

Total assets	243,354,310

Liabilities:
Payable for:
Fund shares reacquired	629,490

Foreign currency contracts outstanding	94,343

Accrued fees to affiliates	119,121

Accrued other operating expenses	38,132

Trustee deferred compensation and retirement plans	27,170

Total liabilities	908,256

Net assets applicable to shares outstanding	$242,446,054

Net assets consist of:
Shares of beneficial interest	$207,384,692

Undistributed net investment income (loss)	(436,176)

Undistributed net realized gain	3,146,318

Unrealized appreciation	32,351,220

$242,446,054

Net Assets:
Class A	$100,939,069

Class B	$9,719,008

Class C	$24,320,442

Class R	$16,424,948

Class Y	$6,117,321

Institutional Class	$84,925,266

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	5,605,932

Class B	565,550

Class C	1,415,049

Class R	923,222

Class Y	337,523

Institutional Class	4,634,344

Class A:
Net asset value per share	$18.01

Maximum offering price per share
(Net asset value of $18.01 ÷ 94.50%)	$19.05

Class B:
Net asset value and offering price per share	$17.19

Class C:
Net asset value and offering price per share	$17.19

Class R:
Net asset value and offering price per share	$17.79

Class Y:
Net asset value and offering price per share	$18.12

Institutional Class:
Net asset value and offering price per share	$18.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Endeavor Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $20,529)	$967,501

Dividends from affiliated money market funds	25,906

Total investment income	993,407

Expenses:
Advisory fees	835,180

Administrative services fees	50,579

Custodian fees	8,908

Distribution fees:
Class A	114,963

Class B	48,968

Class C	108,235

Class R	37,863

Transfer agent fees — A, B, C, R and Y	168,010

Transfer agent fees — Institutional	403

Trustees’ and officers’ fees and benefits	9,939

Other	58,164

Total expenses	1,441,212

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(32,519)

Net expenses	1,408,693

Net investment income (loss)	(415,286)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	13,018,603

Foreign currencies	9,317

Foreign currency contracts	(174,900)

12,853,020

Change in net unrealized appreciation (depreciation) of:
Investment securities	31,234,161

Foreign currencies	3,087

Foreign currency contracts	(99,897)

31,137,351

Net realized and unrealized gain	43,990,371

Net increase in net assets resulting from operations	$43,575,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Endeavor Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income (loss)	$(415,286)	$(646,741)

Net realized gain	12,853,020	9,449,388

Change in net unrealized appreciation	31,137,351	13,742,062

Net increase in net assets resulting from operations	43,575,085	22,544,709

Share transactions–net:
Class A	1,636,438	(9,502,599)

Class B	(1,180,017)	(1,207,182)

Class C	788,394	(93,800)

Class R	669,304	5,808,688

Class Y	1,023,436	2,681,829

Institutional Class	(6,859,777)	68,483,146

Net increase (decrease) in net assets resulting from share transactions	(3,922,222)	66,170,082

Net increase in net assets	39,652,863	88,714,791

Net assets:
Beginning of period	202,793,191	114,078,400

End of period (includes undistributed net investment income (loss) of $(436,176) and $(20,890), respectively)	$242,446,054	$202,793,191

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Endeavor Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

9        Invesco Endeavor Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

10        Invesco Endeavor Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.745%

Next $250 million	0.73%

Next $500 million	0.715%

Next $1.5 billion	0.70%

Next $2.5 billion	0.685%

Next $2.5 billion	0.67%

Next $2.5 billion	0.655%

Over $10 billion	0.64%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

11        Invesco Endeavor Fund

  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. The Adviser did not waive fees and/or reimburse expenses under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $31,779.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $276.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $12,835 in front-end sales commissions from the sale of Class A shares and $0, $8,865 and $417 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12        Invesco Endeavor Fund

  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$242,861,276	$—	$—	$242,861,276

Foreign Currency Contracts*	—	(94,343)	—	(94,343)

Total Investments	$242,861,276	$(94,343)	$—	$242,766,933

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk(a)	$—	$(94,343)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended April 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency Contracts*

Realized Gain (Loss)
Currency risk	$(174,900)

Change in Unrealized Appreciation (Depreciation)
Currency risk	$(99,897)

Total	$(274,797)

*	The average value of foreign currency contracts outstanding during the period was $4,138,449.

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

07/15/11	Scotia McLeod	EUR	3,000,000	USD	4,340,160	$4,434,503	$(94,343)

Currency Abbreviations:
EUR	– Euro
USD	– U.S. Dollar

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $464.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service.

13        Invesco Endeavor Fund

  The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $960 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$3,013,970

October 31, 2017	6,365,787

Total capital loss carryforward	$9,379,757

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $21,908,561 and $25,765,911, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$48,959,914

Aggregate unrealized (depreciation) of investment securities	(16,841,283)

Net unrealized appreciation of investment securities	$32,118,631

Cost of investments for tax purposes is $210,742,645.

14        Invesco Endeavor Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	1,052,623	$17,662,460	2,275,618	$32,469,765

Class B	49,369	785,176	130,801	1,806,557

Class C	217,857	3,545,583	621,388	8,632,458

Class R	187,070	3,035,651	613,828	8,580,232

Class Y	91,077	1,577,065	310,055	4,597,298

Institutional Class	369,047	6,189,398	5,033,806	71,281,764

Automatic conversion of Class B shares to Class A shares:
Class A	41,612	707,037	72,093	1,021,064

Class B	(43,529)	(707,037)	(74,980)	(1,021,064)

Reacquired:
Class A	(1,003,245)	(16,733,059)	(3,108,504)	(42,993,428)

Class B	(77,510)	(1,258,156)	(149,390)	(1,992,675)

Class C	(174,814)	(2,757,189)	(655,882)	(8,726,258)

Class R	(142,423)	(2,366,347)	(201,827)	(2,771,544)

Class Y	(32,777)	(553,629)	(136,289)	(1,915,469)

Institutional Class	(784,195)	(13,049,175)	(194,666)	(2,798,618)

Net increase (decrease) in share activity	(249,838)	$(3,922,222)	4,536,051	$66,170,082

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15        Invesco Endeavor Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/11	$14.78	$(0.04)	$3.27	$3.23	$—	$—	$—	$18.01	21.85%	$100,939	1.31	%(d)	1.34	%(d)	(0.43	)%(d)	12%
Year ended 10/31/10	12.51	(0.05)	2.32	2.27	—	—	—	14.78	18.15	81,536	1.45		1.47		(0.36)		38
Year ended 10/31/09	8.99	(0.04)	3.60	3.56	(0.04)	—	(0.04)	12.51	39.91	78,496	1.71		1.72		(0.35)		30
Year ended 10/31/08	16.73	0.05	(6.42)	(6.37)	(0.04)	(1.33)	(1.37)	8.99	(41.00)	54,056	1.52		1.53		0.42		30
Year ended 10/31/07	15.66	0.07	1.82	1.89	—	(0.82)	(0.82)	16.73	12.44	159,244	1.35		1.39		0.40		39
Year ended 10/31/06	12.53	(0.02)	3.18	3.16	(0.03)	—	(0.03)	15.66	25.26	69,660	1.56		1.62		(0.16)		28

Class B
Six months ended 04/30/11	14.16	(0.09)	3.12	3.03	—	—	—	17.19	21.40	9,719	2.06	(d)	2.09	(d)	(1.18	)(d)	12
Year ended 10/31/10	12.07	(0.15)	2.24	2.09	—	—	—	14.16	17.32	9,025	2.20		2.22		(1.11)		38
Year ended 10/31/09	8.70	(0.10)	3.47	3.37	—	—	—	12.07	38.74	8,823	2.46		2.47		(1.10)		30
Year ended 10/31/08	16.30	(0.04)	(6.23)	(6.27)	—	(1.33)	(1.33)	8.70	(41.41)	7,771	2.27		2.28		(0.33)		30
Year ended 10/31/07	15.39	(0.06)	1.79	1.73	—	(0.82)	(0.82)	16.30	11.58	22,258	2.10		2.14		(0.35)		39
Year ended 10/31/06	12.38	(0.13)	3.14	3.01	—	—	—	15.39	24.31	14,104	2.31		2.37		(0.91)		28

Class C
Six months ended 04/30/11	14.17	(0.09)	3.11	3.02	—	—	—	17.19	21.31	24,320	2.06	(d)	2.09	(d)	(1.18	)(d)	12
Year ended 10/31/10	12.08	(0.15)	2.24	2.09	—	—	—	14.17	17.30	19,436	2.20		2.22		(1.11)		38
Year ended 10/31/09	8.70	(0.10)	3.48	3.38	—	—	—	12.08	38.85	16,995	2.46		2.47		(1.10)		30
Year ended 10/31/08	16.30	(0.04)	(6.23)	(6.27)	—	(1.33)	(1.33)	8.70	(41.41)	14,941	2.27		2.28		(0.33)		30
Year ended 10/31/07	15.39	(0.06)	1.79	1.73	—	(0.82)	(0.82)	16.30	11.58	41,790	2.10		2.14		(0.35)		39
Year ended 10/31/06	12.38	(0.13)	3.14	3.01	—	—	—	15.39	24.31	16,437	2.31		2.37		(0.91)		28

Class R
Six months ended 04/30/11	14.63	(0.06)	3.22	3.16	—	—	—	17.79	21.60	16,425	1.56	(d)	1.59	(d)	(0.68	)(d)	12
Year ended 10/31/10	12.40	(0.08)	2.31	2.23	—	—	—	14.63	17.98	12,850	1.70		1.72		(0.61)		38
Year ended 10/31/09	8.91	(0.06)	3.56	3.50	(0.01)	—	(0.01)	12.40	39.43	5,787	1.96		1.97		(0.60)		30
Year ended 10/31/08	16.59	0.02	(6.35)	(6.33)	(0.02)	(1.33)	(1.35)	8.91	(41.06)	4,317	1.77		1.78		0.17		30
Year ended 10/31/07	15.58	0.03	1.80	1.83	—	(0.82)	(0.82)	16.59	12.11	4,905	1.60		1.64		0.15		39
Year ended 10/31/06	12.48	(0.06)	3.18	3.12	(0.02)	—	(0.02)	15.58	25.04	812	1.81		1.87		(0.41)		28

Class Y
Six months ended 04/30/11	14.86	(0.01)	3.27	3.26	—	—	—	18.12	21.94	6,117	1.06	(d)	1.09	(d)	(0.18	)(d)	12
Year ended 10/31/10	12.55	(0.01)	2.32	2.31	—	—	—	14.86	18.41	4,150	1.20		1.22		(0.11)		38
Year ended 10/31/09	9.00	(0.01)	3.61	3.60	(0.05)	—	(0.05)	12.55	40.24	1,323	1.46		1.47		(0.10)		30
Year ended 10/31/08(e)	11.18	0.00	(2.18)	(2.18)	—	—	—	9.00	(19.50)	343	1.32	(f)	1.34	(f)	0.62	(f)	30

Institutional Class
Six months ended 04/30/11	15.01	0.00	3.32	3.32	—	—	—	18.33	22.12	84,925	0.83	(d)	0.86	(d)	0.05	(d)	12
Year ended 10/31/10	12.62	0.02	2.37	2.39	—	—	—	15.01	18.94	75,795	0.94		0.96		0.15		38
Year ended 10/31/09	9.12	0.03	3.60	3.63	(0.13)	—	(0.13)	12.62	40.76	2,655	1.08		1.09		0.28		30
Year ended 10/31/08	16.94	0.12	(6.49)	(6.37)	(0.12)	(1.33)	(1.45)	9.12	(40.66)	2,329	0.98		0.99		0.96		30
Year ended 10/31/07	15.78	0.15	1.83	1.98	—	(0.82)	(0.82)	16.94	12.94	5,864	0.90		0.94		0.85		39
Year ended 10/31/06	12.61	0.05	3.20	3.25	(0.08)	—	(0.08)	15.78	25.91	4,567	1.05		1.11		0.35		28

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $92,733, $9,875, $21,826, $15,271, $5,079 and $81,284 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008.
(f)	Annualized.

16        Invesco Endeavor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,217.70	$7.20	$1,018.30	$6.56	1.31%

B	1,000.00	1,214.00	11.31	1,014.58	10.29	2.06

C	1,000.00	1,213.10	11.30	1,014.58	10.29	2.06

R	1,000.00	1,216.00	8.57	1,017.06	7.80	1.56

Y	1,000.00	1,219.40	5.83	1,019.54	5.31	1.06

Institutional	1,000.00	1,221.20	4.57	1,020.68	4.16	0.83

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Endeavor Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
END-SAR-1      Invesco Distributors, Inc.

Invesco Global Fund
Semiannual Report to Shareholders ■ April 30, 2011
Nasdaq:
A: ATKAX ■ B: ATKBX ■ C: ATKCX ■ R: ATKRX ■ Y: ATKYX ■ Institutional: ATKIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
17	Fund Expenses
18	Results of Proxy

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.80%

Class B Shares	10.34

Class C Shares	10.34

Class R Shares	10.60

Class Y Shares	10.94

Institutional Class Shares	10.88

MSCI World Index▼(Broad Market/ Style-Specific Index)	14.75

Lipper Global Multi-Cap Core Funds Index▼(Peer Group Index)	14.78

▼	Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The Lipper Global Multi-Cap Core Funds Index is an unmanaged index considered representative of global multi-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Global Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (11/4/03)	3.79%

5 Years	-0.59

1 Year	9.03

Class B Shares

Inception (11/4/03)	3.82%

5 Years	-0.55

1 Year	9.40

Class C Shares

Inception (11/4/03)	3.82%

5 Years	-0.21

1 Year	13.40

Class R Shares

Inception	4.34%

5 Years	0.29

1 Year	14.91

Class Y Shares

Inception	4.66%

5 Years	0.66

1 Year	15.56

Institutional Class Shares

Inception	4.91%

5 Years	0.88

1 Year	15.58
Class R shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (11/4/03)	3.14%

5 Years	-0.87

1 Year	1.66

Class B Shares

Inception (11/4/03)	3.17%

5 Years	-0.85

1 Year	1.81

Class C Shares

Inception (11/4/03)	3.18%

5 Years	-0.49

1 Year	5.81

Class R Shares

Inception	3.70%

5 Years	0.00

1 Year	7.37

Class Y Shares

Inception	4.01%

5 Years	0.37

1 Year	7.88

Institutional Class Shares

Inception	4.26%

5 Years	0.59

1 Year	7.94
distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 2.62%, 3.37%, 3.37%, 2.87%, 2.37% and 2.08%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2012. See current prospectus for more information.

3 Invesco Global Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Global Fund

Schedule of Investments

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks–92.13%
China–1.02%
Anta Sports Products Ltd.	115,000	$186,286

Denmark–1.36%
Alk-Abello A.S.	4,085	248,318

France–2.10%
Schneider Electric S.A.	2,168	383,179

Ireland–0.00%
Anglo Irish Bank Corp. Ltd.(a)	102,453	0

Japan–11.14%
Ajinomoto Co., Inc.	5,300	59,025

Asahi Glass Co., Ltd.	38,200	485,966

ASICS Corp.	3,000	43,462

Fujitsu Ltd.	101,000	577,908

ITOCHU Corp.	41,900	436,692

Nabtesco Corp.	200	5,066

Nintendo Co., Ltd.	1,800	429,018

		2,037,137

Malaysia–2.45%
Tenaga Nasional Berhad	220,425	447,793

Netherlands–1.34%
Koninklijke DSM N.V.	3,552	245,245

Singapore–2.59%
Singapore Airlines Ltd.	41,000	472,898

Switzerland–27.44%
Aryzta AG	19,088	1,063,386

Geberit AG	2,561	599,402

Nestle S.A.	19,516	1,211,291

Novartis AG	8,066	478,721

Roche Holding AG	3,100	502,693

Synthes, Inc.(b)	6,738	1,160,381

		5,015,874

Taiwan–0.32%
Giant Manufacturing Co., Ltd.	14,591	58,520

United Kingdom–3.14%
Diageo PLC	28,200	573,742

United States–39.23%
Adobe Systems Inc.(a)	13,050	437,828

Boston Scientific Corp.(a)	110,298	826,132

Devon Energy Corp.	3,209	292,019

Google Inc.–Class A(a)	1,020	554,982

H.J. Heinz Co.	8,500	435,455

Mattel, Inc.	18,700	499,664

Microsoft Corp.	34,600	900,292

Quanta Services, Inc.(a)	16,600	359,888

Quest Diagnostics, Inc.	9,359	527,661

Rockwell Collins, Inc.	9,450	596,295

Sysco Corp.	20,000	578,200

TJX Cos., Inc. (The)	2,657	142,468

Visa Inc.–Class A	12,370	966,344

W.W. Grainger, Inc.	350	53,060

		7,170,288

Total Common Stocks (Cost $15,097,824)		16,839,280

Money Market Funds–3.30%
Liquid Assets Portfolio–Institutional Class(c)	301,278	301,278

Premier Portfolio–Institutional Class(c)	301,278	301,278

Total Money Market Funds (Cost $602,556)		602,556

TOTAL INVESTMENTS–95.43% (Cost $15,700,380)		17,441,836

OTHER ASSETS LESS LIABILITIES–4.57%		836,048

NET ASSETS–100.00%		$18,277,884

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2011 represented 6.35% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Fund

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Consumer Staples	21.4%

Information Technology	21.2

Health Care	20.5

Industrials	18.6

Consumer Discretionary	5.1

Utilities	2.4

Energy	1.6

Materials	1.3

Money Market Funds Plus Other Assets Less Liabilities	7.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $15,097,824)	$16,839,280

Investments in affiliated money market funds, at value and cost	602,556

Total investments, at value (Cost $15,700,380)	17,441,836

Foreign currencies, at value (Cost $1,027,007)	1,058,515

Receivable for:
Fund shares sold	1,256

Dividends	51,559

Investment for trustee deferred compensation and retirement plans	14,588

Other assets	11,394

Total assets	18,579,148

Liabilities:
Payable for:
Investments purchased	56,797

Fund shares reacquired	189,122

Accrued fees to affiliates	16,770

Accrued other operating expenses	21,266

Trustee deferred compensation and retirement plans	17,309

Total liabilities	301,264

Net assets applicable to shares outstanding	$18,277,884

Net assets consist of:
Shares of beneficial interest	$25,647,607

Undistributed net investment income (loss)	(4,889)

Undistributed net realized gain (loss)	(9,142,190)

Unrealized appreciation	1,777,356

$18,277,884

Net Assets:
Class A	$11,069,878

Class B	$2,468,853

Class C	$3,661,140

Class R	$867,582

Class Y	$202,237

Institutional Class	$8,194

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	955,256

Class B	220,498

Class C	326,795

Class R	75,551

Class Y	17,348

Institutional Class	699

Class A:
Net asset value per share	$11.59

Maximum offering price per share
(Net asset value of $11.59 divided by 94.50%)	$12.26

Class B:
Net asset value and offering price per share	$11.20

Class C:
Net asset value and offering price per share	$11.20

Class R:
Net asset value and offering price per share	$11.48

Class Y:
Net asset value and offering price per share	$11.66

Institutional Class:
Net asset value and offering price per share	$11.72

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $10,193)	$237,259

Dividends from affiliated money market funds	404

Total investment income	237,663

Expenses:
Advisory fees	73,249

Administrative services fees	24,795

Custodian fees	7,893

Distribution fees:
Class A	13,696

Class B	12,108

Class C	19,136

Class R	2,050

Transfer agent fees — A, B, C, R and Y	36,646

Transfer agent fees — Institutional	4

Trustees’ and officers’ fees and benefits	7,311

Registration and filing fees	50,938

Other	19,019

Total expenses	266,845

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(37,219)

Net expenses	229,626

Net investment income	8,037

Realized and unrealized gain from:
Net realized gain from:
Investment securities	1,418,633

Foreign currencies	44,681

1,463,314

Change in net unrealized appreciation of:
Investment securities	383,268

Foreign currencies	1,084

384,352

Net realized and unrealized gain	1,847,666

Net increase in net assets resulting from operations	$1,855,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Global Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	Six months
	ended	Year ended
	April 30,	October 31,
	2011	2010

Operations:
Net investment income (loss)	$8,037	$(108,444)

Net realized gain	1,463,314	1,294,212

Change in net unrealized appreciation	384,352	865,908

Net increase in net assets resulting from operations	1,855,703	2,051,676

Share transactions–net:
Class A	(1,310,247)	(2,478,930)

Class B	(281,145)	(1,039,360)

Class C	(638,266)	(586,405)

Class R	29,190	131,818

Class Y	(113,380)	52,735

Net increase (decrease) in net assets resulting from share transactions	(2,313,848)	(3,920,142)

Net increase (decrease) in net assets	(458,145)	(1,868,466)

Net assets:
Beginning of period	18,736,029	20,604,495

End of period (includes undistributed net investment income (loss) of $(4,889) and $(12,926), respectively)	$18,277,884	$18,736,029

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an

9        Invesco Global Fund

independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to

10        Invesco Global Fund

federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.80%

Next $250 million	0.78%

Next $500 million	0.76%

Next $1.5 billion	0.74%

Next $2.5 billion	0.72%

Next $2.5 billion	0.70%

Next $2.5 billion	0.68%

Over $10 billion	0.66%

11        Invesco Global Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $569 and reimbursed class level expenses of $21,866, $4,833, $7,638, $1,637, $556 and $4 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursements are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. did not reimburse expenses of the Fund.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $941 in front-end sales commissions from the sale of Class A shares and $0, $1,359 and $75 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

12        Invesco Global Fund

  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

China	$—	$186,286	$—	$186,286

Denmark	248,318	—	—	248,318

France	383,179	—	—	383,179

Ireland	—	—	0	0

Japan	—	2,037,137	—	2,037,137

Malaysia	—	447,793	—	447,793

Netherlands	—	245,245	—	245,245

Singapore	—	472,898	—	472,898

Switzerland	5,015,874	—	—	5,015,874

Taiwan	—	58,520	—	58,520

United Kingdom	573,742	—	—	573,742

United States	7,772,844	—	—	7,772,844

Total Investments	$13,993,957	$3,447,879	$0	$17,441,836

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2011, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $116.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $799 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

13        Invesco Global Fund

  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$1,823,087

December 31, 2017	8,434,198

Total capital loss carryforward	$10,257,285

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $6,159,236 and $7,369,135, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,105,751

Aggregate unrealized (depreciation) of investment securities	(1,712,514)

Net unrealized appreciation of investment securities	$1,393,237

Cost of investments for tax purposes is $16,048,599.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	37,228	$406,761	143,242	$1,414,018

Class B	5,382	56,418	22,098	212,399

Class C	18,165	192,223	39,216	374,415

Class R	10,467	112,015	29,534	286,588

Class Y	3,861	41,117	12,719	124,214

Automatic conversion of Class B shares to Class A shares:
Class A	9,308	101,849	36,477	358,952

Class B	(9,621)	(101,849)	(37,452)	(358,952)

Reacquired:(b)
Class A	(167,217)	(1,818,857)	(435,400)	(4,251,900)

Class B	(22,555)	(235,714)	(93,545)	(892,807)

Class C	(77,776)	(830,489)	(100,763)	(960,820)

Class R	(7,539)	(82,825)	(16,122)	(154,770)

Class Y	(13,876)	(154,497)	(7,026)	(71,479)

Net increase (decrease) in share activity	(214,173)	$(2,313,848)	(407,022)	$(3,920,142)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including, but not limited to, services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $66 and $5,727 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2011 and the year ended October 31, 2010, respectively.

14        Invesco Global Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period(b)	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/11	$10.46	$0.02	$1.11	$1.13	$—	$—	$—	$11.59	10.80%	$11,070	2.24	%(e)	2.65	%(e)	0.35	%(e)	37%
Year ended 10/31/10	9.37	(0.03)	1.12	1.09	—	—	—	10.46	11.63	11,256	2.24		2.62		(0.29)		38
Year ended 10/31/09	8.38	(0.00)	1.15	1.15	(0.16)	—	(0.16)	9.37	14.31	12,478	2.20		2.85		(0.02)		29
Year ended 10/31/08	16.47	0.17	(6.60)	(6.43)	(0.31)	(1.35)	(1.66)	8.38	(43.01)	16,512	1.84		1.84		1.27		41
Year ended 10/31/07	14.38	0.30	2.36	2.66	—	(0.57)	(0.57)	16.47	19.02	53,990	1.66		1.70		1.90		59
Year ended 10/31/06	11.44	(0.04)	3.14	3.10	—	(0.16)	(0.16)	14.38	27.40	31,258	2.03		2.08		(0.31)		59

Class B
Six months ended 04/30/11	10.15	(0.02)	1.07	1.05	—	—	—	11.20	10.34	2,469	2.99	(e)	3.40	(e)	(0.40	)(e)	37
Year ended 10/31/10	9.16	(0.10)	1.09	0.99	—	—	—	10.15	10.81	2,509	2.99		3.37		(1.04)		38
Year ended 10/31/09	8.10	(0.06)	1.15	1.09	(0.03)	—	(0.03)	9.16	13.57	3,261	2.95		3.60		(0.77)		29
Year ended 10/31/08	15.99	0.07	(6.39)	(6.32)	(0.22)	(1.35)	(1.57)	8.10	(43.44)	4,118	2.59		2.59		0.52		41
Year ended 10/31/07	14.08	0.18	2.30	2.48	—	(0.57)	(0.57)	15.99	18.11	10,640	2.41		2.45		1.15		59
Year ended 10/31/06	11.29	(0.13)	3.08	2.95	—	(0.16)	(0.16)	14.08	26.42	7,549	2.78		2.83		(1.06)		59

Class C
Six months ended 04/30/11	10.15	(0.02)	1.07	1.05	—	—	—	11.20	10.34	3,661	2.99	(e)	3.40	(e)	(0.40	)(e)	37
Year ended 10/31/10	9.16	(0.10)	1.09	0.99	—	—	—	10.15	10.81	3,923	2.99		3.37		(1.04)		38
Year ended 10/31/09	8.10	(0.06)	1.15	1.09	(0.03)	—	(0.03)	9.16	13.57	4,103	2.95		3.60		(0.77)		29
Year ended 10/31/08	16.00	0.07	(6.40)	(6.33)	(0.22)	(1.35)	(1.57)	8.10	(43.48)	4,744	2.59		2.59		0.52		41
Year ended 10/31/07	14.09	0.18	2.30	2.48	—	(0.57)	(0.57)	16.00	18.10	12,199	2.41		2.45		1.15		59
Year ended 10/31/06	11.29	(0.13)	3.09	2.96	—	(0.16)	(0.16)	14.09	26.51	6,621	2.78		2.83		(1.06)		59

Class R
Six months ended 04/30/11	10.38	0.01	1.09	1.10	—	—	—	11.48	10.60	868	2.49	(e)	2.90	(e)	0.10	(e)	37
Year ended 10/31/10	9.32	(0.05)	1.11	1.06	—	—	—	10.38	11.37	754	2.49		2.87		(0.54)		38
Year ended 10/31/09	8.30	(0.02)	1.16	1.14	(0.12)	—	(0.12)	9.32	14.13	552	2.45		3.10		(0.27)		29
Year ended 10/31/08	16.34	0.13	(6.54)	(6.41)	(0.28)	(1.35)	(1.63)	8.30	(43.17)	474	2.09		2.09		1.02		41
Year ended 10/31/07	14.31	0.26	2.34	2.60	—	(0.57)	(0.57)	16.34	18.68	567	1.91		1.95		1.65		59
Year ended 10/31/06	11.41	(0.07)	3.13	3.06	—	(0.16)	(0.16)	14.31	27.12	220	2.28		2.33		(0.56)		59

Class Y
Six months ended 04/30/11	10.51	0.03	1.12	1.15	—	—	—	11.66	10.94	202	1.99	(e)	2.40	(e)	0.60	(e)	37
Year ended 10/31/10	9.39	0.00	1.12	1.12	—	—	—	10.51	11.93	288	1.99		2.37		(0.04)		38
Year ended 10/31/09	8.38	0.02	1.15	1.17	(0.16)	—	(0.16)	9.39	14.57	204	1.95		2.60		0.23		29
Year ended 10/31/08(f)	10.24	0.01	(1.87)	(1.86)	—	—	—	8.38	(18.16)	197	1.78	(g)	1.78	(g)	1.32	(g)	41

Institutional Class
Six months ended 04/30/11	10.57	0.03	1.12	1.15	—	—	—	11.72	10.88	8	1.99	(e)	2.10	(e)	0.60	(e)	37
Year ended 10/31/10	9.44	0.00	1.13	1.13	—	—	—	10.57	11.97	7	1.96		2.07		(0.01)		38
Year ended 10/31/09	8.51	0.03	1.14	1.17	(0.24)	—	(0.24)	9.44	14.58	7	1.87		2.17		0.31		29
Year ended 10/31/08	16.68	0.22	(6.67)	(6.45)	(0.37)	(1.35)	(1.72)	8.51	(42.68)	6	1.40		1.40		1.70		41
Year ended 10/31/07	14.51	0.36	2.38	2.74	—	(0.57)	(0.57)	16.68	19.41	10	1.27		1.31		2.29		59
Year ended 10/31/06	11.50	0.01	3.16	3.17	—	(0.16)	(0.16)	14.51	27.87	14	1.64		1.69		0.08		59

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000s) of $11,048, $2,442, $3,859, $827, $281 and $8 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

15        Invesco Global Fund

NOTE 11—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Global Core Equity Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.

16        Invesco Global Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,108.00	$11.71	$1,013.69	$11.18	2.24%

B	1,000.00	1,103.40	15.59	1,009.97	14.90	2.99

C	1,000.00	1,103.40	15.59	1,009.97	14.90	2.99

R	1,000.00	1,106.00	13.00	1,012.45	12.42	2.49

Y	1,000.00	1,109.40	10.41	1,014.93	9.94	1.99

Institutional	1,000.00	1,108.80	10.41	1,014.93	9.94	1.99

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Global Fund

Proxy Results

A Joint Special Meeting (“Meeting”) of Shareholders of Invesco Global Fund (the “Target Fund”) was held on Thursday, April 14, 2011. The Meeting was held for the following purpose:

			Votes		Broker
		Votes For	Against	Abstentions	Non-Votes

(1)	To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Global Core Equity Fund (the “Acquiring Fund”), a series of AIM Funds Group (Invesco Funds Group), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.	666,536	12,015	29,357	-0-

18        Invesco Global Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
GBL-SAR-1          Invesco Distributors, Inc.

Invesco Global Health Care Fund
Semiannual Report to Shareholders ■ April 30, 2011
Nasdaq:
A: GGHCX ■ B: GTHBX ■ C: GTHCX ■ Y: GGHYX ■ Investor: GTHIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.67%

Class B Shares	16.22

Class C Shares	16.21

Class Y Shares	16.82

Investor Class Shares	16.67

MSCI World Index▼ (Broad Market Index)	14.75

MSCI World Health Care Index▼ (Style-Specific Index)	13.64

Lipper Global Health/Biotechnology Funds Index▼ (Peer Group Index)	16.33

▼Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries.
     The Lipper Global Health/Biotechnology Funds Index is an unmanaged index considered representative of global health/biotechnology funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Global Health Care Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable sales charges

Class A Shares

Inception (8/7/89)		10.31%

10	Years	3.91

5	Years	3.43

1	Year	10.38

Class B Shares

Inception (4/1/93)		10.48%

10	Years	3.97

5	Years	3.51

1	Year	10.96

Class C Shares

Inception (3/1/99)		6.74%

10	Years	3.82

5	Years	3.83

1	Year	14.94

Class Y Shares

10	Years	4.56%

5	Years	4.74

1	Year	17.09

Investor Class Shares

10	Years	4.50%

5	Years	4.62

1	Year	16.85
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on July 15, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (8/7/89)		10.07%

10	Years	3.78

5	Years	1.57

1	Year	1.91

Class B Shares

Inception (4/1/93)		10.20%

10	Years	3.85

5	Years	1.64

1	Year	2.00

Class C Shares

Inception (3/1/99)		6.31%

10	Years	3.70

5	Years	1.96

1	Year	6.00

Class Y Shares

10	Years	4.44%

5	Years	2.85

1	Year	8.11

Investor Class Shares

10	Years	4.38%

5	Years	2.73

1	Year	7.84
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.23%, 1.98%, 1.98%, 0.98% and 1.23%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3 Invesco Global Health Care Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Global Health Care Fund

Schedule of Investments(a)

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.59%
Biotechnology–21.84%
Amarin Corp. PLC–ADR (United Kingdom)(b)	544,661	$8,714,576

Amgen Inc.(b)	277,926	15,800,093

Biogen Idec Inc.(b)	209,182	20,363,868

BioMarin Pharmaceutical Inc.(b)	799,695	21,503,799

Celgene Corp.(b)	462,989	27,260,792

Dendreon Corp.(b)(c)	241,129	10,472,232

Evolutionary Genomics/GenoPlex, Inc. (Acquired 09/15/97-06/25/98; Cost $408,490)(b)(d)(e)	109,377	0

Gilead Sciences, Inc.(b)	945,943	36,740,426

Human Genome Sciences, Inc.(b)	354,626	10,450,828

Incyte Corp.(b)(c)	692,530	12,797,954

InterMune, Inc.(b)	218,708	9,763,125

Onyx Pharmaceuticals, Inc.(b)	284,929	10,704,783

Pharmasset, Inc.(b)	104,511	10,604,731

United Therapeutics Corp.(b)	360,403	24,132,585

Vertex Pharmaceuticals Inc.(b)	212,048	11,666,881

		230,976,673

Drug Retail–4.62%
CVS Caremark Corp.	1,161,541	42,094,246

Drogasil S.A. (Brazil)	945,978	6,789,172

		48,883,418

Health Care Distributors–2.05%
McKesson Corp.	261,251	21,686,445

Health Care Equipment–11.15%
American Medical Systems Holdings, Inc.(b)	181,698	5,360,091

Baxter International Inc.	466,013	26,516,140

CareFusion Corp.(b)	530,248	15,573,384

Covidien PLC (Ireland)	473,520	26,370,329

Hologic, Inc.(b)	653,755	14,395,685

Kinetic Concepts, Inc.(b)	205,759	12,145,954

Sensys Medical, Inc. (Acquired 04/23/04-08/09/06; Cost $1,302)(b)(d)(e)	8,750	0

Wright Medical Group, Inc.(b)	435,318	7,195,806

Zimmer Holdings, Inc.(b)	157,928	10,304,802

		117,862,191

Health Care Facilities–3.83%
Assisted Living Concepts Inc.–Class A(b)	196,940	7,101,656

Rhoen-Klinikum AG (Germany)	857,273	19,615,921

Universal Health Services, Inc.–Class B	251,606	13,782,977

		40,500,554

Health Care Services–6.18%
DaVita, Inc.(b)	294,785	25,967,611

Express Scripts, Inc.(b)	256,467	14,551,937

Medco Health Solutions, Inc.(b)	158,026	9,375,683

Quest Diagnostics Inc.	274,734	15,489,503

		65,384,734

Health Care Technology–2.19%
Allscripts Healthcare Solutions, Inc.(b)	404,877	8,721,051

Cerner Corp.(b)	119,761	14,392,877

		23,113,928

Industrial Conglomerates–2.18%
Koninklijke Philips Electronics N.V. (Netherlands)	776,216	23,022,279

Life Sciences Tools & Services–7.32%
Gerresheimer AG (Germany)	221,631	10,718,866

Life Technologies Corp.(b)	453,113	25,011,838

Thermo Fisher Scientific, Inc.(b)	695,271	41,709,307

		77,440,011

Managed Health Care–15.86%
Aetna Inc.	782,681	32,387,340

AMERIGROUP Corp.(b)	166,124	11,346,269

Amil Participacoes S.A. (Brazil)(e)	859,600	10,427,666

Aveta, Inc. (Acquired 12/21/05; Cost $10,877,598)(b)(e)	805,748	5,841,673

Centene Corp.(b)	211,113	7,648,624

CIGNA Corp.	450,796	21,110,777

Health Net Inc.(b)	472,669	15,739,878

Humana Inc.	154,776	11,781,549

UnitedHealth Group, Inc.	342,853	16,878,653

WellPoint Inc.	450,057	34,559,877

		167,722,306

Pharmaceuticals–20.37%
Abbott Laboratories	660,564	34,375,751

Allergan, Inc.	137,914	10,972,438

Bayer AG (Germany)(c)	194,596	17,110,247

Cadence Pharmaceuticals, Inc.(b)	263,482	2,234,327

EastPharma Ltd.–GDR (Turkey)(b)(e)	674,841	1,012,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Health Care Fund

	Shares	Value

Pharmaceuticals–(continued)

Hikma Pharmaceuticals PLC (United Kingdom)	745,313	$9,779,246

Hospira, Inc.(b)	447,905	25,409,651

Ipsen S.A. (France)	212,595	8,327,529

Locus Pharmaceuticals, Inc. (Acquired 11/21/00-05/09/07; Cost $6,852,940)(b)(d)(e)	258,824	140,735

MAP Pharmaceuticals Inc.(b)	10,140	156,359

Nippon Shinyaku Co., Ltd. (Japan)	730,000	9,479,401

Novartis AG–ADR (Switzerland)	255,433	15,113,971

Pharmstandard–GDR (Russia)(b)(e)	138,700	3,571,525

Roche Holding AG (Switzerland)	268,205	43,491,865

Shire PLC–ADR (Ireland)	116,962	10,902,028

Teva Pharmaceutical Industries Ltd.–ADR (Israel)	509,475	23,298,292

		215,375,626

Total Common Stocks & Other Equity Interests (Cost $755,003,377)		1,031,968,165

Preferred Stocks–0.00%
Health Care Equipment–0.00%
Intact Medical Corp., Series C, Pfd. (Acquired 03/26/01; Cost $2,000,001)(b)(d)(e)	2,439,026	0

Sensys Medical, Inc., Series A-2, Pfd., (Acquired 02/25/98-09/30/05; Cost $7,627,993)(b)(d)(e)	2,173,209	0

Series B, Conv. Pfd., (Acquired 03/16/05-01/12/07; Cost $245,305)(b)(d)(e)	282,004	0

Total Preferred Stocks (Cost $9,873,299)		0

Money Market Funds–2.20%
Liquid Assets Portfolio–Institutional Class(f)	11,606,668	11,606,668

Premier Portfolio–Institutional Class(f)	11,606,667	11,606,667

Total Money Market Funds (Cost $23,213,335)		23,213,335

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.79% (Cost $788,090,011)		1,055,181,500

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.27%
Liquid Assets Portfolio–Institutional Class (Cost $24,023,665)(f)(g)	24,023,665	24,023,665

TOTAL INVESTMENTS–102.06% (Cost $812,113,676)		1,079,205,165

OTHER ASSETS LESS LIABILITIES–(2.06)%		(21,842,744)

NET ASSETS–100.00%		$1,057,362,421

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Health Care Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
Conv.	– Convertible
GDR	– Global Depositary Receipt
Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2011.
(d)	Security is considered venture capital. See Note 1I.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2011 was $20,993,860, which represented 1.99% of the Fund’s Net Assets.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Health Care	89.8%

Consumer Staples	4.6

Industrials	2.2

Financials	1.0

Money Market Funds Plus Other Assets Less Liabilities	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Health Care Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $764,876,676)*	$1,031,968,165

Investments in affiliated money market funds, at value and cost	47,237,000

Total investments, at value (Cost $812,113,676)	1,079,205,165

Receivable for:
Investments sold	25,883,239

Fund shares sold	324,639

Dividends	2,394,422

Investment for trustee deferred compensation and retirement plans	121,751

Other assets	38,033

Total assets	1,107,967,249

Liabilities:
Payable for:
Investments purchased	20,160,648

Fund shares reacquired	1,612,096

Foreign currency contracts outstanding	3,678,206

Collateral upon return of securities loaned	24,023,665

Accrued fees to affiliates	672,068

Accrued other operating expenses	194,040

Trustee deferred compensation and retirement plans	264,105

Total liabilities	50,604,828

Net assets applicable to shares outstanding	$1,057,362,421

Net assets consist of:
Shares of beneficial interest	$787,029,459

Undistributed net investment income	948,025

Undistributed net realized gain	5,837,273

Unrealized appreciation	263,547,664

$1,057,362,421

Net Assets:
Class A	$487,484,950

Class B	$27,613,247

Class C	$26,518,909

Class Y	$5,741,229

Investor Class	$510,004,086

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	15,978,840

Class B	1,076,578

Class C	1,033,041

Class Y	187,000

Investor Class	16,712,692

Class A:
Net asset value per share	$30.51

Maximum offering price per share
(Net asset value of $30.51 divided by 94.50%)	$32.29

Class B:
Net asset value and offering price per share	$25.65

Class C:
Net asset value and offering price per share	$25.67

Class Y:
Net asset value and offering price per share	$30.70

Investor Class:
Net asset value and offering price per share	$30.52

*	At April 30, 2011, securities with an aggregate value of $23,416,767 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Global Health Care Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $519,394)	$7,279,520

Dividends from affiliated money market funds (includes securities lending income of $11,409)	38,333

Total investment income	7,317,853

Expenses:
Advisory fees	3,202,841

Administrative services fees	131,998

Custodian fees	40,142

Distribution fees:
Class A	557,755

Class B	143,552

Class C	121,851

Investor Class	588,818

Transfer agent fees	1,211,550

Trustees’ and officers’ fees and benefits	24,505

Other	178,869

Total expenses	6,201,881

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(40,937)

Net expenses	6,160,944

Net investment income	1,156,909

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	48,465,782

Foreign currencies	(34,781)

Foreign currency contracts	(2,009,862)

46,421,139

Change in net unrealized appreciation (depreciation) of:
Investment securities	107,779,537

Foreign currencies	105,070

Foreign currency contracts	(1,800,497)

106,084,110

Net realized and unrealized gain	152,505,249

Net increase in net assets resulting from operations	$153,662,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Global Health Care Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income (loss)	$1,156,909	$(3,290,324)

Net realized gain	46,421,139	47,572,677

Change in net unrealized appreciation	106,084,110	72,998,480

Net increase in net assets resulting from operations	153,662,158	117,280,833

Share transactions–net:
Class A	(22,473,003)	(38,675,478)

Class B	(7,531,907)	(22,445,384)

Class C	(1,618,480)	(3,134,504)

Class Y	303,801	1,718,962

Investor Class	(31,122,002)	(49,631,996)

Net increase (decrease) in net assets resulting from share transactions	(62,441,591)	(112,168,400)

Net increase in net assets	91,220,567	5,112,433

Net assets:
Beginning of period	966,141,854	961,029,421

End of period (includes undistributed net investment income of $948,025 and $(208,884), respectively)	$1,057,362,421	$966,141,854

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Health Care Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an

10        Invesco Global Health Care Fund

independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to

11        Invesco Global Health Care Fund

federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.
J.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
K.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
L.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
M.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed,

12        Invesco Global Health Care Fund

realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective May 23, 2011, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 1.65%, 2.40%, 2.40%, 1.40% and 1.65% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees for reimbursed expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $34,771.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $2,448.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance

13        Invesco Global Health Care Fund

to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $13,092 in front-end sales commissions from the sale of Class A shares and $1, $24,872 and $583 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,063,743,355	$9,479,401	$5,982,409	$1,079,205,165

Foreign Currency Contracts*	—	(3,678,206)	—	(3,678,206)

Total Investments	$1,063,743,355	$5,801,195	$5,982,409	$1,075,526,959

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Instruments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts(a)	$—	$(3,678,206)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the Foreign currency contracts outstanding.

Effect of Derivative Instruments for the six months ended April 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency
Contracts*

Realized Gain (Loss)
Currency risk	$(2,009,862)

Change in Unrealized Appreciation (Depreciation)
Currency risk	(1,800,497)

Total	$(3,810,359)

*	The average value of foreign currency contracts outstanding during the period was $39,123,259.

14        Invesco Global Health Care Fund

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

05/06/11	Citibank Capital	CHF	16,900,000	USD	17,658,430	$19,533,894	$(1,875,464)

05/06/11	Citibank Capital	EUR	15,700,000	USD	21,452,009	23,254,751	(1,802,742)

Total foreign currency contracts						$42,788,645	$(3,678,206)

Currency Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
USD	– U.S. Dollar

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2011, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $3,718.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $1,665 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $46,837,296 of capital loss carryforward in the fiscal year ending October 31, 2011.
  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$30,877,772

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

15        Invesco Global Health Care Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $150,379,931 and $197,310,037, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$290,943,475

Aggregate unrealized (depreciation) of investment securities	(35,435,789)

Net unrealized appreciation of investment securities	$255,507,686

Cost of investments for tax purposes is $823,697,479.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	542,848	$15,104,387	1,068,716	$27,148,852

Class B	21,584	497,350	109,901	2,370,622

Class C	53,981	1,278,544	167,617	3,622,529

Class Y	44,241	1,219,279	109,397	2,873,823

Investor Class	172,346	4,757,176	393,729	10,009,522

Automatic conversion of Class B shares to Class A shares:
Class A	163,781	4,580,218	646,989	16,456,516

Class B	(194,526)	(4,580,218)	(763,432)	(16,456,516)

Reacquired:(b)
Class A	(1,530,204)	(42,157,608)	(3,265,442)	(82,280,846)

Class B	(149,476)	(3,449,039)	(391,023)	(8,359,490)

Class C	(125,237)	(2,897,024)	(318,781)	(6,757,033)

Class Y	(33,597)	(915,478)	(46,150)	(1,154,861)

Investor Class	(1,306,867)	(35,879,178)	(2,358,499)	(59,641,518)

Net increase (decrease) in share activity	(2,341,126)	$(62,441,591)	(4,646,978)	$(112,168,400)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Net of redemption fees of $1,428 and $10,407 allocated among the classes based on relative net assets of each class for six months ended April 30, 2011 and the year ended October 31, 2010, respectively.

16        Invesco Global Health Care Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
				Net gains							to average		to average net		Ratio of net
	Net asset	Net		(losses) on			Distributions				net assets		assets without		investment
	value,	investment		securities (both		Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and		investment	realized	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)		operations	gains	of period(a)	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/11	$26.15	$0.04	(d)	$4.32		$4.36	$—	$30.51	16.67%	$487,485	1.22	%(e)	1.23	%(e)	0.28	%(e)	16%
Year ended 10/31/10	23.20	(0.07	)(d)	3.02	(f)	2.95	—	26.15	12.71 (f)	439,402	1.23		1.23		(0.29)		16
Year ended 10/31/09	21.41	(0.02	)(d)	2.41		2.39	(0.60)	23.20	11.80	425,719	1.31		1.32		(0.08)		50
Year ended 10/31/08	31.94	0.01	(d)(g)	(7.66)		(7.65)	(2.88)	21.41	(26.28)	425,928	1.21		1.22		0.03	(g)	61
Year ended 10/31/07	31.28	(0.13	)(d)	3.79		3.66	(3.00)	31.94	12.82	642,561	1.19		1.19		(0.44)		46
Year ended 10/31/06	29.77	(0.15)		2.59		2.44	(0.93)	31.28	8.31	539,666	1.22		1.22		(0.46)		83

Class B
Six months ended 04/30/11	22.07	(0.05	)(d)	3.63		3.58	—	25.65	16.22	27,613	1.97	(e)	1.98	(e)	(0.47	)(e)	16
Year ended 10/31/10	19.72	(0.22	)(d)	2.57	(f)	2.35	—	22.07	11.92 (f)	30,872	1.98		1.98		(1.04)		16
Year ended 10/31/09	18.43	(0.15	)(d)	2.04		1.89	(0.60)	19.72	10.96	48,194	2.06		2.07		(0.83)		50
Year ended 10/31/08	28.09	(0.17	)(d)(g)	(6.61)		(6.78)	(2.88)	18.43	(26.84)	66,561	1.96		1.97		(0.72	)(g)	61
Year ended 10/31/07	28.06	(0.32	)(d)	3.35		3.03	(3.00)	28.09	11.96	119,886	1.94		1.94		(1.19)		46
Year ended 10/31/06	26.99	(0.36)		2.36		2.00	(0.93)	28.06	7.52	138,788	1.97		1.97		(1.21)		83

Class C
Six months ended 04/30/11	22.09	(0.05	)(d)	3.63		3.58	—	25.67	16.21	26,519	1.97	(e)	1.98	(e)	(0.47	)(e)	16
Year ended 10/31/10	19.74	(0.22	)(d)	2.57	(f)	2.35	—	22.09	11.91 (f)	24,390	1.98		1.98		(1.04)		16
Year ended 10/31/09	18.45	(0.15	)(d)	2.04		1.89	(0.60)	19.74	10.95	24,783	2.06		2.07		(0.83)		50
Year ended 10/31/08	28.11	(0.17	)(d)(g)	(6.61)		(6.78)	(2.88)	18.45	(26.82)	29,588	1.96		1.97		(0.72	)(g)	61
Year ended 10/31/07	28.08	(0.32	)(d)	3.35		3.03	(3.00)	28.11	11.96	40,297	1.94		1.94		(1.19)		46
Year ended 10/31/06	27.01	(0.36)		2.36		2.00	(0.93)	28.08	7.51	42,463	1.97		1.97		(1.21)		83

Class Y
Six months ended 04/30/11	26.28	0.07	(d)	4.35		4.42	—	30.70	16.82	5,741	0.97	(e)	0.98	(e)	0.53	(e)	16
Year ended 10/31/10	23.26	(0.01	)(d)	3.03	(f)	3.02	—	26.28	12.98 (f)	4,635	0.98		0.98		(0.04)		16
Year ended 10/31/09	21.41	0.04	(d)	2.41		2.45	(0.60)	23.26	12.09	2,631	1.06		1.07		0.17		50
Year ended 10/31/08(h)	24.44	0.00	(d)(g)	(3.03)		(3.03)	—	21.41	(12.40)	617	0.96	(i)	0.97	(i)	0.28	(g)(i)	61

Investor Class
Six months ended 04/30/11	26.16	0.04	(d)	4.32		4.36	—	30.52	16.67	510,004	1.22	(e)	1.23	(e)	0.28	(e)	16
Year ended 10/31/10	23.20	(0.07	)(d)	3.03	(f)	2.96	—	26.16	12.76 (f)	466,842	1.23		1.23		(0.29)		16
Year ended 10/31/09	21.41	(0.02	)(d)	2.41		2.39	(0.60)	23.20	11.80	459,704	1.31		1.32		(0.08)		50
Year ended 10/31/08	31.94	0.01	(d)(g)	(7.66)		(7.65)	(2.88)	21.41	(26.28)	456,309	1.21		1.22		0.03	(g)	61
Year ended 10/31/07	31.29	(0.13	)(d)	3.78		3.65	(3.00)	31.94	12.78	688,705	1.19		1.19		(0.44)		46
Year ended 10/31/06	29.77	(0.15)		2.60		2.45	(0.93)	31.29	8.35	739,183	1.22		1.22		(0.46)		83

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending October 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $132,508,164 and sold of $38,304,911 in the effort to realign the Fund’s portfolio holdings after the reorganization of AIM Advantage Health Sciences Fund into the Fund.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $449,902, $28,948, $24,572, $5,032 and $474,958 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains on securities (both realized and unrealized) per share would have been $2.90, $2.45, $2.45, $2.91 and $2.91 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively and total returns would have been lower.
(g)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $5.23 per share owned of Allscripts-Misys Healthcare Solutions, Inc. on October 13, 2008. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.05) and (0.19)%; $(0.23) and (0.94)%; $(0.23) and (0.94)%; $0.00 and $0.06%; and $(0.05) and (0.19)% for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(h)	Commencement date of October 3, 2008.
(i)	Annualized.

NOTE 12—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Health Sciences Fund (the “Target Fund”) in exchange for shares of the Fund.
  The Target Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.

17        Invesco Global Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,166.70	$6.55	$1,018.74	$6.11	1.22%

B	1,000.00	1,162.20	10.56	1,015.03	9.84	1.97

C	1,000.00	1,162.10	10.56	1,015.03	9.84	1.97

Y	1,000.00	1,168.20	5.21	1,019.98	4.86	0.97

Investor	1,000.00	1,166.70	6.55	1,018.74	6.11	1.22

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Global Health Care Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
GHC-SAR-1      Invesco Distributors, Inc.

Invesco International Total Return Fund
Semiannual Report to Shareholders ■ April 30, 2011
Nasdaq:
A: AUBAX ■ B: AUBBX ■ C: AUBCX ■ Y: AUBYX ■ Institutional: AUBIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
19	Financial Highlights
20	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.06%

Class B Shares	2.65

Class C Shares	2.65

Class Y Shares	3.18

Institutional Class Shares	3.19

Barclays Capital Global Aggregate ex U.S. Index▼ (Broad Market/Style-Specific Index)	2.87

Lipper International Income Funds Index■ (Peer Group Index)	1.80

▼	Invesco, Lipper Inc. ■ Lipper Inc.
The Barclays Capital Global Aggregate ex U.S. Index is an unmanaged index considered representative of bonds of foreign countries.
     The Lipper International Income Funds Index is an unmanaged index considered representative of international income funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco International Total Return Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (3/31/06)		6.02%

5	Years	5.28

1	Year	7.57

Class B Shares

Inception (3/31/06)		6.07%

5	Years	5.17

1	Year	7.09

Class C Shares

Inception (3/31/06)		6.22%

5	Years	5.49

1	Year	10.98

Class Y Shares

Inception		7.16%

5	Years	6.43

1	Year	13.22

Institutional Class Shares

Inception (3/31/06)		7.30%

5	Years	6.57

1	Year	13.22
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.10%, 1.85%, 1.85%, 0.85% and 0.85%, respectively.1 The total annual Fund operating expense

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (3/31/06)		5.07%

5	Years	5.07

1	Year	1.72

Class B Shares

Inception (3/31/06)		4.96%

5	Years	4.96

1	Year	1.03

Class C Shares

Inception (3/31/06)		5.30%

5	Years	5.30

1	Year	5.05

Class Y Shares

Inception		6.21%

5	Years	6.21

1	Year	7.02

Institutional Class Shares

Inception (3/31/06)		6.36%

5	Years	6.36

1	Year	7.03
ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.55%, 2.30%, 2.30%, 1.30% and 1.03%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2012. See current prospectus for more information.

3 Invesco International Total Return Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco International Total Return Fund

Schedule of Investments

April 30, 2011
(Unaudited)

	Principal
	Amount		Value

Non U.S. Dollar Denominated Bonds & Notes–92.36%(a)
Australia–1.88%
Australian Government, Series 129, Sr. Unsec. Bonds, 5.50%, 12/15/13	AUD	870,000	$966,517

Canada–10.48%
Canada Housing Trust No. 1, Sec. Gtd. Global Notes, 3.80%, 06/15/21(b)	CAD	1,500,000	1,606,359

Canadian Government, Bonds, 4.50%, 06/01/15	CAD	110,000	125,991

5.00%, 06/01/37	CAD	400,000	511,648

Province of Quebec, Series PO, Unsec. Global Notes, 1.60%, 05/09/13	JPY	250,000,000	3,134,282

			5,378,280

Cayman Islands–0.58%
IPIC Ltd., Gtd. Medium-Term Euro Notes, 5.88%, 03/14/21	EUR	200,000	297,259

France–6.93%
BNP Paribas Home Loan S.A., Sr. Sec. Mortgage-Backed Euro Bonds, 2.25%, 10/01/12	EUR	650,000	963,502

Dexia Municipal Agency S.A., Sr. Sec. Medium-Term Euro Notes, 1.80%, 05/09/17	JPY	189,000,000	2,345,945

Series 172, Tranche 2, Sr. Sec. Medium-Term Euro Notes, 0.80%, 05/21/12	JPY	20,000,000	246,296

			3,555,743

Germany–16.26%
Bundesobligation, Series 154, Euro Bonds, 2.25%, 04/11/14	EUR	1,960,000	2,922,161

Bundesrepublik Deutschland, Euro Bonds, 2.50%, 01/04/21	EUR	2,000,000	2,793,534

Series 05, Euro Bonds, 4.00%, 01/04/37	EUR	450,000	692,045

Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Global Notes, 2.05%, 02/16/26	JPY	150,000,000	1,938,290

			8,346,030

Ireland–0.64%
Cloverie PLC for Zurich Insurance Co. Ltd., Sub. Variable Rate Medium-Term Euro Notes, 7.50%, 07/24/39(c)	EUR	200,000	325,823

Italy–6.06%
Intesa Sanpaolo S.p.A., Jr. Unsec. Sub. Medium-Term Euro Notes, 6.63%, 05/08/18	EUR	200,000	305,420

Italy Buoni Poliennali Del Tesoro, Euro Bonds, 4.50%, 02/01/18	EUR	1,200,000	1,805,189

5.75%, 02/01/33	EUR	470,000	724,835

Societa Iniziative Autostradali e Servizi S.p.A., Sr. Sec. Medium-Term Euro Notes, 4.50%, 10/26/20	EUR	200,000	276,936

			3,112,380

Japan–1.89%
Development Bank of Japan, Unsec. Gtd. Global Bonds, 1.70%, 09/20/22	JPY	35,000,000	444,280

Unsec. Gtd. Global Notes, 1.05%, 06/20/23	JPY	45,000,000	527,425

			971,705

Luxembourg–0.91%
Glencore Finance Europe S.A., Series 6, Tranche 1, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.25%, 10/11/13	EUR	300,000	465,006

Mexico–0.59%
Mexican Bonos, Series M, Bonds, 7.50%, 06/21/12	MXN	3,400,000	304,528

Netherlands–7.78%
Allianz Finance II B.V., Sub. Gtd. Variable Rate Medium-Term Euro Notes, 5.75%, 07/08/41(c)	EUR	100,000	144,689

ASML Holding N.V., Sr. Unsec. Euro Bonds, 5.75%, 06/13/17	EUR	200,000	314,795

Bank Nederlandse Gemeenten, Sr. Unsec. Medium-Term Euro Notes, 1.85%, 11/07/16	JPY	63,000,000	813,170

F Van Lanschot Bankiers N.V., Sr. Unsec. Medium-Term Euro Notes, 3.50%, 04/02/13	EUR	600,000	879,508

ING Bank N.V., Sec. Mortgage-Backed Medium-Term Euro Notes, 3.00%, 09/30/14	EUR	550,000	811,644

Schiphol Nederland B.V., Sr. Unsec. Gtd. Medium-Term Euro Notes, 4.43%, 04/28/21	EUR	200,000	301,763

6.63%, 01/23/14	EUR	300,000	484,082

SNS Bank N.V., Unsec. Sub. Medium-Term Euro Notes, 6.25%, 10/26/20	EUR	190,000	242,562

			3,992,213

Poland–2.40%
Poland Government, Series 8, Sr. Unsec. Bonds, 1.92%, 11/13/12	JPY	100,000,000	1,232,907

Slovenia–0.86%
Slovenia Government, Series RS70, Euro Bonds, 5.13%, 03/30/26	EUR	300,000	441,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco International Total Return Fund

	Principal
	Amount		Value

South Korea–1.83%
Korea Treasury, Series 0400-1206, Sr. Unsec. Bonds, 4.00%, 06/10/12	KRW	1,000,000,000	$937,806

Spain–8.06%
BBVA Senior Finance SAU, Sr. Unsec. Gtd. Medium-Term Euro Notes, 4.00%, 03/22/13	EUR	200,000	297,382

BBVA Subordinated Capital SAU, Unsec. Gtd. Sub. Variable Rate Medium-Term Euro Notes, 5.75%, 03/11/18(c)	GBP	150,000	243,495

Caja de Ahorros y Monte de Piedad de Madrid, Sec. Mortgage-Backed Medium-Term Euro Notes, 4.88%, 03/31/14	EUR	200,000	292,850

Caja de Ahorros y Pensiones de Barcelona, Sec. Mortgage-Backed Euro Bonds, 3.13%, 09/16/13	EUR	200,000	290,245

Spain Government, Euro Bonds, 5.50%, 04/30/21	EUR	430,000	647,664

Sr. Euro Bonds, 4.10%, 07/30/18	EUR	1,450,000	2,054,515

Telefonica Emisiones SAU, Sr. Unsec. Gtd. Medium-Term Euro Notes, 4.75%, 02/07/17	EUR	100,000	150,570

5.50%, 04/01/16	EUR	100,000	157,393

			4,134,114

Supranational–11.31%
Asian Development Bank, Series 339-00-1, Sr. Unsec. Medium-Term Global Notes, 2.35%, 06/21/27	JPY	130,000,000	1,741,071

European Investment Bank, Sr. Unsec. Medium-Term Euro Notes, 2.50%, 02/08/19	CHF	670,000	806,050

Nordic Investment Bank, Series C, Sr. Unsec. Medium-Term Global Notes, 1.70%, 04/27/17	JPY	250,000,000	3,257,600

			5,804,721

United Kingdom–10.64%
FCE Bank PLC, Sr. Unsec. Medium-Term Euro Notes, 5.13%, 11/16/15	GBP	50,000	82,267

G4S PLC, Series 1, Tranche 1, Sr. Unsec. Medium-Term Euro Notes, 7.75%, 05/13/19	GBP	300,000	580,045

Infinis PLC, REGS, Sr. Sec. Euro Notes, 9.13%, 12/15/14(b)	GBP	100,000	175,392

International Power Finance 2010 PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 05/11/17(b)	EUR	150,000	255,559

ISS Financing PLC, REGS, Sec. Euro Bonds, 11.00%, 06/15/14(b)	EUR	200,000	325,189

Lloyds TSB Bank PLC, Sr. Unsec. Medium-Term Euro Notes, 4.50%, 09/15/14	EUR	400,000	594,694

Motability Operations Group PLC, Sr. Gtd. Medium-Term Euro Notes, 5.38%, 06/28/22	GBP	250,000	433,623

Royal Bank of Scotland PLC (The), Unsec. Sub. Medium-Term Euro Notes, 6.93%, 04/09/18	EUR	300,000	450,663

United Kingdom Treasury, Bonds, 4.00%, 03/07/22	GBP	660,000	1,135,874

4.75%, 12/07/38	GBP	780,000	1,427,691

			5,460,997

United States–3.26%
Genworth Financial Assurance Holdings Inc., Sr. Unsec. Global Notes, 1.60%, 06/20/11	JPY	100,000,000	1,227,914

Morgan Stanley, Sr. Medium-Term Euro Notes, 5.38%, 08/10/20	EUR	300,000	445,925

			1,673,839

Total Non U.S. Dollar Denominated Bonds & Notes (Cost $43,456,802)			47,401,385

Asset-Backed Security–1.46%(a)
United Kingdom–1.46%
Permanent Master Issuer PLC, Series 2009-1, Class A3, Floating Rate Pass Through Ctfs., 2.54%, 07/15/42(c) (Cost $739,914)	EUR	500,000	749,824

	Shares
Money Market Funds–0.70%
Liquid Assets Portfolio–Institutional Class(d)		179,163	179,163

Premier Portfolio–Institutional Class(d)		179,164	179,164

Total Money Market Funds (Cost $358,327)			358,327

TOTAL INVESTMENTS–94.52% (Cost $44,555,043)			48,509,536

OTHER ASSETS LESS LIABILITIES–5.48%			2,811,426

NET ASSETS–100.00%			51,320,962

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco International Total Return Fund

Investment Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
JPY	– Japanese Yen
Jr.	– Junior
KRW	– South Korean Won
MXN	– Mexican Peso
REGS	– Regulation S
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2011 was $2,362,499, which represented 4.60% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2011.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Sovereign Debt	47.6%

Financials	39.3

Industrials	3.2

Collateralized Mortgage Obligations	1.5

Utilities	0.8

Information Technology	0.6

Telecommunication Services	0.6

Consumer Discretionary	0.2

Money Market Funds Plus Other Assets Less Liabilities	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco International Total Return Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $44,196,716)	$48,151,209

Investments in affiliated money market funds, at value and cost	358,327

Total investments, at value (Cost $44,555,043)	48,509,536

Cash	57,968

Foreign currencies, at value (Cost $2,251,897)	2,349,827

Receivable for:
Deposits with brokers for open futures contracts	132,823

Investments sold	1,217,809

Fund shares sold	119,901

Dividends and interest	587,087

Foreign currency contracts outstanding	187,391

Investment for trustee deferred compensation and retirement plans	10,616

Other assets	39,493

Total assets	53,212,451

Liabilities:
Payable for:
Investments purchased	1,725,008

Fund shares reacquired	60,710

Variation margin	4,785

Accrued fees to affiliates	41,381

Accrued other operating expenses	44,905

Trustee deferred compensation and retirement plans	14,700

Total liabilities	1,891,489

Net assets applicable to shares outstanding	$51,320,962

Net assets consist of:
Shares of beneficial interest	$46,148,080

Undistributed net investment income	154,633

Undistributed net realized gain	751,365

Unrealized appreciation	4,266,884

$51,320,962

Net Assets:
Class A	$32,738,980

Class B	$5,880,679

Class C	$7,495,247

Class Y	$486,308

Institutional Class	$4,719,748

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	2,801,555

Class B	504,320

Class C	642,620

Class Y	41,626

Institutional Class	403,823

Class A:
Net asset value per share	$11.69

Maximum offering price per share (Net asset value of $11.69 divided by 95.25%)	$12.27

Class B:
Net asset value and offering price per share	$11.66

Class C:
Net asset value and offering price per share	$11.66

Class Y:
Net asset value and offering price per share	$11.68

Institutional Class:
Net asset value and offering price per share	$11.69

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco International Total Return Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $2,272)	$680,681

Dividends from affiliated money market funds	170

Total investment income	680,851

Expenses:
Advisory fees	160,386

Administrative services fees	24,795

Custodian fees	6,378

Distribution fees:
Class A	38,416

Class B	29,708

Class C	39,180

Transfer agent fees — A, B, C, S and Y	65,312

Transfer agent fees — Institutional	243

Trustees’ and officers’ fees and benefits	8,592

Registration and filing fees	31,026

Other	38,028

Total expenses	442,064

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(125,160)

Net expenses	316,904

Net investment income	363,947

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	893,997

Foreign currencies	142,220

Foreign currency contracts	6,051

Futures contracts	(234,171)

808,097

Change in net unrealized appreciation (depreciation) of:
Investment securities	(187,468)

Foreign currencies	(1,838)

Foreign currency contracts	213,832

Futures contracts	28,359

52,885

Net realized and unrealized gain	860,982

Net increase in net assets resulting from operations	$1,224,929

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco International Total Return Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income	$363,947	$1,127,850

Net realized gain	808,097	3,391,064

Change in net unrealized appreciation (depreciation)	52,885	(1,719,933)

Net increase in net assets resulting from operations	1,224,929	2,798,981

Distributions to shareholders from net investment income:
Class A	(1,320,787)	(445,093)

Class B	(233,314)	(49,253)

Class C	(321,639)	(74,227)

Class Y	(21,443)	(5,582)

Institutional Class	(184,185)	(402,271)

Total distributions from net investment income	(2,081,368)	(976,426)

Distributions to shareholders from net realized gains:
Class A	(976,341)	—

Class B	(190,113)	—

Class C	(263,923)	—

Class Y	(15,498)	—

Institutional Class	(130,713)	—

Total distributions from net realized gains	(1,576,588)	—

Share transactions–net:
Class A	1,251,282	(753,363)

Class B	(406,559)	(2,649,173)

Class C	(1,203,421)	(4,941,936)

Class Y	(204,144)	407,750

Institutional Class	430,307	(22,665,389)

Net increase (decrease) in net assets resulting from share transactions	(132,535)	(30,602,111)

Net increase (decrease) in net assets	(2,565,562)	(28,779,556)

Net assets:
Beginning of period	53,886,524	82,666,080

End of period (includes undistributed net investment income of $154,633 and $1,872,054, respectively)	$51,320,962	$53,886,524

Notes to Financial Statements

For the six months ended April 30, 2011

NOTE 1—Significant Accounting Policies

Invesco International Total Return Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide total return, comprised of current income and capital appreciation.

10        Invesco International Total Return Fund

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they

11        Invesco International Total Return Fund

reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks

12        Invesco International Total Return Fund

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.65%

Next $250 million	0.59%

Next $500 million	0.565%

Next $1.5 billion	0.54%

Next $2.5 billion	0.515%

Next $5 billion	0.49%

Over $10 billion	0.465%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 1.10%, 1.85%, 1.85%, 0.85% and 0.85% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived fund level of fees $59,465 and reimbursed class level expenses of $44,436, $8,591, $11,330, $740 and $243 of Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $136.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

13        Invesco International Total Return Fund

  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $3,975 in front-end sales commissions from the sale of Class A shares and $52, $7,281 and $130 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Corporate Debt Securities	$—	$24,381,496	$—	$24,381,496

Foreign Government Debt Securities	—	23,019,888	—	23,019,888

Money Market Funds	358,328	—	—	358,328

Asset-Backed Securities	—	749,824	—	749,824

	$358,328	$48,151,208	$—	$48,509,536

Foreign Currency Contracts*	—	187,391	—	187,391

Futures*	7,078	—	—	7,078

Total Investments	$365,406	$48,338,599	$—	$48,704,005

*	Unrealized appreciation.

NOTE 4—Derivative Instruments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

14        Invesco International Total Return Fund

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk
Foreign Currency Contracts(a)	$793,998	$(606,607)

Interest rate risk
Futures contracts(b)	$37,519	$(30,441)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the Foreign currency contracts outstanding.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended April 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures	Foreign Currency
	Contracts*	Contracts*

Realized Gain (Loss)
Currency risk	$—	$6,051

Interest rate risk	(234,171)	—

Change in Unrealized Appreciation
Currency risk	$—	$213,832

Interest rate risk	28,359	—

Total	$(205,812)	$219,883

*	The average notional value of futures and foreign currency contracts outstanding during the period was $14,895,904 and $14,361,621, respectively.

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

05/06/11	Castleoak	USD	963,382	JPY	80,000,000	$985,873	$22,491

05/06/11	Castleoak	USD	1,616,971	JPY	137,200,000	1,690,772	73,801

05/06/11	Goldman Sachs	USD	1,226,763	EUR	875,009	1,296,059	69,296

05/06/11	Goldman Sachs	USD	1,325,858	GBP	820,000	1,369,605	43,747

05/06/11	Goldman Sachs	USD	908,057	JPY	75,000,000	924,256	16,199

05/06/11	Goldman Sachs	USD	2,380,811	JPY	200,000,000	2,464,682	83,871

05/06/11	State Street CA	JPY	100,000,000	USD	1,234,553	1,232,341	2,212

05/06/11	State Street CA	USD	407,685	EUR	300,000	444,358	36,673

05/06/11	State Street CA	USD	408,903	EUR	300,000	444,358	35,455

05/06/11	State Street CA	USD	730,018	EUR	533,522	790,250	60,232

05/06/11	State Street CA	USD	1,234,553	EUR	855,783	1,267,581	33,028

05/06/11	State Street CA	USD	1,291,295	EUR	935,653	1,385,884	94,589

05/06/11	State Street CA	USD	1,485,066	EUR	1,080,205	1,599,994	114,928

05/06/11	State Street CA	USD	1,836,679	EUR	1,300,000	1,925,553	88,874

05/06/11	State Street CA	USD	1,213,740	JPY	100,000,000	1,232,341	18,601

							$793,997

15        Invesco International Total Return Fund

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

05/06/11	Castleoak	EUR	1,127,564	USD	1,616,971	$1,670,142	$(53,171)

05/06/11	Citibank N.A.	JPY	80,000,000	USD	972,440	985,873	(13,433)

05/06/11	Goldman Sachs	EUR	979,584	USD	1,325,858	1,450,954	(125,096)

05/06/11	Goldman Sachs	JPY	80,000,000	USD	966,559	985,873	(19,314)

05/06/11	Goldman Sachs	JPY	100,000,000	USD	1,226,763	1,232,341	(5,578)

05/06/11	State Street CA	EUR	550,000	USD	752,829	814,657	(61,828)

05/06/11	State Street CA	EUR	650,000	USD	921,518	962,776	(41,258)

05/06/11	State Street CA	EUR	730,000	USD	989,771	1,081,272	(91,501)

05/06/11	State Street CA	EUR	886,454	USD	1,213,740	1,313,011	(99,271)

05/06/11	State Street CA	GBP	920,000	USD	1,485,066	1,536,630	(51,564)

05/06/11	State Street CA	JPY	60,000,000	USD	730,018	739,405	(9,387)

05/06/11	State Street CA	JPY	80,000,000	USD	971,345	985,873	(14,528)

05/06/11	State Street CA	JPY	89,000,000	USD	1,091,998	1,096,784	(4,786)

05/06/11	State Street CA	JPY	91,000,000	USD	1,108,229	1,121,430	(13,201)

05/06/11	State Street CA	JPY	105,000,000	USD	1,291,294	1,293,958	(2,664)

05/06/11	State Street CA	USD	166,586	GBP	100,000	166,560	(26)

							$(606,606)

Total open foreign currency contracts							$187,391

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– U.S. Dollar

Open Futures Contracts
				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

Euro-Buxl 30 Year Bonds	8	June-2011/Long	$1,229,052	$7,222

Euro-Schatz	45	June-2011/Long	7,153,756	14,199

Japan 10 Year Bonds	3	June-2011/Long	517,819	4,695

Long Gilt	4	June-2011/Long	796,179	6,153

U.S. Long Bonds	4	June-2011/Long	489,500	4,375

U.S. Treasury 10 Year Notes	14	June-2011/Long	1,695,969	875

Subtotal			$11,882,275	$37,519

Canada 10 Year Bonds	8	June-2011/Short	(1,028,438)	(1,618)

Euro-Bobl	5	June-2011/Short	(853,640)	(1,631)

Euro-Bonds	20	June-2011/Short	(3,642,120)	(22,130)

U.S. Treasury 2 Year Notes	12	June-2011/Short	(2,629,500)	(5,062)

Subtotal			$(8,153,698)	$(30,441)

Total			$3,728,577	$7,078

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $219.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall

16        Invesco International Total Return Fund

be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $833 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of October 31, 2010.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $51,305,909 and $53,764,456, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,992,293

Aggregate unrealized (depreciation) of investment securities	(37,800)

Net unrealized appreciation of investment securities	$3,954,493

Cost of investments is the same for tax and financial statement purposes.

17        Invesco International Total Return Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	475,293	$5,374,924	968,265	$11,235,497

Class B	65,227	728,534	149,204	1,730,252

Class C	50,089	559,232	305,957	3,553,943

Class Y	3,094	34,728	43,274	499,415

Institutional Class	31,330	349,742	418,681	4,611,980

Issued as reinvestment of dividends:
Class A	192,624	2,105,489	35,837	407,919

Class B	36,692	400,433	3,962	45,140

Class C	51,050	557,583	6,133	70,080

Class Y	3,302	36,102	474	5,398

Institutional Class	28,777	314,694	35,408	402,271

Automatic conversion of Class B shares to Class A shares:
Class A	44,240	491,022	100,374	1,149,957

Class B	(44,327)	(491,022)	(100,573)	(1,149,957)

Reacquired:(b)
Class A	(606,873)	(6,720,153)	(1,187,191)	(13,546,736)

Class B	(93,854)	(1,044,504)	(286,521)	(3,274,608)

Class C	(210,110)	(2,320,236)	(751,835)	(8,565,959)

Class Y	(24,199)	(274,974)	(8,637)	(97,063)

Institutional Class	(20,981)	(234,129)	(2,401,164)	(27,679,640)

Net increase (decrease) in share activity	(18,626)	$(132,535)	(2,668,352)	$(30,602,111)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 19% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

In addition, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

(b)	Net of redemption fees of $1,233 and $4,101 for the six months ended April 30, 2011 and the year ended October 31, 2010, respectively.

18        Invesco International Total Return Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period(b)	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/11	$12.22	$0.09	$0.22	$0.31	$(0.48)	$(0.36)	$(0.84)	$11.69	3.06%	$32,739	1.10	%(e)	1.63	%(e)	1.66	%(e)	80%
Year ended 10/31/10	11.68	0.19	0.51	0.70	(0.16)	—	(0.16)	12.22	6.12	32,947	1.10		1.55		1.69		203
Year ended 10/31/09	9.96	0.22	1.65	1.87	(0.14)	(0.01)	(0.15)	11.68	18.93	32,460	1.10		1.51		2.10		233
Year ended 10/31/08	11.18	0.24	(0.90)	(0.66)	(0.41)	(0.15)	(0.56)	9.96	(6.22)	39,418	1.11		1.42		2.16		224
Year ended 10/31/07	10.44	0.25	0.69	0.94	(0.20)	—	(0.20)	11.18	9.17	6,247	1.12		2.06		2.39		509
Year ended 10/31/06(f)	10.00	0.13	0.48	0.61	(0.06)	(0.11)	(0.17)	10.44	6.14	3,341	1.14	(g)	3.92	(g)	2.20	(g)	231

Class B
Six months ended 04/30/11	12.19	0.05	0.22	0.27	(0.44)	(0.36)	(0.80)	11.66	2.65	5,881	1.85	(e)	2.38	(e)	0.91	(e)	80
Year ended 10/31/10	11.65	0.11	0.51	0.62	(0.08)	—	(0.08)	12.19	5.34	6,591	1.85		2.30		0.94		203
Year ended 10/31/09	9.94	0.14	1.64	1.78	(0.06)	(0.01)	(0.07)	11.65	18.00	9,026	1.85		2.26		1.35		233
Year ended 10/31/08	11.16	0.16	(0.90)	(0.74)	(0.40)	(0.08)	(0.48)	9.94	(6.95)	11,432	1.86		2.17		1.41		224
Year ended 10/31/07	10.42	0.17	0.70	0.87	(0.13)	—	(0.13)	11.16	8.44	2,395	1.87		2.81		1.64		509
Year ended 10/31/06(f)	10.00	0.09	0.46	0.55	(0.05)	(0.08)	(0.13)	10.42	5.55	2,025	1.89	(g)	4.67	(g)	1.45	(g)	231

Class C
Six months ended 04/30/11	12.19	0.05	0.22	0.27	(0.44)	(0.36)	(0.80)	11.66	2.65	7,495	1.85	(e)	2.38	(e)	0.91	(e)	80
Year ended 10/31/10	11.66	0.11	0.50	0.61	(0.08)	—	(0.08)	12.19	5.24	9,165	1.85		2.30		0.94		203
Year ended 10/31/09	9.94	0.14	1.65	1.79	(0.06)	(0.01)	(0.07)	11.66	18.10	13,887	1.85		2.26		1.35		233
Year ended 10/31/08	11.16	0.16	(0.90)	(0.74)	(0.40)	(0.08)	(0.48)	9.94	(6.95)	16,262	1.86		2.17		1.41		224
Year ended 10/31/07	10.43	0.17	0.69	0.86	(0.13)	—	(0.13)	11.16	8.34	1,999	1.87		2.81		1.64		509
Year ended 10/31/06(f)	10.00	0.09	0.47	0.56	(0.05)	(0.08)	(0.13)	10.43	5.65	2,383	1.89	(g)	4.67	(g)	1.45	(g)	231

Class Y
Six months ended 04/30/11	12.22	0.11	0.21	0.32	(0.50)	(0.36)	(0.86)	11.68	3.18	486	0.85	(e)	1.38	(e)	1.91	(e)	80
Year ended 10/31/10	11.68	0.22	0.51	0.73	(0.19)	—	(0.19)	12.22	6.39	726	0.85		1.30		1.94		203
Year ended 10/31/09	9.96	0.26	1.64	1.90	(0.17)	(0.01)	(0.18)	11.68	19.22	284	0.85		1.26		2.35		233
Year ended 10/31/08(f)	10.54	0.02	(0.60)	(0.58)	—	—	—	9.96	(5.50)	24	0.86	(g)	1.20	(g)	2.41	(g)	224

Institutional Class
Six months ended 04/30/11	12.22	0.11	0.22	0.33	(0.50)	(0.36)	(0.86)	11.69	3.19	4,720	0.85	(e)	1.10	(e)	1.91	(e)	80
Year ended 10/31/10	11.68	0.22	0.51	0.73	(0.19)	—	(0.19)	12.22	6.39	4,457	0.85		1.03		1.94		203
Year ended 10/31/09	9.96	0.25	1.65	1.90	(0.17)	(0.01)	(0.18)	11.68	19.22	27,008	0.85		1.01		2.35		233
Year ended 10/31/08	11.18	0.27	(0.90)	(0.63)	(0.42)	(0.17)	(0.59)	9.96	(5.99)	28,117	0.85		0.94		2.42		224
Year ended 10/31/07	10.44	0.28	0.69	0.97	(0.23)	—	(0.23)	11.18	9.42	35,952	0.86		1.55		2.64		509
Year ended 10/31/06(f)	10.00	0.15	0.48	0.63	(0.07)	(0.12)	(0.19)	10.44	6.27	19,243	0.89	(g)	3.50	(g)	2.45	(g)	231

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $30,988, $5,991, $7,901, $516 and $4,363 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively
(f)	Commencement date of March 31, 2006 for Class A, Class B, Class C and Institutional Class Shares and October 3, 2008 for Class Y Shares.
(g)	Annualized.

19        Invesco International Total Return Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,030.60	$5.54	$1,019.34	$5.51	1.10%

B	1,000.00	1,026.50	9.30	1,015.62	9.25	1.85

C	1,000.00	1,026.50	9.30	1,015.62	9.25	1.85

Y	1,000.00	1,031.80	4.28	1,020.58	4.26	0.85

Institutional	1,000.00	1,031.90	4.33	1,020.53	4.31	0.85

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20        Invesco International Total Return Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

ITR-SAR-1	Invesco Distributors, Inc.

Invesco Japan Fund
Semiannual Report to Shareholders ▪ April 30, 2011
Nasdaq:
A: AJFAX ▪ B: AJFBX ▪ C: AJFCX ▪ Y: AJFYX ▪ Institutional: AJFIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Results of Proxy

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.49%

Class B Shares	5.28

Class C Shares	5.28

Class Y Shares	5.65

Institutional Class Shares	5.62

MSCI EAFE Index▼ (Broad Market Index)	12.71

Tokyo Stock Price Index (price only)■ (Style-Specific Index)	3.67

Lipper Japan Funds Index▼ (Peer Group Index)	12.15

▼Lipper Inc.; ■Invesco, Bloomberg L.P.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The Tokyo Stock Price Index (price only) is a capitalization-weighted index of large and mid-sized companies listed on the Tokyo Stock Exchange.
     The Lipper Japan Funds Index is an unmanaged index considered representative of Japan funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Japan Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (3/31/06)		-12.46%

5	Years	-12.58

1	Year	-8.03

Class B Shares

Inception (3/31/06)		-12.31%

5	Years	-12.59

1	Year	-8.19

Class C Shares

Inception (3/31/06)		-12.14%

5	Years	-12.26

1	Year	-4.32

Class Y Shares

Inception		-11.35%

5	Years	-11.46

1	Year	-2.52

Institutional Class Shares

Inception (3/31/06)		-11.26%

5	Years	-11.36

1	Year	-2.50
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 2.25%, 3.00%, 3.00%, 2.00% and 2.00%, respectively.1 The total annual Fund operating expense

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)		-13.18%

5	Years	-13.18

1	Year	-10.31

Class B Shares

Inception (3/31/06)		-13.19%

5	Years	-13.19

1	Year	-10.35

Class C Shares

Inception (3/31/06)		-12.84%

5	Years	-12.84

1	Year	-6.57

Class Y Shares

Inception		-12.06%

5	Years	-12.06

1	Year	-4.71

Institutional Class Shares

Inception (3/31/06)		-11.96%

5	Years	-11.96

1	Year	-4.68
ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 5.18%, 5.93%, 5.93%, 4.93% and 4.56%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2012. See current prospectus for more information.

3 Invesco Japan Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Japan Fund

Schedule of Investments(a)

April 30, 2011
(Unaudited)

	Shares	Value

Foreign (Japan) Stocks–91.06%
Advertising–1.36%
Dentsu Inc.	3,500	$94,157

Apparel Retail–0.46%
Fast Retailing Co., Ltd.	200	31,545

Asset Management & Custody Banks–2.13%
SBI Holdings, Inc.(b)	1,368	147,496

Auto Parts & Equipment–5.49%
Aisin Seiki Co., Ltd.	4,400	155,708

Denso Corp.	3,900	130,551

Takata Corp.	3,100	93,876

		380,135

Automobile Manufacturers–4.69%
Honda Motor Co., Ltd.(c)	3,300	126,551

Mazda Motor Corp.(b)(c)	17,000	39,127

Nissan Motor Co., Ltd.	16,500	158,974

		324,652

Building Products–0.37%
Asahi Glass Co., Ltd.	2,000	25,443

Commodity Chemicals–3.04%
Denki Kagaku Kogyo Kabushiki Kaisha	11,000	56,631

Kuraray Co., Ltd.	3,900	57,047

Toray Industries, Inc.	13,000	96,952

		210,630

Computer Hardware–3.23%
Fujitsu Ltd.	12,000	68,662

Toshiba Corp.	29,000	154,794

		223,456

Construction & Engineering–2.50%
JGC Corp.(b)	7,000	173,268

Construction & Farm Machinery & Heavy Trucks–3.99%
Komatsu Ltd.(b)	5,400	190,435

Kubota Corp.	9,000	85,965

		276,400

Consumer Electronics–1.39%
Sony Corp.	3,400	96,411

Consumer Finance–1.69%
Aeon Credit Service Co., Ltd.(b)	8,600	116,719

Department Stores–1.26%
Isetan Mitsukoshi Holdings Ltd.	9,000	87,017

Diversified Banks–1.89%
Mitsubishi UFJ Financial Group, Inc.(b)	27,200	130,656

Diversified Chemicals–1.47%
Sumitomo Chemical Co., Ltd.	19,000	101,457

Diversified Metals & Mining–2.46%
Sumitomo Metal Mining Co., Ltd.	7,000	124,847

Toho Titanium Co., Ltd.(b)	1,600	45,176

		170,023

Diversified Real Estate Activities–4.16%
Mitsubishi Estate Co. Ltd.	7,000	122,447

Sumitomo Realty & Development Co., Ltd.	8,000	165,265

		287,712

Electrical Components & Equipment–2.27%
Nidec Corp.	1,800	157,167

Electronic Components–1.37%
Murata Manufacturing Co., Ltd.	1,300	94,472

Electronic Equipment & Instruments–4.01%
FUJIFILM Holdings Corp.	2,800	87,144

Hitachi, Ltd.(b)	35,000	190,671

		277,815

Food Retail–1.88%
FamilyMart Co., Ltd.(b)	3,600	130,346

Homebuilding–1.14%
Haseko Corp.(c)	118,000	78,929

Household Appliances–2.58%
Rinnai Corp.	2,700	178,427

Household Products–3.34%
Unicharm Corp.	5,800	230,924

Industrial Gases–0.59%
Taiyo Nippon Sanso Corp.	5,000	40,541

Industrial Machinery–5.90%
Fanuc Corp.	1,200	200,605

Nabtesco Corp.	5,300	134,247

SMC Corp.	400	73,212

		408,064

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Japan Fund

	Shares	Value

Internet Retail–2.60%
Rakuten, Inc.(b)	194	$180,211

Internet Software & Services–1.25%
Gree, Inc.(b)	4,200	86,391

IT Consulting & Other Services–3.48%
NTT Data Corp.	30	99,208

OBIC Co., Ltd.	390	72,631

Otsuka Corp.	1,100	69,215

		241,054

Marine–1.29%
Mitsui O.S.K. Lines, Ltd.	16,000	89,418

Other Diversified Financial Services–2.30%
ORIX Corp.(b)	1,620	159,163

Pharmaceuticals–0.97%
Otsuka Holdings Co., Ltd.	2,500	67,250

Property & Casualty Insurance–2.47%
Tokio Marine Holdings, Inc.	6,100	170,975

Semiconductor Equipment–1.42%
Tokyo Electron Ltd.	1,700	98,443

Semiconductors–1.84%
Elpida Memory, Inc.(b)(c)	8,500	127,459

Specialty Chemicals–2.56%
JSR Corp.	8,400	177,397

Trading Companies & Distributors–6.22%
ITOCHU Corp.	9,300	96,927

Marubeni Corp.	15,000	109,234

Mitsubishi Corp.	8,300	224,158

		430,319

Total Foreign (Japan) Stocks (Cost $5,688,698)		6,301,942

Money Market Funds–9.16%
Liquid Assets Portfolio–Institutional Class(d)	316,843	316,843

Premier Portfolio–Institutional Class(d)	316,843	316,843

Total Money Market Funds (Cost $633,686)		633,686

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.22% (Cost $6,322,384)		6,935,628

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–15.36%
Liquid Assets Portfolio–Institutional Class (Cost $1,062,824)(d)(e)	1,062,824	1,062,824

TOTAL INVESTMENTS–115.58% (Cost $7,385,208)		7,998,452

OTHER ASSETS LESS LIABILITIES–(15.58)%		(1,077,897)

NET ASSETS–100.00%		$6,920,555

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at April 30, 2011.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Industrials	22.6%

Consumer Discretionary	21.0

Information Technology	16.6

Financials	14.6

Materials	10.1

Consumer Staples	5.2

Health Care	1.0

Money Market Funds Plus Other Assets Less Liabilities	8.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Japan Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $5,688,698)*	$6,301,942

Investments in affiliated money market funds, at value and cost	1,696,510

Total investments, at value (Cost $7,385,208)	7,998,452

Receivable for:
Fund shares sold	1,615

Dividends	38,913

Investment for trustee deferred compensation and retirement plans	9,955

Other assets	15,801

Total assets	8,064,736

Liabilities:
Payable for:
Fund shares reacquired	1,214

Collateral upon return of securities loaned	1,062,824

Accrued fees to affiliates	50,639

Accrued other operating expenses	19,549

Trustee deferred compensation and retirement plans	9,955

Total liabilities	1,144,181

Net assets applicable to shares outstanding	$6,920,555

Net assets consist of:
Shares of beneficial interest	$10,994,572

Undistributed net investment income (loss)	(55,569)

Undistributed net realized gain (loss)	(4,631,975)

Unrealized appreciation	613,527

$6,920,555

Net Assets:
Class A	$3,088,216

Class B	$553,652

Class C	$1,958,307

Class Y	$911,338

Institutional Class	$409,042

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	573,807

Class B	106,825

Class C	377,913

Class Y	168,066

Institutional Class	75,001

Class A:
Net asset value per share	$5.38

Maximum offering price per share
(Net asset value of $5.38 divided by 94.50%)	$5.69

Class B:
Net asset value and offering price per share	$5.18

Class C:
Net asset value and offering price per share	$5.18

Class Y:
Net asset value and offering price per share	$5.42

Institutional Class:
Net asset value and offering price per share	$5.45

*	At April 30, 2011, securities with an aggregate value of $1,019,567 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Japan Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $3,324)	$44,290

Dividends from affiliated money market funds (includes securities lending income of $1,222)	1,406

Total investment income	45,696

Expenses:
Advisory fees	27,036

Administrative services fees	24,794

Custodian fees	7,254

Distribution fees:
Class A	3,636

Class B	2,926

Class C	6,409

Transfer agent fees — A, B, C and Y	11,265

Transfer agent fees — Institutional	6

Trustees’ and officers’ fees and benefits	7,206

Registration and filing fees	52,427

Professional services fees	9,311

Other	10,864

Total expenses	163,134

Less: Fees waived and expenses reimbursed	(92,585)

Net expenses	70,549

Net investment income (loss)	(24,853)

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities	131,140

Foreign currencies	(25,786)

105,354

Change in net unrealized appreciation (depreciation) of:
Investment securities	360,884

Foreign currencies	(1,799)

359,085

Net realized and unrealized gain	464,439

Net increase in net assets resulting from operations	$439,586

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Japan Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income (loss)	$(24,853)	$(66,583)

Net realized gain (loss)	105,354	(123,235)

Change in net unrealized appreciation	359,085	48,288

Net increase (decrease) in net assets resulting from operations	439,586	(141,530)

Share transactions–net:
Class A	(1,162,345)	1,586,836

Class B	(36,830)	(12,305)

Class C	732,514	412,450

Class Y	467,169	197,111

Institutional Class	389	66

Net increase in net assets resulting from share transactions	897	2,184,158

Net increase in net assets	440,483	2,042,628

Net assets:
Beginning of period	6,480,072	4,437,444

End of period (includes undistributed net investment income (loss) of $(55,569) and $(30,716), respectively)	$6,920,555	$6,480,072

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Japan Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

9        Invesco Japan Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

10        Invesco Japan Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.
J.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
K.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
L.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
M.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Japan Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees and reimbursed Fund expenses of $81,314 and reimbursed class level expenses of $6,100, $1,227, $2,688, $1,250 and $6 of Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended April 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $2,550 in front-end sales commissions from the sale of Class A shares and $0, $516 and $201 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

12        Invesco Japan Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$—	$1,451,484	$—	$1,451,484

Consumer Staples	—	361,270	—	361,270

Financials	—	1,012,721	—	1,012,721

Health Care	—	67,250	—	67,250

Industrials	—	1,560,079	—	1,560,079

Information Technology	—	1,149,090	—	1,149,090

Materials	—	700,048	—	700,048

Money Market Funds	1,696,510	—	—	1,696,510

Total Investments	$1,696,510	$6,301,942	$—	$7,998,452

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $787 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

13        Invesco Japan Fund

  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2014	$516,097

October 31, 2015	653,306

October 31, 2016	2,042,418

October 31, 2017	1,247,693

October 31, 2018	170,442

Total capital loss carryforward	$4,629,956

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $2,505,540 and $3,221,417, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$718,743

Aggregate unrealized (depreciation) of investment securities	(236,555)

Net unrealized appreciation of investment securities	$482,188

Cost of investments for tax purposes is $7,516,264.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	408,396	$2,167,444	754,332	$4,024,963

Class B	5,872	31,573	11,362	59,103

Class C	193,584	948,557	113,226	580,152

Class Y	91,077	495,421	59,652	299,982

Automatic conversion of Class B shares to Class A shares:
Class A	1,399	7,515	2,838	14,531

Class B	(1,452)	(7,515)	(2,930)	(14,531)

Reacquired:(b)
Class A	(617,974)	(3,337,304)	(464,930)	(2,452,658)

Class B	(11,801)	(60,888)	(11,368)	(56,877)

Class C	(43,397)	(216,043)	(34,157)	(167,702)

Class Y	(5,323)	(28,252)	(21,130)	(102,871)

Institutional Class	—	389	—	66

Net increase in share activity	20,381	$897	406,895	$2,184,158

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 23% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.
(b)	Net of redemption fees of $5,476 and $1,086 for the six months ended April 30, 2011 and the year ended October 31, 2010, respectively.

14        Invesco Japan Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
				Net gains						expenses		expenses
				(losses) on		Redemption				to average		to average net		Ratio of net
	Net asset	Net		securities		fees added to				net assets		assets without		investment
	value,	investment		(both	Total from	shares of	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	beneficial	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	interest	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 04/30/11	$5.10	$(0.02	)(c)	$0.29	$0.27	$0.01	$5.38	5.49%	$3,088	2.24	%(d)	5.47	%(d)	(0.66	)%(d)	43%
Year ended 10/31/10	5.11	(0.04	)(c)	0.03	(0.01)	0.00	5.10	(0.20)	3,988	2.25		5.18		(0.87)		107
Year ended 10/31/09	4.85	(0.02	)(c)	0.28	0.26	0.00	5.11	5.36	2,504	1.90		7.68		(0.37)		213
Year ended 10/31/08	9.38	0.00	(c)	(4.53)	(4.53)	0.00	4.85	(48.29)	2,542	1.71		4.49		0.04		154
Year ended 10/31/07	8.83	(0.04)		0.58	0.54	0.01	9.38	6.23	5,611	1.72		4.56		(0.45)		128
Year ended 10/31/06(e)	10.00	(0.04)		(1.14)	(1.18)	0.01	8.83	(11.70)	4,417	1.77	(f)	6.96	(f)	(0.87	)(f)	37

Class B
Six months ended 04/30/11	4.92	(0.04	)(c)	0.29	0.25	0.01	5.18	5.28	554	2.99	(d)	6.22	(d)	(1.41	)(d)	43
Year ended 10/31/10	4.98	(0.08	)(c)	0.02	(0.06)	0.00	4.92	(1.20)	562	3.00		5.93		(1.62)		107
Year ended 10/31/09	4.76	(0.05	)(c)	0.27	0.22	0.00	4.98	4.62	583	2.65		8.43		(1.12)		213
Year ended 10/31/08	9.26	(0.05	)(c)	(4.45)	(4.50)	0.00	4.76	(48.60)	627	2.46		5.24		(0.71)		154
Year ended 10/31/07	8.79	(0.10)		0.56	0.46	0.01	9.26	5.35	1,278	2.47		5.31		(1.20)		128
Year ended 10/31/06(e)	10.00	(0.08)		(1.14)	(1.22)	0.01	8.79	(12.10)	1,005	2.52	(f)	7.71	(f)	(1.62	)(f)	37

Class C
Six months ended 04/30/11	4.92	(0.04	)(c)	0.29	0.25	0.01	5.18	5.28	1,958	2.99	(d)	6.22	(d)	(1.41	)(d)	43
Year ended 10/31/10	4.97	(0.08	)(c)	0.03	(0.05)	0.00	4.92	(1.01)	1,121	3.00		5.93		(1.62)		107
Year ended 10/31/09	4.76	(0.05	)(c)	0.26	0.21	0.00	4.97	4.41	739	2.65		8.43		(1.12)		213
Year ended 10/31/08	9.27	(0.05	)(c)	(4.46)	(4.51)	0.00	4.76	(48.65)	872	2.46		5.24		(0.71)		154
Year ended 10/31/07	8.79	(0.10)		0.57	0.47	0.01	9.27	5.46	1,691	2.47		5.31		(1.20)		128
Year ended 10/31/06(e)	10.00	(0.08)		(1.14)	(1.22)	0.01	8.79	(12.10)	1,085	2.52	(f)	7.71	(f)	(1.62	)(f)	37

Class Y
Six months ended 04/30/11	5.13	(0.01	)(c)	0.29	0.28	0.01	5.42	5.65	911	1.99	(d)	5.22	(d)	(0.41	)(d)	43
Year ended 10/31/10	5.13	(0.03	)(c)	0.03	0.00	0.00	5.13	0.00	422	2.00		4.93		(0.62)		107
Year ended 10/31/09	4.86	(0.00	)(c)	0.27	0.27	0.00	5.13	5.56	225	1.65		7.43		(0.12)		213
Year ended 10/31/08(e)	5.47	0.00	(c)	(0.61)	(0.61)	0.00	4.86	(11.15)	183	1.46	(f)	6.25	(f)	0.29	(f)	154

Institutional Class
Six months ended 04/30/11	5.16	(0.01	)(c)	0.29	0.28	0.01	5.45	5.62	409	2.00	(d)	4.81	(d)	(0.42	)(d)	43
Year ended 10/31/10	5.16	(0.03	)(c)	0.03	0.00	0.00	5.16	0.00	387	2.00		4.56		(0.62)		107
Year ended 10/31/09	4.89	(0.00	)(c)	0.27	0.27	0.00	5.16	5.52	387	1.64		6.85		(0.11)		213
Year ended 10/31/08	9.41	0.02	(c)	(4.54)	(4.52)	0.00	4.89	(48.03)	366	1.45		3.79		0.30		154
Year ended 10/31/07	8.85	(0.02)		0.57	0.55	0.01	9.41	6.33	706	1.46		3.97		(0.19)		128
Year ended 10/31/06(e)	10.00	(0.03)		(1.13)	(1.16)	0.01	8.85	(11.50)	664	1.52	(f)	6.41	(f)	(0.62	)(f)	37

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,933, $590, $1,292, $601 and $414 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of March 31, 2006 for Class A, Class B, Class C and Institutional Class shares and October 3, 2008 for Class Y shares.
(f)	Annualized.

NOTE 10—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Pacific Growth Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.

15        Invesco Japan Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,054.90	$11.41	$1,013.69	$11.18	2.24%

B	1,000.00	1,052.80	15.22	1,009.97	14.90	2.99

C	1,000.00	1,052.80	15.22	1,009.97	14.90	2.99

Y	1,000.00	1,056.50	10.15	1,014.93	9.94	1.99

Institutional	1,000.00	1,056.20	10.15	1,014.93	9.94	1.99

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16        Invesco Japan Fund

Proxy Results

A Joint Special Meeting (“Meeting”) of Shareholders of Invesco Japan Fund (the ‘Target Fund‘) was held on Thursday, April 14, 2011. The Meeting was held for the following purpose:

			Votes		Broker
		Votes For	Against	Abstentions	Non-Votes

(1)	To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Pacific Growth Fund (the “Acquiring Fund”), a series of AIM Investment Funds (Invesco Investment Funds), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.	601,855	19,720	10,125	-0-

17        Invesco Japan Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
JAP-SAR-1        Invesco Distributors, Inc.

Invesco LIBOR Alpha Fund
Semiannual Report to Shareholders ▪ April 30, 2011
Nasdaq:
A: EASBX ▪ C: CESBX ▪ R: RESBX ▪ Y: LIBYX ▪ Institutional: IAESX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
11	Financial Statements
13	Notes to Financial Statements
21	Financial Highlights
22	Fund Expenses
23	Results of Proxy

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.11%

Class C Shares	0.99

Class R Shares	0.99

Class Y Shares	1.24

Institutional Class Shares	1.24

Barclays Capital U.S. Aggregate Index▼(Broad Market Index)	0.02

U.S. Three-Month LIBOR▼(Style-Specific Index)	0.15

Lipper Short Investment Grade Debt Funds Index▼(Peer Group Index)	0.73

▼	Lipper Inc.
The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The U.S. Three-Month LIBOR is an unmanaged floating rate index at which U.S. dollar deposits are offered on the London Interbank market.
     The Lipper Short Investment Grade Debt Funds Index is an unmanaged index considered representative of short investment grade debt funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco LIBOR Alpha Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (3/31/06)		1.94%

5	Years	1.85

1	Year	-0.64

Class C Shares

Inception (3/31/06)		2.20%

5	Years	2.10

1	Year	1.53

Class R Shares

Inception (3/31/06)		2.20%

5	Years	2.10

1	Year	1.53

Class Y Shares

Inception		2.63%

5	Years	2.55

1	Year	2.03

Institutional Class Shares

Inception (3/31/06)		2.71%

5	Years	2.61

1	Year	2.15
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y and Institutional Class shares was 0.85%, 1.10%, 1.10%, 0.60% and 0.60%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)		1.92%

5	Years	1.92

1	Year	-0.62

Class C Shares

Inception (3/31/06)		2.21%

5	Years	2.21

1	Year	1.79

Class R Shares

Inception (3/31/06)		2.19%

5	Years	2.19

1	Year	1.68

Class Y Shares

Inception		2.64%

5	Years	2.64

1	Year	2.30

Institutional Class Shares

Inception (3/31/06)		2.70%

5	Years	2.70

1	Year	2.19
prospectus as of the date of this report for Class A, Class C, Class R, Class Y and Institutional Class shares was 1.36%, 2.11%, 1.61%, 1.11% and 1.05%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 2.50% sales charge. Class C shares do not have a front-end sales charge or a CDSC; therefore, performance quoted is at net asset value. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2012. See current prospectus for more information.

2	Total annual Fund operating expenses after any contractual fee waivers by the distributor in effect through at least February 28, 2012. See current prospectus for more information.

3 Invesco LIBOR Alpha Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco LIBOR Alpha Fund

Schedule of Investments(a)

April 30, 2011
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes–68.25%
Aerospace & Defense–0.14%
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	$65,000	$63,040

Agricultural Products–2.30%
Cargill Inc., Sr. Unsec. Notes, 6.38%, 06/01/12(b)	275,000	290,827

5.60%, 09/15/12(b)	240,000	255,114

Corn Products International Inc., Sr. Unsec. Notes, 3.20%, 11/01/15	500,000	506,405

		1,052,346

Airlines–2.49%
American Airlines Pass Through Trust,
Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs., 7.86%, 10/01/11	375,000	383,672

Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	175,000	166,250

Continental Airlines Inc.,
Series 2001-1, Class B, Sec. Sub. Pass Through Ctfs., 7.37%, 12/15/15	60,862	61,015

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	170,000	163,200

Delta Air Lines, Inc.,
Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	270,000	274,894

Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	4,458	4,480

Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	48,810	53,630

Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	35,000	35,306

		1,142,447

Apparel Retail–0.42%
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	190,000	192,469

Asset Management & Custody Banks–0.21%
State Street Capital Trust III, Jr. Unsec. Gtd. Sub. Variable Rate Bonds, 5.30%(c)(d)	95,000	95,835

Automotive Retail–0.77%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	95,000	100,344

AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	150,000	168,752

O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	85,000	85,505

		354,601

Brewers–1.22%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes,
3.00%, 10/15/12	250,000	257,375

2.88%, 02/15/16	300,000	303,318

		560,693

Broadcasting–0.70%
COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(b)	60,000	78,756

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	230,000	243,116

		321,872

Cable & Satellite–1.85%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	625,000	689,453

Time Warner Cable Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	160,000	156,526

		845,979

Communications Equipment–0.91%
Motorola Solutions Inc., Sr. Unsec. Global Notes, 8.00%, 11/01/11	401,000	415,399

Computer Storage & Peripherals–0.21%
Seagate Technology International, Sr. Sec. Gtd. Notes, 10.00%, 05/01/14(b)	82,000	96,063

Construction Materials–0.39%
CRH America Inc., Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	175,000	178,962

Consumer Finance–0.57%
SLM Corp., Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	250,000	260,923

Department Stores–1.18%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	500,000	510,000

Sears Holdings Corp., Sec. Gtd. Notes, 6.63%, 10/15/18(b)	30,000	29,513

		539,513

Diversified Banks–8.88%
ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	250,000	250,314

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes,
2.38%, 12/17/13	135,000	138,476

3.40%, 01/22/15	250,000	260,671

Barclays Bank PLC (United Kingdom),
Sr. Unsec. Global Notes, 6.75%, 05/22/19	140,000	160,437

Unsec. Sub. Global Notes, 5.14%, 10/14/20	110,000	107,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Diversified Banks–(continued)

ING Bank N.V. (Netherlands), Sr. Notes, 2.00%, 10/18/13(b)	$500,000	$498,419

Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	220,000	231,020

Royal Bank of Scotland PLC (The) (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	125,000	131,863

Sr. Unsec. Gtd. Medium-Term Notes, 4.88%, 08/25/14(b)	500,000	527,500

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Gtd. Notes, 2.99%, 10/07/13(b)	500,000	503,281

Societe Generale (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	280,000	282,321

U.S. Bancorp., Sr. Unsec. Notes, 2.00%, 06/14/13	185,000	189,142

U.S. Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(c)	250,000	257,925

VTB Bank OJSC Via VTB Capital S.A. (Luxembourg),
Sr. Unsec. Gtd. Notes, 6.55%, 10/13/20(b)	155,000	157,446

Sr. Unsec. Notes, 6.32%, 02/22/18(b)	200,000	205,450

Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	165,000	167,570

		4,069,313

Diversified Capital Markets–1.10%
UBS AG (Switzerland),
Sr. Unsec. Floating Rate Medium-Term Global Notes, 1.41%, 02/23/12(c)	250,000	251,898

Sr. Unsec. Global Bank Notes, 2.25%, 08/12/13	250,000	254,003

		505,901

Diversified Metals & Mining–0.96%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	400,000	441,250

Diversified REIT’s–0.85%
Qatari Diar Finance QSC (Mult. Countries), Unsec. Gtd. Unsub. Notes,
3.50%, 07/21/15(b)	265,000	270,295

5.00%, 07/21/20(b)	120,000	121,362

		391,657

Electric Utilities–3.10%
DCP Midstream LLC, Sr. Unsec. Notes, 9.75%, 03/15/19(b)	250,000	326,356

Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	130,000	135,714

Southern Co., Series A, Sr. Unsec. Notes, 5.30%, 01/15/12	440,000	454,193

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.10%, 11/30/12	475,000	506,244

		1,422,507

Electronic Manufacturing Services–0.09%
Jabil Circuit, Inc., Sr. Unsec. Notes, 5.63%, 12/15/20	40,000	40,200

Environmental & Facilities Services–0.64%
Waste Management, Inc., Sr. Unsec. Gtd. Notes,
5.00%, 03/15/14	140,000	152,301

4.60%, 03/01/21	140,000	142,223

		294,524

Food Retail–0.56%
Wrigley (WM.) Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.68%, 06/28/11(b)(c)	255,000	255,148

Health Care Distributors–0.36%
McKesson Corp., Sr. Unsec. Notes,
3.25%, 03/01/16	30,000	30,704

4.75%, 03/01/21	40,000	41,592

6.00%, 03/01/41	85,000	90,442

		162,738

Health Care Equipment–1.16%
Boston Scientific Corp., Sr. Unsec. Notes,
4.50%, 01/15/15	255,000	268,314

6.00%, 01/15/20	100,000	108,419

CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	150,000	155,321

		532,054

Health Care Facilities–0.01%
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	5,000	5,500

Health Care Services–1.09%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	400,000	418,959

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	80,000	80,187

		499,146

Home Improvement Retail–0.39%
Lowe’s Cos. Inc., Sr. Unsec. Notes, 3.75%, 04/15/21	180,000	176,640

Hotels, Resorts & Cruise Lines–1.75%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 6.88%, 12/01/13	250,000	270,000

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.88%, 10/15/14	245,000	281,444

Wyndham Worldwide Corp., Sr. Unsec. Notes,
7.38%, 03/01/20	110,000	121,894

5.63%, 03/01/21	130,000	130,487

		803,825

Industrial Conglomerates–3.79%
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 5.75%, 09/11/19(b)	100,000	108,239

Unsec. Gtd. Sub. Variable Rate Notes, 6.00%(b)(c)(d)	280,000	288,050

NBC Universal Media LLC, Sr. Unsec. Notes,
2.10%, 04/01/14(b)	500,000	503,033

5.95%, 04/01/41(b)	75,000	75,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Industrial Conglomerates–(continued)

Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Notes, 5.63%, 04/14/18(b)	$620,000	$632,496

Textron Inc., Sr. Unsec. Notes, 6.50%, 06/01/12	125,000	131,323

		1,738,299

Integrated Oil & Gas–1.60%
ConocoPhillips, Sr. Unsec. Gtd. Global Notes, 4.75%, 02/01/14	65,000	70,974

Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	210,000	215,497

Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 3.88%, 01/27/16	440,000	445,806

		732,277

Integrated Telecommunication Services–1.92%
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes, 3.75%, 05/20/11	120,000	120,184

Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	210,000	218,279

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	129,000	126,555

Verizon Communications Inc., Sr. Unsec. Global Notes, 6.00%, 04/01/41	400,000	414,611

		879,629

Internet Retail–1.39%
Expedia Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/16	400,000	444,750

5.95%, 08/15/20	195,000	193,314

		638,064

Investment Banking & Brokerage–2.37%
Goldman Sachs Group Inc. (The),
Sr. Global Notes,
3.70%, 08/01/15	65,000	66,741

6.25%, 02/01/41	105,000	107,947

Sr. Unsec. Global Notes,
5.25%, 10/15/13	250,000	270,023

5.13%, 01/15/15	35,000	37,957

3.63%, 02/07/16	60,000	60,651

Morgan Stanley, Sr. Unsec. Notes,
2.88%, 01/24/14	240,000	243,417

3.45%, 11/02/15	210,000	210,061

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	85,000	87,105

		1,083,902

Life & Health Insurance–2.91%
Metropolitan Life Global Funding I, Sr. Sec. Notes, 2.88%, 09/17/12(b)	400,000	409,620

Nationwide Financial Services, Sr. Unsec. Notes, 5.38%, 03/25/21(b)	345,000	348,364

Prudential Financial Inc.,
Sr. Unsec. Medium-Term Notes, 6.20%, 01/15/15	190,000	211,485

Series D, Sr. Unsec. Medium-Term Notes, 2.75%, 01/14/13	355,000	362,460

		1,331,929

Life Sciences Tools & Services–1.12%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	185,000	202,697

Thermo Fisher Scientific Inc., Sr. Unsec. Notes, 2.05%, 02/21/14	190,000	193,724

4.50%, 03/01/21	115,000	118,686

		515,107

Managed Health Care–0.62%
CIGNA Corp., Sr. Unsec. Notes,
4.50%, 03/15/21	90,000	89,938

5.88%, 03/15/41	65,000	64,907

UnitedHealth Group Inc., Sr. Unsec. Notes, 5.95%, 02/15/41	125,000	128,428

		283,273

Multi-Line Insurance–0.96%
Health Care Service Corp., Sr. Unsec. Notes, 4.70%, 01/15/21(b)	120,000	122,353

Liberty Mutual Group Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(b)	300,000	317,272

		439,625

Multi-Utilities–0.34%
Dominion Resources Inc., Series B, Sr. Unsec. Notes, 1.80%, 03/15/14	75,000	75,305

Pacific Gas & Electric Co., Sr. Unsec. Notes, 5.40%, 01/15/40	80,000	78,788

		154,093

Office Electronics–1.00%
Xerox Corp., Sr. Unsec. Notes, 6.88%, 08/15/11	450,000	456,795

Office REIT’s–0.32%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/01/20	140,000	148,654

Office Services & Supplies–0.85%
Steelcase Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	375,000	389,572

Oil & Gas Drilling–0.54%
Transocean Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	230,000	246,395

Oil & Gas Exploration & Production–0.76%
Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	105,000	105,079

EOG Resources Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	105,000	103,768

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production–(continued)

Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	$135,000	$138,349

		347,196

Oil & Gas Storage & Transportation–2.13%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes,
7.63%, 02/15/12	335,000	353,088

5.20%, 09/01/20	160,000	169,099

6.45%, 09/01/40	135,000	144,573

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	155,000	167,805

Williams Partners L.P., Sr. Unsec. Global Notes, 6.30%, 04/15/40	130,000	139,511

		974,076

Other Diversified Financial Services–3.31%
Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	200,000	204,067

Citigroup Inc., Sr. Unsec. Global Notes, 5.10%, 09/29/11	150,000	152,706

6.01%, 01/15/15	110,000	121,756

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 5.25%, 10/01/20(b)	65,000	67,957

Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	426,000	452,419

JPMorgan Chase & Co.,
Floating Rate Medium-Term Notes, 0.96%, 02/26/13(c)	460,000	462,848

Sr. Unsec. Global Notes, 3.45%, 03/01/16	55,000	55,838

		1,517,591

Packaged Foods & Meats–0.29%
Kraft Foods Inc., Sr. Unsec. Global Notes,
2.63%, 05/08/13	105,000	108,021

4.13%, 02/09/16	25,000	26,299

		134,320

Paper Products–0.66%
International Paper Co., Sr. Unsec. Global Notes, 7.95%, 06/15/18	250,000	303,880

Publishing–0.24%
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	109,000	110,583

Railroads–0.28%
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	130,000	128,390

Regional Banks–0.85%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	170,000	177,645

PNC Preferred Funding Trust III, Jr. Sub. Variable Rate Notes, 8.70%(b)(c)(d)	200,000	214,000

		391,645

Sovereign Debt–0.44%
Russian Foreign Bond (Russia), Sr. Unsec. Notes, 3.63%, 04/29/15(b)	200,000	202,775

Specialized Finance–2.02%
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	245,000	253,183

National Rural Utilities Cooperative Finance Corp.,
Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	155,000	158,512

Sr. Sec. Collateral Trust Notes, 2.63%, 09/16/12	500,000	512,720

		924,415

Specialized REIT’s–2.23%
Entertainment Properties Trust, Sr. Unsec. Gtd. Notes, 7.75%, 07/15/20(b)	500,000	537,573

HCP Inc., Sr. Unsec. Notes, 2.70%, 02/01/14	480,000	486,191

		1,023,764

Steel–0.27%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes,
3.75%, 08/05/15	80,000	82,081

6.13%, 06/01/18	40,000	43,673

		125,754

Trucking–0.20%
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	90,000	91,818

Wireless Telecommunication Services–0.54%
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	245,000	245,613

Total Bonds & Notes (Cost $30,546,276)		31,279,979

Asset-Backed Securities–24.98%
Banc of America Commercial Mortgage Inc., Series 2003-1, Class A2, Pass Through Ctfs., 4.65%, 09/11/36	400,000	417,349

Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 2.88%, 05/25/34(c)	426,479	397,603

Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.65%, 08/25/33(c)	56,176	57,054

Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41	150,000	152,689

Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(c)	353,402	374,804

Series 2006-T22, Class A2, Variable Rate Pass Through Ctfs., 5.70%, 04/12/38(c)	984	984

Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	500,000	549,927

Capital One Multi-Asset Execution Trust, Series 2006-C1, Class C, Floating Rate Pass Through Ctfs., 0.51%, 03/17/14(c)	260,000	259,917

Chase Issuance Trust,
Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	125,000	133,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Asset-Backed Securities–(continued)

Series 2009-A3, Class A3, Pass Through Ctfs., 2.40%, 06/17/13	$100,000	$100,260

Countrywide Asset-Backed Ctfs., Series 2007-BC2, Class 2A1, Floating Rate Pass Through Ctfs., 0.30%, 06/25/37(c)	86,257	84,181

Credit Suisse Mortgage Capital Ctfs.,
Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.88%, 09/26/34(b)(c)	127,573	120,778

Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(b)	205,280	212,465

Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.87%, 09/15/15(c)	200,000	201,546

Fannie Mae REMICS,
Series 2003-112, Class FA, Floating Rate Pass Through Ctfs., 0.71%, 01/25/28(c)	258,793	259,227

Series 2005-16, Class LC, Pass Through Ctfs., 5.50%, 05/25/28	257,997	261,340

Series 2005-16, Class PB, Pass Through Ctfs., 5.00%, 07/25/27	149,205	149,932

Series 2005-35, Class AC, Pass Through Ctfs., 4.00%, 08/25/18	286,383	294,194

Fannie Mae Whole Loan, Series 2004-W5, Class F1, Floating Rate Pass Through Ctfs., 0.66%, 02/25/47(c)	267,925	269,614

FDIC Structured Sale Gtd. Notes, Series 2010-S1, Class 1A, Floating Rate Pass Through Ctfs., 0.76%, 02/25/48(b)(c)	719,599	722,118

Freddie Mac REMICS,
Series 2399, Class XF, Floating Rate Pass Through Ctfs., 1.17%, 01/15/32(c)	150,128	152,434

Series 2470, Class JF, Floating Rate Pass Through Ctfs., 1.22%, 12/15/31(c)	266,324	271,581

Series 2611, Class HA, Pass Through Ctfs., 4.00%, 10/15/21	127,842	130,037

Series 2937, Class JD, Pass Through Ctfs., 5.00%, 03/15/28	85,701	86,759

Series 3339, Class PC, Pass Through Ctfs., 5.00%, 05/15/32	234,914	239,591

GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	500,000	511,008

GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A2, Pass Through Ctfs., 4.48%, 07/10/39	262,798	262,652

Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	125,000	133,864

Series 2007-EOP, Class J, Floating Rate Pass Through Ctfs., 4.46%, 03/06/20(b)(c)	225,000	224,038

Series 2010-C1, Class C, Variable Rate Pass Through Ctfs., 5.64%, 08/10/43(b)(c)	400,000	417,618

Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, Pass Through Ctfs., 2.79%, 01/15/13	65,345	65,945

LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A3, Pass Through Ctfs., 4.55%, 02/15/30	200,000	202,868

Series 2005-C3, Class A3, Pass Through Ctfs., 4.65%, 07/15/30	370,000	375,494

Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	165,000	177,550

Morgan Stanley Capital I,
Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	327,282	331,696

Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.37%, 11/14/42(c)	305,000	334,467

Nissan Auto Lease Trust, Series 2009-B, Class A3, Pass Through Ctfs., 2.07%, 01/15/15	72,624	72,876

PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2, Pass Through Ctfs., 6.36%, 03/12/34	9,377	9,375

RBSCF Trust, Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 08/16/14(b)(c)	500,000	535,062

Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	155,000	154,978

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, Variable Rate Pass Through Ctfs., 2.69%, 02/25/34(c)	123,378	111,964

TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.70%, 08/15/39(c)	65,000	67,546

USAA Auto Owner Trust, Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	36,671	36,976

Vanderbilt Mortgage Finance,
Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	51,868	53,100

Series 2002-C, Class A4, Pass Through Ctfs., 6.57%, 08/07/24	80,081	83,178

Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(c)	20,000	21,880

Series 2005-C22, Class A3, Variable Rate Pass Through Ctfs., 5.47%, 12/15/44(c)	400,000	410,398

WaMu Mortgage Trust, Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.72%, 08/25/33(c)	131,638	132,378

Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.88%, 09/25/34(c)	676,480	688,532

Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.74%, 12/25/34(c)	139,828	132,884

Total Asset-Backed Securities (Cost $11,132,958)		11,447,828

U.S. Treasury Securities–6.38%
U.S. Treasury Bills–0.76%
0.16%, 05/19/11(e)(f)	60,000	59,995

0.18%, 05/19/11(e)(f)	240,000	239,978

1.00%, 05/19/11(e)(f)	25,000	24,998

0.19%, 11/17/11(e)(f)	25,000	24,987

		349,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

U.S. Treasury Notes–5.37%
1.25%, 08/31/15	$1,350,000	$1,325,953

4.75%, 08/15/17	1,000,000	1,135,469

		2,461,422

U.S. Treasury Bonds–0.25%
4.25%, 05/15/39	115,000	112,125

Total U.S. Treasury Securities (Cost $2,892,023)		2,923,505

Municipal Obligations–1.25%
Alameda (County of), California Joint Powers Authority (Multiple Capital); Series 2010 A, Taxable Lease Build America & Recovery Zone Economic Development RB, 7.05%, 12/01/44	110,000	111,213

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	170,000	162,326

Kentucky (State of) Asset/Liability Commission; Series 2010, Taxable General Funding RN, 3.17%, 04/01/18	190,000	187,599

New York City (City of) Transitional Finance Authority; Subseries 2011 B-1, Future Tax Secured Taxable Build America RB, 5.57%, 11/01/38	110,000	111,901

Total Municipal Obligations (Cost $580,000)		573,039

U.S. Government Sponsored Mortgage-Backed Securities–0.67%
Federal Home Loan Mortgage Corp. (FHLMC)–0.43%
Floating Rate Pass Through Ctfs., 6.55%, 07/01/36(c)	190,369	200,350

Federal National Mortgage Association (FNMA)–0.24%
Floating Rate Pass Through Ctfs., 2.50%, 11/01/32(c)	103,930	108,713

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $297,470)		309,063

TOTAL INVESTMENTS–101.53% (Cost $45,448,727)		46,533,414

OTHER ASSETS LESS LIABILITIES–(1.53)%		(702,316)

NET ASSETS–100.00%		$45,831,098

Investment Abbreviations:

Ctfs.	– Certificates
Gtd.	– Guaranteed
Jr.	– Junior
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
REMICS	– Real Estate Mortgage Investment Conduits
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2011 was $11,654,262, which represented 25.43% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2011.
(d)	Perpetual bond with no specified maturity date.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 4.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
Portfolio Composition

By industry, based on Net Assets
as of April 30, 2011

Collateralized Mortgage Obligations	25.0%

Diversified Banks	8.9

U.S. Treasury Securities	6.4

Industrial Conglomerates	3.8

Other Diversified Financial Services	3.3

Electric Utilities	3.1

Industries Each Less Than 3% of Total Net Assets	51.0

Other Assets Less Liabilities	(1.5)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco LIBOR Alpha Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Total Investments, at value (Cost $45,448,727)	$46,533,414

Foreign currencies, at value (Cost $482)	554

Receivable for:
Investments sold	145,653

Fund shares sold	133,279

Dividends and interest	398,553

Fund expenses absorbed	49,296

Principal paydowns	3,428

Investment for trustee deferred compensation and retirement plans	10,280

Other assets	13,359

Total assets	47,287,816

Liabilities:
Payable for:
Investments purchased	347,707

Fund shares reacquired	134,142

Amount due custodian	862,550

Variation margin	32,211

Accrued fees to affiliates	27,281

Accrued other operating expenses	40,653

Trustee deferred compensation and retirement plans	12,174

Total liabilities	1,456,718

Net assets applicable to shares outstanding	$45,831,098

Net assets consist of:
Shares of beneficial interest	$49,222,990

Undistributed net investment income	78,561

Undistributed net realized gain (loss)	(4,169,912)

Unrealized appreciation	699,459

$45,831,098

Net Assets:
Class A	$25,187,059

Class C	$15,934,847

Class R	$550,903

Class Y	$4,084,947

Institutional Class	$73,342

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	2,804,994

Class C	1,774,026

Class R	61,349

Class Y	453,706

Institutional Class	8,170

Class A:
Net asset value per share	$8.98

Maximum offering price per share
(Net asset value of $8.98 divided by 97.50%)	$9.21

Class C:
Net asset value and offering price per share	$8.98

Class R:
Net asset value and offering price per share	$8.98

Class Y:
Net asset value and offering price per share	$9.00

Institutional Class:
Net asset value and offering price per share	$8.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco LIBOR Alpha Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Interest	$812,679

Dividends from affiliated money market funds	2,140

Total investment income	814,819

Expenses:
Advisory fees	109,563

Administrative services fees	24,795

Custodian fees	4,514

Distribution fees:

Class A	34,565

Class C	82,346

Class R	1,336

Transfer agent fees — A, C, R and Y	20,197

Transfer agent fees — Institutional	63

Trustees’ and officers’ fees and benefits	8,244

Registration and filing fees	55,577

Other	44,534

Total expenses	385,734

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(165,930)

Net expenses	219,804

Net investment income	595,015

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	176,353

Foreign currencies	(6,182)

Futures contracts	458,840

629,011

Change in net unrealized appreciation (depreciation) of:
Investment securities	(326,514)

Foreign currencies	58

Futures contracts	(352,215)

(678,671)

Net realized and unrealized gain (loss)	(49,660)

Net increase in net assets resulting from operations	$545,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco LIBOR Alpha Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income	$595,015	$1,011,627

Net realized gain (loss)	629,011	(1,076,013)

Change in net unrealized appreciation (depreciation)	(678,671)	1,412,424

Net increase in net assets resulting from operations	545,355	1,348,038

Distributions to shareholders from net investment income:
Class A	(342,145)	(601,107)

Class C	(184,316)	(272,685)

Class R	(5,872)	(3,296)

Class Y	(51,372)	(78,337)

Institutional Class	(1,742)	(2,373)

Total distributions from net investment income	(585,447)	(957,798)

Share transactions–net:
Class A	(4,091,669)	7,067,777

Class C	(1,489,911)	10,252,446

Class R	21,981	490,757

Class Y	1,010,654	(16,491)

Institutional Class	(96,706)	142,407

Net increase (decrease) in net assets resulting from share transactions	(4,645,651)	17,936,896

Net increase (decrease) in net assets	(4,685,743)	18,327,136

Net assets:
Beginning of period	50,516,841	32,189,705

End of period (includes undistributed net investment income of $78,561 and $68,993, respectively)	$45,831,098	$50,516,841

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco LIBOR Alpha Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide total return, comprised of current income and capital appreciation.
  The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C, Class R, Class Y and Institutional Class shares are sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity

13        Invesco LIBOR Alpha Fund

are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

14        Invesco LIBOR Alpha Fund

D.	Distributions — Distributions from income are generally declared and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or

15        Invesco LIBOR Alpha Fund

losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $1 billion	0.45%

Next $4 billion	0.425%

Over $5 billion	0.40%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Institutional Class shares to 0.85%, 1.10% (after distribution fee waivers), 1.10%, 0.60% and 0.60% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

16        Invesco LIBOR Alpha Fund

  For the six months ended April 30, 2011, the Adviser waived advisory fees $104,496 and reimbursed class level expenses of $11,472, $6,833, $222, $1,623 and $63 of Class A, Class C, Class R, Class Y and Institutional Class shares, respectively.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended April 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. IDI has contractually agreed to waive 0.50% of Rule 12b-1 plan fees on Class C shares through at least June 30, 2011. 12b-1 fees before fee waivers under this agreement are shown as distribution fees in the Statement of Operations. Fees incurred after fee waivers for Class C shares were $41,173.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $0 in front-end sales commissions from the sale of Class A shares and $2,440 and $767 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

17        Invesco LIBOR Alpha Fund

  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

U.S. Treasury Securities	$—	$2,923,505	$—	$2,923,505

U.S. Government Sponsored Securities	—	309,063	—	309,063

Corporate Debt Securities	—	31,077,204	—	31,077,204

Asset-Backed Securities	—	11,447,828	—	11,447,828

Municipal Obligations	—	573,039	—	573,039

Foreign Government Debt Securities	—	202,775	—	202,775

	$—	$46,533,414	$—	$46,533,414

Futures*	(385,300)	—	—	(385,300)

Total Investments	$(385,300)	$46,533,414	$—	$46,148,114

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Instruments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2011:

	Notional Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$—	$(385,300)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended April 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain
Interest rate risk	$458,840

Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(352,215)

Total	$106,625

*	The average notional value of futures outstanding during the period was $28,169,801.

Open Futures Contracts at Period-End
				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 2 Year Notes	50	June 2011/Short	$(10,956,250)	$(42,295)

U.S. Treasury 5 Year Notes	53	June 2011/Short	(6,278,844)	(93,692)

U.S. Treasury 10 Year Notes	80	June 2011/Short	(9,691,250)	(174,932)

U.S. Treasury Long Bonds	15	June 2011/Short	(1,835,625)	(34,134)

U.S. Treasury Ultra Bonds	13	June 2011/Short	(1,636,375)	(40,247)

Total			$(30,398,344)	$(385,300)

18        Invesco LIBOR Alpha Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $48.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $829 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2014	$358,142

October 31, 2016	1,820,418

October 31, 2017	1,585,660

October 31, 2018	1,054,282

Total capital loss carryforward	$4,818,502

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $18,733,709 and $18,344,383, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,229,477

Aggregate unrealized (depreciation) of investment securities	(144,790)

Net unrealized appreciation of investment securities	$1,084,687

Investments have the same cost for tax and financial statement purposes.

19        Invesco LIBOR Alpha Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	540,652	$4,852,567	3,479,197	$31,150,396

Class C	611,159	5,485,461	2,064,085	18,491,823

Class R	1,806	16,221	56,556	506,260

Class Y	282,145	2,541,056	491,928	4,425,082

Institutional Class	448	4,000	17,302	154,559

Issued as reinvestment of dividends:
Class A	31,955	286,188	58,605	523,750

Class C	14,859	133,045	25,600	228,867

Class R	643	5,760	368	3,296

Class Y	4,026	36,154	4,833	43,271

Institutional Class	161	1,445	213	1,904

Reacquired:
Class A	(1,027,956)	(9,230,424)	(2,751,128)	(24,606,369)

Class C	(792,320)	(7,108,417)	(945,804)	(8,468,244)

Class R	—	—	(2,086)	(18,799)

Class Y	(173,914)	(1,566,556)	(500,508)	(4,484,844)

Institutional Class	(11,350)	(102,151)	(1,567)	(14,056)

Net increase (decrease) in share activity	(517,686)	$(4,645,651)	1,997,594	$17,936,896

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, less than 1% of the outstanding shares of the Fund are owned by Invesco or an investment adviser under common control with Invesco.

20        Invesco LIBOR Alpha Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses) on						to average		to average net		Ratio of net
	Net Asset		securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	Investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/11	$8.99	$0.11	$(0.01)	$0.10	$(0.11)	$8.98	1.11%	$25,187	0.84	%(d)	1.35	%(d)	2.51	%(d)	40%
Year ended 10/31/10	8.88	0.22	0.11	0.33	(0.22)	8.99	3.73	29,299	0.82		1.36		2.45		95
Year ended 10/31/09	8.41	0.33	0.50	0.83	(0.36)	8.88	10.32	21,976	0.83		2.07		3.90		153
Year ended 10/31/08	9.86	0.49	(1.25)	(0.76)	(0.69)	8.41	(8.13)	10,680	0.90		1.63		5.23		116
Year ended 10/31/07	9.91	0.48	(0.04)	0.44	(0.49)	9.86	4.52	27,579	0.85		1.36		4.85		218
Year ended 10/31/06(e)	10.00	0.26	(0.08)	0.18	(0.27)	9.91	1.82	32,980	0.87	(f)	1.66	(f)	4.49	(f)	134

Class C
Six months ended 04/30/11	8.99	0.10	(0.01)	0.09	(0.10)	8.98	0.99	15,935	1.09	(d)	2.10	(d)	2.26	(d)	40
Year ended 10/31/10	8.89	0.20	0.10	0.30	(0.20)	8.99	3.36	17,443	1.07		2.11		2.20		95
Year ended 10/31/09	8.41	0.31	0.51	0.82	(0.34)	8.89	10.17	7,078	1.08		2.82		3.65		153
Year ended 10/31/08	9.86	0.46	(1.25)	(0.79)	(0.66)	8.41	(8.36)	6,588	1.15		2.38		4.98		116
Year ended 10/31/07	9.91	0.46	(0.04)	0.42	(0.47)	9.86	4.27	16,147	1.10		2.11		4.60		218
Year ended 10/31/06(e)	10.00	0.25	(0.09)	0.16	(0.25)	9.91	1.67	17,653	1.12	(f)	2.41	(f)	4.24	(f)	134

Class R
Six months ended 04/30/11	8.99	0.10	(0.01)	0.09	(0.10)	8.98	0.99	551	1.09	(d)	1.60	(d)	2.26	(d)	40
Year ended 10/31/10	8.88	0.20	0.11	0.31	(0.20)	8.99	3.47	529	1.07		1.61		2.20		95
Year ended 10/31/09	8.41	0.31	0.50	0.81	(0.34)	8.88	10.05	36	1.08		2.32		3.65		153
Year ended 10/31/08	9.86	0.46	(1.25)	(0.79)	(0.66)	8.41	(8.36)	20	1.15		1.88		4.98		116
Year ended 10/31/07	9.91	0.46	(0.04)	0.42	(0.47)	9.86	4.26	20	1.10		1.61		4.60		218
Year ended 10/31/06(e)	10.00	0.25	(0.09)	0.16	(0.25)	9.91	1.67	771	1.12	(f)	1.91	(f)	4.24	(f)	134

Class Y
Six months ended 04/30/11	9.01	0.12	(0.01)	0.11	(0.12)	9.00	1.24	4,085	0.59	(d)	1.10	(d)	2.76	(d)	40
Year ended 10/31/10	8.90	0.24	0.11	0.35	(0.24)	9.01	3.99	3,076	0.57		1.11		2.70		95
Year ended 10/31/09	8.41	0.36	0.52	0.88	(0.39)	8.90	10.85	3,074	0.58		1.82		4.15		153
Year ended 10/31/08(e)	8.69	0.04	(0.27)	(0.23)	(0.05)	8.41	(2.68)	317	0.66	(f)	2.24	(f)	5.47	(f)	116

Institutional Class
Six months ended 04/30/11	8.99	0.12	(0.01)	0.11	(0.12)	8.98	1.24	73	0.59	(d)	1.12	(d)	2.76	(d)	40
Year ended 10/31/10	8.88	0.24	0.11	0.35	(0.24)	8.99	3.99	170	0.57		1.05		2.70		95
Year ended 10/31/09	8.41	0.35	0.51	0.86	(0.39)	8.88	10.60	26	0.58		1.72		4.15		153
Year ended 10/31/08	9.86	0.51	(1.26)	(0.75)	(0.70)	8.41	(7.90)	10	0.65		1.30		5.48		116
Year ended 10/31/07	9.91	0.51	(0.04)	0.47	(0.52)	9.86	4.79	62	0.60		1.02		5.10		218
Year ended 10/31/06(e)	10.00	0.28	(0.09)	0.19	(0.28)	9.91	1.97	813	0.61	(f)	1.34	(f)	4.75	(f)	134

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $27,881, $16,606, $539, $3,944 and $128 for Class A, Class C, Class R, Class Y and Institutional Class shares, respectively
(e)	Commencement date of October 3, 2008 for Class Y shares. Commencement date of March 31, 2006 for Class A, Class C, Class R and Institutional Class shares, respectively.
(f)	Annualized.

NOTE 12—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Short Term Bond Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on June 6, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.

21        Invesco LIBOR Alpha Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,011.10	$4.19	$1,020.63	$4.21	0.84%

C	1,000.00	1,009.90	5.43	1,019.39	5.46	1.09

R	1,000.00	1,009.90	5.43	1,019.39	5.46	1.09

Y	1,000.00	1,012.40	2.94	1,021.87	2.96	0.59

Institutional	1,000.00	1,012.40	2.94	1,021.87	2.96	0.59

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

22        Invesco LIBOR Alpha Fund

Proxy Results

A Joint Special Meeting (“Meeting”) of Shareholders of Invesco LIBOR Alpha Fund (the “Target Fund”) was held on Thursday, April 14, 2011. The Meeting was held for the following purpose:

			Votes		Broker
		Votes For	Against	Abstentions	Non-Votes

(1)	To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Short Term Bond Fund (the “Acquiring Fund”), a series of AIM Investment Securities Funds (Invesco Investment Securities Funds), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.	1,886,213	61,406	63,748	-0-

23        Invesco LIBOR Alpha Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
LAL-SAR-1      Invesco Distributors, Inc.

Invesco Small Companies Fund
Semiannual Report to Shareholders ■ April 30, 2011
Nasdaq:
A: ATIAX ■ B: ATIBX ■ C: ATICX ■ R: ATIRX ■ Y: ATIYX ■ Institutional: ATIIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	27.94%

Class B Shares	27.47

Class C Shares	27.51

Class R Shares	27.80

Class Y Shares	28.11

Institutional Class Shares	28.17

S&P 500 Index▼ (Broad Market Index)	16.35

Russell 2000 Index▼ (Style-Specific Index)	23.73

Lipper Small-Cap Core Funds Index▼ (Peer Group Index)	22.82

▼ Lipper Inc.
The S&P 500 Index® is an unmanaged index considered representative of the U.S. stock market.
     The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Small Companies Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable sales charges

Class A Shares

Inception (11/4/03)		11.24%

5	Years	7.18

1	Year	21.96

Class B Shares

Inception (11/4/03)		11.29%

5	Years	7.29

1	Year	23.08

Class C Shares

Inception (11/4/03)		11.28%

5	Years	7.59

1	Year	27.03

Class R Shares

Inception		11.84%

5	Years	8.14

1	Year	28.72

Class Y Shares

Inception		12.17%

5	Years	8.52

1	Year	29.36

Institutional Class Shares

Inception		12.58%

5	Years	8.91

1	Year	29.57
Class R shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (11/4/03)		10.79%

5	Years	6.50

1	Year	20.31

Class B Shares

Inception (11/4/03)		10.85%

5	Years	6.62

1	Year	21.34

Class C Shares

Inception (11/4/03)		10.83%

5	Years	6.91

1	Year	25.38

Class R Shares

Inception		11.39%

5	Years	7.45

1	Year	26.96

Class Y Shares

Inception		11.73%

5	Years	7.85

1	Year	27.65

Institutional Class Shares

Inception		12.12%

5	Years	8.22

1	Year	27.79
Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.33%, 2.08%, 2.08%, 1.58%, 1.08% and 0.88%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Small Companies Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Small Companies Fund

Schedule of Investments(a)

April 30, 2011
(Unaudited)

	Shares		Value

Common Stocks & Other Equity Interests–76.16%
Advertising–1.94%
Arbitron Inc.		322,819	$12,486,639

Aluminum–0.06%
Cymat Technologies Ltd. (Canada)(b)		2,497,500	409,253

Apparel Retail–0.85%
Collective Brands, Inc.(b)		259,600	5,451,600

Apparel, Accessories & Luxury Goods–0.29%
Hampshire Group, Ltd.(b)(c)		592,824	1,891,109

Automotive Retail–2.02%
Lithia Motors, Inc.–Class A		714,364	12,994,281

Biotechnology–3.09%
Talecris Biotherapeutics Holdings Corp.(b)		713,100	19,909,752

Commodity Chemicals–2.50%
Chemtrade Logistics Income Fund (Canada)		1,060,276	16,107,586

Computer Storage & Peripherals–4.60%
Synaptics Inc.(b)		1,041,600	29,602,272

Data Processing & Outsourced Services–5.54%
Alliance Data Systems Corp.(b)		375,500	35,672,500

Electric Utilities–4.51%
Generac Holdings, Inc.(b)		1,394,958	29,043,025

Electronic Manufacturing Services–6.42%
Smart Modular Technologies (WWH), Inc.(b)(c)		4,525,647	41,364,414

Health Care Equipment–6.91%
Kinetic Concepts, Inc.(b)		754,400	44,532,232

Health Care Supplies–6.56%
Alere, Inc.(b)		765,900	28,445,526

Cooper Cos., Inc. (The)		184,124	13,790,888

			42,236,414

Home Furnishings–2.02%
Tempur-Pedic International Inc.(b)		207,275	13,012,724

Internet Retail–1.77%
Nutrisystem, Inc.		760,200	11,433,408

IT Consulting & Other Services–0.04%
NCI, Inc.–Class A(b)		11,467	282,203

Leisure Products–2.52%
MEGA Brands Inc. (Canada)(b)(c)		23,101,852	13,432,729

MEGA Brands Inc.–Wts. Expiring 03/30/15 (Canada)(b)		12,488,000	2,772,471

			16,205,200

Oil & Gas Exploration & Production–0.00%
Brompton Corp. (Canada)(b)		69,374	0

Publishing–4.46%
John Wiley & Sons, Inc.–Class A		563,458	28,696,916

Real Estate Services–5.37%
FirstService Corp. (Canada)(b)		901,100	34,561,696

Semiconductors–8.23%
Advanced Analogic Technologies, Inc.(b)(c)		2,454,000	10,454,040

International Rectifier Corp.(b)		1,231,321	42,554,454

			53,008,494

Technology Distributors–4.72%
Brightpoint, Inc.(b)		3,001,696	30,377,163

Trucking–1.74%
Con-way Inc.		288,162	11,215,265

Total Common Stocks & Other Equity Interests (Cost $399,970,409)			490,494,146

	Principal
	Amount
Non-U.S. Dollar Denominated Bonds & Notes–1.08%
Canada–1.08%
MEGA Brands Inc. (Canada)–Class A, Sr. Sec. Gtd. Deb., 10.00%, 03/31/15 (Cost $6,082,213)(d)	CAD	6,244,000	6,983,325

	Shares
Preferred Stock–0.29%
Real Estate Services–0.29%
FirstService Corp. (Canada)–Series 1, 7.00% Pfd. (Cost $1,880,000)(b)		75,200	1,869,472

Money Market Funds–20.53%
Liquid Assets Portfolio–Institutional Class(e)		66,109,373	66,109,373

Premier Portfolio–Institutional Class(e)		66,109,373	66,109,373

Total Money Market Funds (Cost $132,218,746)			132,218,746

TOTAL INVESTMENTS–98.06% (Cost $540,151,368)			631,565,689

OTHER ASSETS LESS LIABILITIES–1.94%			12,480,875

NET ASSETS–100.00%			$644,046,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Small Companies Fund

Investment Abbreviations:

CAD	– Canadian Dollar
Deb.	– Debentures
Gtd.	– Guaranteed
Pfd.	– Preferred
Sec.	– Secured
Sr.	– Senior
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of April 30, 2011 was $67,142,292, which represented 10.43% of the Fund’s Net Assets. See Note 4.
(d)	Foreign denominated security. Principal amount is denominated in currency indicated.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Information Technology	29.5%

Consumer Discretionary	16.9

Health Care	16.6

Financials	5.7

Utilities	4.5

Materials	2.6

Industrials	1.7

Money Market Funds Plus Other Assets Less Liabilities	22.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Small Companies Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $292,607,578)	$432,204,651

Investments in affiliates, at value (Cost $247,543,790)	199,361,038

Total Investments, at value (Cost $540,151,368)	631,565,689

Foreign currencies, at value (Cost $124,633)	125,228

Receivable for:
Investments sold	9,411,282

Fund shares sold	7,966,706

Dividends and interest	328,175

Investment for trustee deferred compensation and retirement plans	18,732

Other assets	38,692

Total assets	649,454,504

Liabilities:
Payable for:
Investments purchased	3,617,134

Fund shares reacquired	1,188,214

Accrued fees to affiliates	466,188

Accrued other operating expenses	83,821

Trustee deferred compensation and retirement plans	52,583

Total liabilities	5,407,940

Net assets applicable to shares outstanding	$644,046,564

Net assets consist of:
Shares of beneficial interest	$620,837,517

Undistributed net investment income (loss)	(2,033,570)

Undistributed net realized gain (loss)	(66,181,504)

Unrealized appreciation	91,424,121

$644,046,564

Net Assets:
Class A	$382,097,349

Class B	$16,748,758

Class C	$115,755,391

Class R	$60,058,674

Class Y	$21,361,637

Institutional Class	$48,024,755

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	19,268,108

Class B	889,077

Class C	6,151,379

Class R	3,074,062

Class Y	1,074,915

Institutional Class	2,367,066

Class A:
Net asset value per share	$19.83

Maximum offering price per share (Net asset value of $19.83 divided by 94.50%)	$20.98

Class B:
Net asset value and offering price per share	$18.84

Class C:
Net asset value and offering price per share	$18.82

Class R:
Net asset value and offering price per share	$19.54

Class Y:
Net asset value and offering price per share	$19.87

Institutional Class:
Net asset value and offering price per share	$20.29

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Small Companies Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $215,271)	$1,409,093

Dividends from affiliates	49,231

Interest	313,483

Total investment income	1,771,807

Expenses:
Advisory fees	1,985,920

Administrative services fees	86,883

Custodian fees	18,507

Distribution fees:
Class A	406,945

Class B	77,487

Class C	505,165

Class R	111,554

Transfer agent fees — A, B, C, R and Y	475,136

Transfer agent fees — Institutional	7,439

Trustees’ and officers’ fees and benefits	14,413

Other	124,319

Total expenses	3,813,768

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(51,400)

Net expenses	3,762,368

Net investment income (loss)	(1,990,561)

Realized and unrealized gain from:
Net realized gain from:
Investment securities	13,952,221

Foreign currencies	31,197

13,983,418

Change in net unrealized appreciation of:
Investment securities	119,509,792

Foreign currencies	6,018

119,515,810

Net realized and unrealized gain	133,499,228

Net increase in net assets resulting from operations	$131,508,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Small Companies Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income (loss)	$(1,990,561)	$(1,312,019)

Net realized gain	13,983,418	13,351,774

Change in net unrealized appreciation	119,515,810	86,592,538

Net increase in net assets resulting from operations	131,508,667	98,632,293

Distributions to shareholders from net investment income:
Class A	—	(130,070)

Class R	—	(3,596)

Class Y	—	(7,454)

Institutional Class	—	(61,833)

Total distributions from net investment income	—	(202,953)

Share transactions–net:
Class A	26,539,376	10,030,208

Class B	(951,189)	(2,326,899)

Class C	4,915,917	4,529,339

Class R	17,114,579	9,331,855

Class Y	5,162,049	3,695,997

Institutional Class	8,934,113	(27,127,108)

Net increase (decrease) in net assets resulting from share transactions	61,714,845	(1,866,608)

Net increase in net assets	193,223,512	96,562,732

Net assets:
Beginning of period	450,823,052	354,260,320

End of period (includes undistributed net investment income (loss) of $(2,033,570) and $(43,009), respectively)	$644,046,564	$450,823,052

Notes to Financial Statements

March 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Companies Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

9        Invesco Small Companies Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more

10        Invesco Small Companies Fund

of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Small Companies Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.745%

Next $250 million	0.73%

Next $500 million	0.715%

Next $1.5 billion	0.70%

Next $2.5 billion	0.685%

Next $2.5 billion	0.67%

Next $2.5 billion	0.655%

Over $10 billion	0.64%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $49,719.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $605.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $39,522 in front-end sales commissions from the sale of Class A shares and $23, $10,899 and $2,747 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

12        Invesco Small Companies Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$624,582,364	$—	$0	$624,582,364

Corporate Debt Securities	—	6,983,325	—	6,983,325

Total Investments	$624,582,364	$6,983,325	$0	$631,565,689

NOTE 4—Investments in Other Affiliates

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended April 30, 2011.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	10/31/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	04/30/11	Income

Advanced Analogic Technologies, Inc.	$9,227,040	$—	$—	$1,227,000	$—	$10,454,040	$—

Chemtrade Logistics Income Fund(a)	20,502,092	—	(7,855,478)	13,855	3,447,117	16,107,586	786,510

Hampshire Group, Ltd.	2,371,296	—	—	(480,187)	—	1,891,109	—

MEGA Brands Inc.	9,945,339	3,569,160	—	(81,770)	—	13,432,729	—

Smart Modular Technologies (WWH) Inc.	33,444,531	—	—	7,919,883	—	41,364,414	—

Total	$75,490,298	$3,569,160	$(7,855,478)	$8,598,781	$3,447,117	$83,249,878	$786,510

(a)	As of April 30, 2011, security no longer considered an affiliate of the Fund.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,076.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $1,217 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

13        Invesco Small Companies Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$76,206,614

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $24,691,446 and $78,431,925, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$146,733,715

Aggregate unrealized (depreciation) of investment securities	(59,277,702)

Net unrealized appreciation of investment securities	$87,456,013

Cost of investments for tax purposes is $544,109,676.

14        Invesco Small Companies Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	4,260,526	$76,512,040	9,922,690	$141,822,288

Class B	67,119	1,142,759	178,816	2,465,392

Class C	971,821	16,682,041	1,663,355	22,758,841

Class R	1,542,772	27,385,762	1,465,148	20,768,297

Class Y	565,220	10,651,308	574,086	8,197,298

Institutional Class	766,536	13,757,648	922,043	13,340,963

Issued as reinvestment of dividends:
Class A	—	—	9,074	121,685

Class R	—	—	271	3,596

Class Y	—	—	484	6,482

Institutional Class	—	—	3,226	44,006

Automatic conversion of Class B shares to Class A shares:
Class A	47,371	864,085	100,515	1,441,725

Class B	(49,793)	(864,085)	(105,028)	(1,441,725)

Reacquired:
Class A	(2,833,807)	(50,836,749)	(9,365,748)	(133,355,490)

Class B	(72,390)	(1,229,863)	(245,302)	(3,350,566)

Class C	(686,483)	(11,766,124)	(1,348,488)	(18,229,502)

Class R	(579,415)	(10,271,183)	(812,433)	(11,440,038)

Class Y	(311,349)	(5,489,259)	(313,691)	(4,507,783)

Institutional Class	(263,718)	(4,823,535)	(2,774,641)	(40,512,077)

Net increase (decrease) in share activity	3,424,410	$61,714,845	(125,623)	$(1,866,608)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15        Invesco Small Companies Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on			Distributions					to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends	from net					net assets		assets without		investment
	value,	investment	(both	Total from	from net	realized		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	gains	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	(losses)	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/11	$15.50	$(0.05)	$4.38	$4.33	$—	$—	$—	$19.83	27.94%	$382,097	1.25	%(d)	1.27	%(d)	(0.59	)%(d)	5%
Year ended 10/31/10	12.09	(0.02)	3.44	3.42	(0.01)	—	(0.01)	15.50	28.28	275,777	1.31		1.33		(0.18)		50
Year ended 10/31/09	9.21	0.06	2.94	3.00	—	(0.12)	(0.12)	12.09	33.26	207,084	1.47		1.48		0.69		27
Year ended 10/31/08	16.71	0.03	(6.71)	(6.68)	(0.09)	(0.73)	(0.82)	9.21	(41.70)	188,482	1.37		1.38		0.28		41
Year ended 10/31/07	16.07	0.17	1.64	1.81	—	(1.17)	(1.17)	16.71	12.10	458,286	1.27		1.34		1.06		44
Year ended 10/31/06	13.67	(0.01)	2.65	2.64	—	(0.24)	(0.24)	16.07	19.55	193,127	1.41		1.52		(0.06)		47

Class B
Six months ended 04/30/11	14.78	(0.11)	4.17	4.06	—	—	—	18.84	27.47	16,749	2.00	(d)	2.02	(d)	(1.34	)(d)	5
Year ended 10/31/10	11.61	(0.13)	3.30	3.17	—	—	—	14.78	27.30	13,952	2.06		2.08		(0.93)		50
Year ended 10/31/09	8.92	(0.00)	2.81	2.81	—	(0.12)	(0.12)	11.61	32.20	12,951	2.22		2.23		(0.06)		27
Year ended 10/31/08	16.24	(0.06)	(6.52)	(6.58)	(0.01)	(0.73)	(0.74)	8.92	(42.12)	12,304	2.12		2.13		(0.47)		41
Year ended 10/31/07	15.75	0.05	1.61	1.66	—	(1.17)	(1.17)	16.24	11.35	31,025	2.02		2.09		0.31		44
Year ended 10/31/06	13.50	(0.12)	2.61	2.49	—	(0.24)	(0.24)	15.75	18.67	21,066	2.16		2.27		(0.81)		47

Class C
Six months ended 04/30/11	14.76	(0.11)	4.17	4.06	—	—	—	18.82	27.51	115,755	2.00	(d)	2.02	(d)	(1.34	)(d)	5
Year ended 10/31/10	11.60	(0.13)	3.29	3.16	—	—	—	14.76	27.24	86,591	2.06		2.08		(0.93)		50
Year ended 10/31/09	8.91	(0.00)	2.81	2.81	—	(0.12)	(0.12)	11.60	32.23	64,368	2.22		2.23		(0.06)		27
Year ended 10/31/08	16.22	(0.06)	(6.51)	(6.57)	(0.01)	(0.73)	(0.74)	8.91	(42.12)	59,806	2.12		2.13		(0.47)		41
Year ended 10/31/07	15.74	0.05	1.60	1.65	—	(1.17)	(1.17)	16.22	11.28	116,625	2.02		2.09		0.31		44
Year ended 10/31/06	13.50	(0.12)	2.60	2.48	—	(0.24)	(0.24)	15.74	18.60	42,640	2.16		2.27		(0.81)		47

Class R
Six months ended 04/30/11	15.29	(0.07)	4.32	4.25	—	—	—	19.54	27.80	60,059	1.50	(d)	1.52	(d)	(0.84	)(d)	5
Year ended 10/31/10	11.95	(0.06)	3.40	3.34	(0.00)	—	(0.00)	15.29	27.97	32,270	1.56		1.58		(0.43)		50
Year ended 10/31/09	9.13	0.04	2.90	2.94	—	(0.12)	(0.12)	11.95	32.89	17,423	1.72		1.73		0.44		27
Year ended 10/31/08	16.58	0.01	(6.66)	(6.65)	(0.07)	(0.73)	(0.80)	9.13	(41.82)	13,541	1.62		1.63		0.03		41
Year ended 10/31/07	15.98	0.13	1.64	1.77	—	(1.17)	(1.17)	16.58	11.90	10,073	1.52		1.59		0.81		44
Year ended 10/31/06	13.64	(0.05)	2.63	2.58	—	(0.24)	(0.24)	15.98	19.15	2,759	1.66		1.77		(0.31)		47

Class Y
Six months ended 04/30/11	15.51	(0.03)	4.39	4.36	—	—	—	19.87	28.11	21,362	1.00	(d)	1.02	(d)	(0.34	)(d)	5
Year ended 10/31/10	12.07	0.01	3.44	3.45	(0.01)	—	(0.01)	15.51	28.62	12,735	1.06		1.08		0.07		50
Year ended 10/31/09	9.21	0.10	2.91	3.01	(0.03)	(0.12)	(0.15)	12.07	33.49	6,763	1.22		1.23		0.94		27
Year ended 10/31/08(e)	10.58	0.00	(1.37)	(1.37)	—	—	—	9.21	(12.95)	511	1.17	(f)	1.17	(f)	0.48	(f)	41

Institutional Class
Six months ended 04/30/11	15.82	(0.02)	4.49	4.47	—	—	—	20.29	28.26	48,025	0.84	(d)	0.86	(d)	(0.18	)(d)	5
Year ended 10/31/10	12.30	0.04	3.50	3.54	(0.02)	—	(0.02)	15.82	28.79	29,499	0.86		0.88		0.27		50
Year ended 10/31/09	9.39	0.11	2.99	3.10	(0.07)	(0.12)	(0.19)	12.30	34.05	45,672	0.94		0.95		1.22		27
Year ended 10/31/08	17.00	0.10	(6.84)	(6.74)	(0.14)	(0.73)	(0.87)	9.39	(41.45)	147,944	0.90		0.91		0.75		41
Year ended 10/31/07	16.26	0.25	1.66	1.91	—	(1.17)	(1.17)	17.00	12.60	169,019	0.86		0.93		1.47		44
Year ended 10/31/06	13.76	0.06	2.68	2.74	—	(0.24)	(0.24)	16.26	20.16	29,481	0.91		1.01		0.44		47

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $328,254, $15,626, $101,870, $44,992, $13,904 and $39,726 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008.
(f)	Annualized.

16        Invesco Small Companies Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,279.40	$7.06	$1,018.60	$6.26	1.25%

B	1,000.00	1,274.70	11.28	1,014.88	9.99	2.00

C	1,000.00	1,275.10	11.28	1,014.88	9.99	2.00

R	1,000.00	1,278.00	8.47	1,017.36	7.50	1.50

Y	1,000.00	1,281.10	5.66	1,019.84	5.01	1.00

Institutional	1,000.00	1,281.70	4.75	1,020.63	4.21	0.84

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Small Companies Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SCO-SAR-1     Invesco Distributors, Inc.

Invesco Pacific Growth Fund
Semiannual Report to Shareholders ■ April 30, 2011
Nasdaq:
A: TGRAX ■ B: TGRBX ■ C: TGRCX ■ R: TGRRX ■ Y: TGRDX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

17	Financial Highlights

18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.29%

Class B Shares	8.95

Class C Shares	8.94

Class R Shares	9.17

Class Y Shares	9.46

MSCI EAFE Index▼ (Broad Market Index)	12.71

MSCI All Country Asia Pacific Index▼ (Former Broad Market Index)	8.93

Custom Pacific Growth Index■ (Style-Specific Index)	8.47

MSCI All Country Asia Pacific ex-Japan Index▼ (Former Style-Specific Index)	11.41

MSCI Japan Index▼ (Former Style-Specific Index)	4.85

Lipper Pacific Region Funds Index▼ (Peer Group Index)	8.12

▼	Lipper Inc.; ■Invesco, Lipper Inc.
During the reporting period, the Fund elected to use the MSCI EAFE Index as its broad market index, rather than the MSCI All Country Asia Pacific Index, because it will better align the Fund’s broad market index with the Fund’s investment processes and restrictions.
     During the reporting period, the Fund elected to use the Custom Pacific Growth Index as its style-specific index, rather than the MSCI All Country Asia Pacific ex-Japan Index and the MSCI Japan Index, because it will better align the Fund’s style-specific index with the Fund’s investment processes and restrictions.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI All Country Asia Pacific Index is an unmanaged index considered representative of Asia Pacific region stock markets.
     The Custom Pacific Growth Index was created by Invesco to serve as a benchmark for Invesco Pacific Growth Fund and is composed of the following indexes: MSCI Japan (50%) and MSCI All Country Asia Pacific ex-Japan (50%).
     The MSCI All Country Asia Pacific ex-Japan Index is an unmanaged index considered representative of Pacific region stock markets, excluding Japan.
     The MSCI Japan Index is an unmanaged index considered representative of stocks of Japan.
     The Lipper Pacific Region Funds Index is an unmanaged index considered representative of Pacific region funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Pacific Growth Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (7/28/97)		1.72%

10	Years	7.44

5	Years	3.21

1	Year	6.89

Class B Shares

Inception (11/30/90)		5.36%

10	Years	7.36

5	Years	3.27

1	Year	7.27

Class C Shares

Inception (7/28/97)		1.41%

10	Years	7.25

5	Years	3.62

1	Year	11.26

Class R Shares

Inception (3/31/08)		1.18%

1	Year	12.85

Class Y Shares

Inception (7/28/97)		2.39%

10	Years	8.31

5	Years	4.68

1	Year	13.43
Effective June 1, 2010, Class A, Class B, Class C, Class R, Class W and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C, Class R, Class A and Class Y shares, respectively, of Invesco Pacific Growth Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Pacific Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (7/28/97)		1.51%

10	Years	7.70

5	Years	3.65

1	Year	3.51

Class B Shares

Inception (11/30/90)		5.23%

10	Years	7.63

5	Years	3.71

1	Year	3.65

Class C Shares

Inception (7/28/97)		1.20%

10	Years	7.51

5	Years	4.06

1	Year	7.64

Class R Shares

Inception (3/31/08)		0.20%

1	Year	9.20

Class Y Shares

Inception (7/28/97)		2.18%

10	Years	8.58

5	Years	5.13

1	Year	9.79
distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R and Class Y shares was 1.74%, 2.49%, 2.49%, 1.99% and 1.49%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R and Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3 Invesco Pacific Growth Fund

Letters to Shareholders

    Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

    Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Pacific Growth Fund

Schedule of Investments

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.41%
Australia–15.49%
Adelaide Brighton Ltd.	108,067	$375,203

Ansell Ltd.	27,528	420,546

Australia & New Zealand Banking Group Ltd.	62,731	1,668,754

Bendigo and Adelaide Bank Ltd.	45,572	466,802

BHP Billiton Ltd.	63,066	3,188,044

Caltex Australia Ltd.	27,214	424,264

Challenger Ltd.	19,716	104,567

Coal & Allied Industries Ltd.	1,005	123,715

Coca-Cola Amatil Ltd.	41,252	540,889

Commonwealth Bank of Australia	35,008	2,065,713

Crown Ltd.	53,279	493,611

CSL Ltd.	11,004	414,539

Iluka Resources Ltd.	30,509	420,660

Incitec Pivot Ltd.	124,154	514,019

Insurance Australia Group Ltd.	137,849	539,709

National Australia Bank Ltd.	43,935	1,307,371

Newcrest Mining Ltd.	13,036	595,914

Origin Energy Ltd.	48,582	873,387

OZ Minerals Ltd.(a)	228,790	362,822

Qantas Airways Ltd.(a)	183,273	425,338

QBE Insurance Group Ltd.	17,227	354,316

Ramsay Health Care Ltd.	9,779	194,347

Rio Tinto Ltd.	9,648	873,132

Roc Oil Co. Ltd.(a)	155,478	73,708

SMS Management & Technology Ltd.	20,689	143,769

Suncorp Group Ltd.	52,490	478,947

Wesfarmers Ltd.	8,282	302,931

Westpac Banking Corp.	54,279	1,482,061

Woodside Petroleum Ltd.	3,515	181,255

Woolworths Ltd.	26,285	765,166

		20,175,499

China–12.39%
Bank of China Ltd.–Class H	3,777,390	2,091,658

China Construction Bank Corp.–Class H	2,767,840	2,622,406

China National Materials Co. Ltd.–Class H	859,000	848,368

China Petroleum and Chemical Corp. (Sinopec)–Class H	868,000	874,013

China Shenhua Energy Co. Ltd.–Class H	371,500	1,740,012

CNOOC Ltd.	700,000	1,742,785

GOME Electrical Appliances Holdings Ltd.	2,435,160	877,837

Guangzhou Automobile Group Co. Ltd.–Class H	97,675	110,300

Jiangxi Copper Co. Ltd.–Class H	507,000	1,727,200

Kingboard Chemical Holdings Ltd.	158,000	868,333

Tencent Holdings Ltd.	61,300	1,755,066

Weichai Power Co. Ltd.–Class H	128,000	877,361

		16,135,339

Hong Kong–3.32%
China Overseas Land & Investment Ltd.	264,000	510,054

Citic Pacific Ltd.	295,000	884,178

Hong Kong Exchanges & Clearing Ltd.	53,600	1,224,351

Investment Co. of China(a)(b)	100,000	0

Swire Pacific Ltd.–Class A	51,500	786,472

VTech Holdings Ltd.	80,400	917,517

		4,322,572

India–3.10%
Bajaj Auto Ltd.	28,835	963,719

ICICI Bank Ltd.	45,000	1,137,145

Infosys Technologies Ltd.	15,000	984,342

Larsen & Toubro Ltd.	14,053	508,399

Oil and Natural Gas Corp. Ltd.	64,000	447,248

		4,040,853

Indonesia–2.89%
Astra International Tbk PT	181,500	1,193,497

Bank Mandiri Tbk PT	1,973,662	1,655,696

Harum Energy Tbk PT	460,500	516,268

Indosat Tbk PT	632,500	395,174

		3,760,635

Japan–36.01%
Amada Co. Ltd.	98,000	787,620

Astellas Pharma Inc.	29,400	1,122,311

Canon, Inc.	35,800	1,689,072

Casio Computer Co. Ltd.	53,100	422,050

Dai Nippon Printing Co. Ltd.	40,000	479,559

Daicel Chemical Industries Ltd.	117,000	756,272

Daifuku Co. Ltd.	66,500	450,623

Daiichi Sankyo Co. Ltd.	41,100	807,013

Daikin Industries Ltd.	28,800	917,694

Denki Kagaku Kogyo Kabushiki Kaisha	164,000	844,317

East Japan Railway Co.	10,600	592,721

FamilyMart Co. Ltd.	18,800	680,694

Fuji Machine Manufacturing Co. Ltd.	11,600	272,958

FUJIFILM Holdings Corp.	32,900	1,023,947

Fujitsu Ltd.	187,000	1,069,988

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Pacific Growth Fund

	Shares	Value

Japan–(continued)

Furukawa Electric Co. Ltd. (The)	180,000	$716,051

Hitachi Capital Corp.	44,800	640,068

Hitachi High-Technologies Corp.	20,300	427,487

Hitachi Ltd.	191,000	1,040,516

House Foods Corp.	18,800	308,630

Kaneka Corp.	89,000	653,569

Kurita Water Industries Ltd.	21,500	629,990

Kyocera Corp.	12,500	1,379,389

Kyudenko Corp.	31,000	184,207

Lintec Corp.	24,500	719,401

Maeda Road Construction Co. Ltd.	23,000	218,172

Marubeni Corp.	144,000	1,048,649

Minebea Co. Ltd.	106,000	573,541

Mitsubishi Chemical Holdings Corp.	118,000	802,030

Mitsubishi Corp.	67,100	1,812,168

Mitsubishi Heavy Industries Ltd.	283,000	1,352,633

Mitsui Mining & Smelting Co. Ltd.	205,000	734,957

Mitsumi Electric Co. Ltd.	32,200	413,413

Nagase & Co. Ltd.	29,600	375,097

NEC Corp.	187,000	393,715

Nifco Inc.	23,300	593,172

Nintendo Co., Ltd.	4,100	977,206

Nippon Meat Packers Inc.	30,000	415,616

Nippon Sheet Glass Co. Ltd.	178,000	525,140

Nippon Steel Corp.	73,000	228,394

Nippon Telegraph & Telephone Corp.	14,800	685,966

Nissan Motor Co., Ltd.	139,000	1,339,238

Nissha Printing Co. Ltd.	8,200	167,419

Nisshinbo Holdings Inc.	39,000	386,264

Obayashi Corp.	135,000	567,283

Ono Pharmaceutical Co. Ltd.	17,900	909,351

Panasonic Corp.	84,900	1,050,177

Ricoh Co. Ltd.	72,000	795,403

Rohm Co. Ltd.	10,300	623,152

Ryosan Co. Ltd.	12,600	292,111

Sanki Engineering Co. Ltd.	31,000	185,457

Sanwa Holdings Corp.	124,000	403,405

Sekisui Chemical Co. Ltd.	102,000	851,479

Sekisui House Ltd.	62,000	599,082

Shin-Etsu Polymer Co. Ltd.	52,900	287,389

Sony Corp.	30,600	867,701

Suzuki Motor Corp.	39,200	933,624

TDK Corp.	15,600	805,783

Teijin Ltd.	154,000	739,443

Toho Co. Ltd.	12,400	187,489

Toshiba Corp.	249,000	1,329,090

Toyo Ink Manufacturing Co. Ltd.	88,000	446,335

Toyoda Gosei Co. Ltd.	17,200	377,673

Toyota Motor Corp.	34,700	1,381,158

Tsubakimoto Chain Co.	90,000	478,422

Yamaha Corp.	40,700	509,821

Yamaha Motor Co. Ltd.(a)	32,000	613,188

		46,892,953

Malaysia–0.97%
Axiata Group Berhad(a)	264,200	437,805

Gamuda Berhad	192,000	242,513

IJM Corp Berhad	160,000	335,022

RHB Capital Berhad	83,300	249,541

		1,264,881

Singapore–1.62%
Keppel Corp. Ltd.	85,500	833,436

Overseas Union Enterprise Ltd.	184,000	461,503

SembCorp Industries Ltd.	185,000	816,176

		2,111,115

South Korea–6.12%
Cheil Industries Inc.	8,465	935,372

Hyundai Heavy Industries Co. Ltd.	2,012	1,007,229

Hyundai Mobis	3,532	1,187,790

Hyundai Motor Co.	5,784	1,339,710

LG Chem Ltd.	2,024	1,001,111

Mando Corp.	6,447	1,134,212

S-Oil Corp.	5,500	826,476

Samsung Electronics Co., Ltd.	649	542,689

		7,974,589

Taiwan–5.69%
Cheng Shin Rubber Industry Co., Ltd.	298,000	754,245

China Petrochemical Development Corp.(a)	511,000	639,486

Chipbond Technology Corp.(a)	578,000	879,902

Chroma ATE Inc.	209,000	693,966

Formosa Plastics Corp.	243,000	995,571

Foxconn Technology Co. Ltd.	223,000	1,071,015

Fubon Financial Holding Co. Ltd.	441,000	647,419

Taiwan Semiconductor Manufacturing Co. Ltd.	500,143	1,286,985

Unimicron Technology Corp.	262,000	435,555

		7,404,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Pacific Growth Fund

	Shares	Value

Thailand–1.81%
Bangkok Life Assurance PCL	176,000	$210,992

Home Product Center Public Co. Ltd.–NVDR	1,842,966	532,201

Kasikornbank PCL–NVDR	378,400	1,607,247

		2,350,440

Total Common Stocks & Other Equity Interests (Cost $101,392,515)		116,433,020

Investment Company–0.81%
iShares MSCI Index Fund (Asia excluding Japan) (Cost $1,013,950)	16,300	1,056,893

Money Market Funds–0.18%
Liquid Assets Portfolio–Institutional Class(c)	116,308	116,308

Premier Portfolio–Institutional Class(c)	116,308	116,308

Total Money Market Funds (Cost $232,616)		232,616

TOTAL INVESTMENTS–90.40% (Cost $102,639,081)		117,722,529

OTHER ASSETS LESS LIABILITIES–9.60%		12,502,552

NET ASSETS–100.00%		$130,225,081

Investment Abbreviations:

NVDR	– Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2011 represented less than 0.01% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Financials	16.8%

Information Technology	16.8

Industrials	15.0

Consumer Discretionary	14.7

Materials	13.7

Energy	6.0

Health Care	3.0

Consumer Staples	2.3

Telecommunication Services	1.9

Money Market Funds Plus Other Assets Less Liabilities	9.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Pacific Growth Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $102,406,465)	$117,489,913

Investments in affiliated money market funds, at value and cost	232,616

Total investments, at value (Cost $102,639,081)	117,722,529

Foreign currencies, at value (Cost $1,511,681)	1,526,243

Receivable for:
Investments sold	20,005,724

Fund shares sold	41,761

Dividends	800,099

Investment for trustee deferred compensation and retirement plans	2,405

Other assets	31,024

Total assets	140,129,785

Liabilities:
Payable for:
Investments purchased	9,414,637

Fund shares reacquired	168,917

Accrued fees to affiliates	105,803

Accrued other operating expenses	153,801

Trustee deferred compensation and retirement plans	61,546

Total liabilities	9,904,704

Net assets applicable to shares outstanding	$130,225,081

Net assets consist of:
Shares of beneficial interest	$136,669,857

Undistributed net investment income (loss)	(416,034)

Undistributed net realized gain (loss)	(21,191,321)

Unrealized appreciation	15,162,579

$130,225,081

Net Assets:
Class A	$106,400,054

Class B	$7,676,058

Class C	$6,419,996

Class R	$90,364

Class Y	$9,638,609

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	4,417,864

Class B	336,529

Class C	281,190

Class R	3,765

Class Y	394,365

Class A:
Net asset value per share	$24.08

Maximum offering price per share (Net asset value of $24.08 divided by 94.50%)	$25.48

Class B:
Net asset value and offering price per share	$22.81

Class C:
Net asset value and offering price per share	$22.83

Class R:
Net asset value and offering price per share	$24.00

Class Y:
Net asset value and offering price per share	$24.44

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Pacific Growth Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $65,570)	$1,181,174

Dividends from affiliated money market funds	451

Total investment income	1,181,625

Expenses:
Advisory fees	561,789

Administrative services fees	24,795

Custodian fees	36,292

Distribution fees:
Class A	131,631

Class B	40,346

Class C	30,879

Class R	133

Transfer agent fees	108,367

Trustees’ and officers’ fees and benefits	6,356

Reports to shareholders	69,331

Other	85,899

Total expenses	1,095,818

Less: fees waived and expense offset arrangement(s)	(656)

Net expenses	1,095,162

Net investment income	86,463

Realized and unrealized gain from:
Net realized gain from:
Investment securities (net of foreign taxes of $12,606)	9,076,329

Foreign currencies	136,979

9,213,308

Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $22,869)	2,221,622

Foreign currencies	68,982

2,290,604

Net realized and unrealized gain	11,503,912

Net increase in net assets resulting from operations	$11,590,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Pacific Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income	$86,463	$297,292

Net realized gain	9,213,308	12,743,735

Change in net unrealized appreciation	2,290,604	3,929,661

Net increase in net assets resulting from operations	11,590,375	16,970,688

Distributions to shareholders from net investment income:
Class A	(904,495)	(265,258)

Class B	(13,561)	—

Class C	(9,939)	—

Class R	(249)	(43)

Class Y	(108,260)	(8,390)

Total distributions from net investment income	(1,036,504)	(273,691)

Share transactions–net:
Class A	(7,612,960)	(15,783,002)

Class B	(1,276,198)	(4,085,157)

Class C	(42,579)	(409,733)

Class R	48,844	(58,712)

Class Y	(694,160)	8,116,610

Net increase (decrease) in net assets resulting from share transactions	(9,577,053)	(12,219,994)

Net increase in net assets	976,818	4,477,003

Net assets:
Beginning of period	129,248,263	124,771,260

End of period (includes undistributed net investment income (loss) of $(416,034) and $534,007, respectively)	$130,225,081	$129,248,263

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Pacific Growth Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Pacific Growth Fund Inc. (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A and Class W shares received Class A shares of the Fund; holders of the Acquired Fund’s Class B, Class C and Class R shares received the corresponding class of shares of the Fund; and holders of the Acquired Fund’s Class I shares received Class Y shares of the Fund. Information for the Acquired Fund’s Class W and Class I shares prior to the Reorganization is included with Class A and Class Y shares, respectively, throughout this report.
  The Fund’s investment objective is to maximize the capital appreciation of its investments.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class R and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”).

10        Invesco Pacific Growth Fund

Class C shares are sold with a CDSC. Class R and Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

11        Invesco Pacific Growth Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

12        Invesco Pacific Growth Fund

L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $1 billion	0.87%

Next $1 billion	0.82%

Over $2 billion	0.77%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Class Y shares to 1.88%, 2.63%, 2.63%, 2.13% and 1.63%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $554.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates; (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; (3) Class C — up to 1.00% of the average daily net assets of Class C shares and (4) Class R — up to 0.50% of the average daily net assets of Class R shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.
  For the six months ended April 30, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $2,533 in front-end sales commissions from the sale of Class A shares and $0, $1,131 and $183 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

13        Invesco Pacific Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$2,320,542	$17,854,957	$—	$20,175,499

China	984,313	15,151,026	—	16,135,339

Hong Kong	786,472	3,536,100	0	4,322,572

India	—	4,040,853	—	4,040,853

Indonesia	911,442	2,849,193	—	3,760,635

Japan	1,948,439	44,944,514	—	46,892,953

Malaysia	1,264,881	—	—	1,264,881

Singapore	1,277,679	833,436	—	2,111,115

South Korea	1,001,111	6,973,478	—	7,974,589

Taiwan	1,642,990	5,761,154	—	7,404,144

Thailand	210,992	2,139,448	—	2,350,440

United States	1,289,509	—	—	1,289,509

	$13,638,370	$104,084,159	$0	$117,722,529

NOTE 4—Expense Offset Arrangement

The expense offset arrangements are comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2011 the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $102.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $902 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian

14        Invesco Pacific Growth Fund

bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund utilized $12,164,979 of capital loss carryforward in the fiscal year ending October 31, 2010.
  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2011	$11,251,083

October 31, 2017	15,794,651

Total capital loss carryforward	$27,045,734

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $56,643,854 and $79,086,849, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$16,984,665

Aggregate unrealized (depreciation) of investment securities	(5,692,909)

Net unrealized appreciation of investment securities	$11,291,756

Cost of investments for tax purposes is $106,430,773.

15        Invesco Pacific Growth Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	78,293	$1,809,639	354,460	$7,252,727

Class B	3,463	75,513	36,404	719,378

Class C	18,677	416,607	34,476	668,145

Class R	2,087	48,699	938	19,054

Class Yˆ	48,634	1,152,100	421,980	8,726,968

Issued as reinvestment of dividends:
Class A	38,181	871,290	12,782	258,580

Class B	602	13,057	—	—

Class C	449	9,751	—	—

Class R	6	145	—	—

Class Yˆ	4,635	107,272	393	8,050

Automatic conversion of Class B shares to Class A shares:
Class A	32,696	760,051	36,335	742,949

Class B	(34,499)	(760,051)	(38,391)	(742,949)

Reacquired:(b)
Class A	(477,643)	(11,053,940)	(1,159,369)	(24,037,258)

Class B	(27,836)	(604,717)	(210,160)	(4,061,586)

Class C	(21,471)	(468,937)	(56,191)	(1,077,878)

Class R	—	—	(3,597)	(77,766)

Class Yˆ	(82,254)	(1,953,532)	(30,210)	(618,408)

Net increase (decrease) in share activity	(415,980)	$(9,577,053)	(600,150)	$(12,219,994)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, less than 1% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Net of redemption fees of $697, which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2011.
ˆ	On June 1, 2010 the Fund’s former Class I shares were reorganized into Class Y shares.

16        Invesco Pacific Growth Fund

NOTE 13—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
										expenses		expenses
			Net gains							to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends					net assets		assets without		investment		Rebate from
	value,	investment	securities (both	Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income (loss)		Morgan
	beginning	income	realized and	investment	investment	value, end		Total	end of period	and/or expenses		and/or expenses		to average		Stanley		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	of period		return(b)	(000s omitted)	absorbed		absorbed		net assets		Affiliate		turnover(c)

Class A
Six months ended 04/30/11	$22.21	$0.02	$2.04	$2.06	$(0.19)	$24.08	(g)	9.29%	$106,400	1.63	%(d)	1.63	%(d)	0.20	%(d)	N/A		44%
Year ended 10/31/10	19.48	0.06	2.72	2.78	(0.05)	22.21		14.29	105,428	1.78	(e)	1.78	(e)	0.31	(e)	0.00	%(f)	76
Year ended 10/31/09	14.61	0.06	4.94	5.00	(0.13)	19.48		34.66	107,103	1.88	(e)	1.88	(e)	0.37	(e)	0.00	(f)	33
Year ended 10/31/08	29.20	0.16	(14.66)	(14.50)	(0.09)	14.61		(49.79)	89,605	1.72	(e)	1.72	(e)	0.67	(e)	0.00	(f)	42
Year ended 10/31/07	19.55	0.02	9.66	9.68	(0.03)	29.20		49.59	193,477	1.67	(e)	1.67	(e)	0.10	(e)	0.00	(f)	50
Year ended 10/31/06	15.51	0.01	4.03	4.04	—	19.55		26.05	135,555	1.77		1.77		0.04		—		41

Class B
Six months ended 04/30/11	20.97	(0.06)	1.94	1.88	(0.04)	22.81	(g)	8.95	7,676	2.38	(d)	2.38	(d)	(0.55	)(d)	N/A		44
Year ended 10/31/10	18.49	(0.09)	2.57	2.48	—	20.97		13.41	8,279	2.53	(e)	2.53	(e)	(0.44	)(e)	0.00	(f)	76
Year ended 10/31/09	13.83	(0.06)	4.72	4.66	—	18.49		33.69	11,221	2.63	(e)	2.63	(e)	(0.38	)(e)	0.00	(f)	33
Year ended 10/31/08	27.75	(0.04)	(13.88)	(13.92)	—	13.83		(50.16)	12,198	2.47	(e)	2.47	(e)	(0.17	)(e)	0.00	(f)	42
Year ended 10/31/07	18.70	(0.15)	9.20	9.05	—	27.75		48.40	39,328	2.43	(e)	2.43	(e)	(0.66	)(e)	0.00	(f)	50
Year ended 10/31/06	14.95	(0.13)	3.88	3.75	—	18.70		25.08	43,199	2.52		2.52		(0.71)		—		41

Class C
Six months ended 04/30/11	20.99	(0.06)	1.94	1.88	(0.04)	22.83	(g)	8.94	6,420	2.38	(d)	2.38	(d)	(0.55	)(d)	N/A		44
Year ended 10/31/10	18.51	(0.09)	2.57	2.48	—	20.99		13.40	5,951	2.53	(e)	2.53	(e)	(0.44	)(e)	0.00	(f)	76
Year ended 10/31/09	13.85	(0.06)	4.72	4.66	—	18.51		33.65	5,649	2.63	(e)	2.63	(e)	(0.38	)(e)	0.00	(f)	33
Year ended 10/31/08	27.77	(0.00)	(13.92)	(13.92)	—	13.85		(50.13)	4,506	2.38	(e)	2.38	(e)	(0.01	)(e)	0.00	(f)	42
Year ended 10/31/07	18.71	(0.14)	9.20	9.06	—	27.77		48.42	10,995	2.43	(e)	2.43	(e)	(0.66	)(e)	0.00	(f)	50
Year ended 10/31/06	14.95	(0.11)	3.87	3.76	—	18.71		25.15	8,027	2.48		2.48		(0.67)		—		41

Class R
Six months ended 04/30/11	22.11	(0.01)	2.04	2.03	(0.14)	24.00	(g)	9.17	90	1.88	(d)	1.88	(d)	(0.05	)(d)	N/A		44
Year ended 10/31/10	19.41	0.01	2.70	2.71	(0.01)	22.11		13.97	37	2.03	(e)	2.03	(e)	0.06	(e)	0.00	(f)	76
Year ended 10/31/09	14.58	0.02	4.94	4.96	(0.13)	19.41		34.35	84	2.13	(e)	2.13	(e)	0.12	(e)	0.00	(f)	33
Year ended 10/31/08(h)	23.52	0.09	(9.03)	(8.94)	—	14.58		(38.01)	62	2.01	(e)(i)	2.01	(e)(i)	0.71	(e)(i)	0.00	(f)	42

Class Yˆ
Six months ended 04/30/11	22.57	0.05	2.07	2.12	(0.25)	24.44	(g)	9.46	9,639	1.38	(d)	1.38	(d)	0.45	(d)	N/A		44
Year ended 10/31/10	19.77	0.12	2.77	2.89	(0.09)	22.57		14.67	9,553	1.53	(e)	1.53	(e)	0.56	(e)	0.00	(f)	76
Year ended 10/31/09	14.83	0.11	5.02	5.13	(0.19)	19.77		35.11	616	1.63	(e)	1.63	(e)	0.62	(e)	0.00	(f)	33
Year ended 10/31/08	29.64	0.22	(14.88)	(14.66)	(0.15)	14.83		(49.69)	373	1.48	(e)	1.48	(e)	0.93	(e)	0.00	(f)	42
Year ended 10/31/07	19.85	0.09	9.78	9.87	(0.08)	29.64		49.89	1,291	1.43	(e)	1.43	(e)	0.34	(e)	0.00	(f)	50
Year ended 10/31/06	15.71	0.05	4.09	4.14	—	19.85		26.35	2,120	1.52		1.52		0.29		—		41

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $106,178, $8,136, $6,227, $53 and $9,623 for Class A, Class B, Class C, Class R, Class S, Class Y, and Institutional Class shares, respectively.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanaley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(f)	Amount is less than 0.005%.
(g)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(h)	Commencement date of March 31, 2008.
(i)	Annualized.
ˆ	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

17        Invesco Pacific Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
Invesco Cash Reserve Shares	$1,000.00

A	$1,000.00	$1,092.90	$8.46	$1,016.71	$8.15	1.63%

B	1,000.00	1,089.50	12.33	1,012.99	11.88	2.38

C	1,000.00	1,089.40	12.33	1,012.99	11.88	2.38

R	1,000.00	1,091.70	9.75	1,015.47	9.39	1.88

Y	1,000.00	1,094.60	7.17	1,017.95	6.90	1.38

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Pacific Growth Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-PGRO-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Global Tactical Asset Allocation Fund
Semiannual Report to Shareholders ■ April 30, 2011
Nasdaq:
A: VGTAX ■ B: VGTBX ■ C: VGTCX ■ R: VGTRX ■ Y: VGTIX ■ Institutional: VGTJX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
19	Financial Highlights
20	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.52%

Class B Shares	10.08

Class C Shares	10.27

Class R Shares	10.45

Class Y Shares	10.65

Institutional Class Shares	10.65

MSCI World Index▼ (Broad Market Index)	14.75

VK GTAA Blended Benchmark■ (Style-Specific Index)	9.59

▼Lipper Inc.; ■Invesco, IDC via FactSet Research
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The VK GTAA Blended Benchmark, created by Invesco to serve as a benchmark for Invesco Van Kampen Global Tactical Asset Allocation Fund, is composed of the following indexes: (65%) MSCI World Index, (30%) J.P. Morgan Government Bond Index-Global and (5%) Citigroup Three-Month Treasury Bill Index.
     The J.P. Morgan Government Bond Index-Global is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands and United States.
     The Citigroup Three-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Three-Month Treasury Bill Indexes consist of the last three three-month Treasury bill issues.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Van Kampen Global Tactical Asset Allocation Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable sales charges

Class A Shares

Inception (12/29/08)		13.25%

1	Year	9.79

Class B Shares

Inception (12/29/08)		14.21%

1	Year	10.40

Class C Shares

Inception (12/29/08)		15.41%

1	Year	14.49

Class R Shares

Inception (12/29/08)		15.74%

1	Year	15.94

Class Y Shares

Inception (12/29/08)		16.32%

1	Year	16.53

Institutional Class Shares

Inception		16.15%

1	Year	16.51
Effective June 1, 2010, Class A, Class B, Class C, Class R and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Global Tactical Asset Allocation Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Global Tactical Asset Allocation Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (12/29/08)		11.34%

1	Year	4.67

Class B Shares

Inception (12/29/08)		12.31%

1	Year	5.14

Class C Shares

Inception (12/29/08)		13.55%

1	Year	9.14

Class R Shares

Inception (12/29/08)		13.91%

1	Year	10.62

Class Y Shares

Inception (12/29/08)		14.48%

1	Year	11.23

Institutional Class Shares

Inception		14.31%

1	Year	11.11
deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.28%, 2.03%, 2.03%, 1.53%, 1.03% and 1.03%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 2.30%, 3.05%, 3.05%, 2.55%, 2.05% and 2.02%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

2	The expense ratio includes estimated acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.08% for Invesco Van Kampen Global Tactical Asset Allocation Fund.

3 Invesco Van Kampen Global Tactical Asset Allocation Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Van Kampen Global Tactical Asset Allocation Fund

Schedule of Investments

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–62.38%
Australia–2.32%
Australia & New Zealand Banking Group Ltd.	2,976	$79,167

BHP Billiton Ltd.	2,181	110,252

Coal & Allied Industries Ltd.	241	29,667

OZ Minerals Ltd.	37,212	59,012

Rio Tinto Ltd.	1,197	108,327

TABCORP Holdings Ltd.	18,155	152,138

		538,563

Austria–1.93%
Andritz AG	1,937	200,044

Voestalpine AG	5,041	248,132

		448,176

Canada–3.46%
ATCO Ltd.–Class I	1,100	67,740

BCE, Inc.	7,300	273,663

Canadian Imperial Bank of Commerce	600	51,957

George Weston Ltd.	2,800	200,668

National Bank of Canada	900	74,539

Russel Metals, Inc.	1,900	52,225

Talisman Energy, Inc.	2,800	67,639

Tim Hortons, Inc.	300	14,599

		803,030

Denmark–1.55%
Coloplast A/S–Class B	394	57,919

Novo Nordisk A/S–Class B	2,381	301,918

		359,837

Finland–1.35%
Fortum Oyj	5,089	175,365

UPM-Kymmene Oyj	780	15,993

Wartsila OYJ	3,084	121,260

		312,618

France–0.73%
Sanofi-Aventis S.A.	2,150	170,091

Germany–1.07%
Deutsche Lufthansa AG(a)	5,078	115,253

Hannover Rueckversicherung AG	2,201	133,138

		248,391

Greece–0.11%
Public Power Corp. S.A.	1,530	25,319

Hong Kong–1.30%
Cheung Kong (Holdings) Ltd.	8,000	126,361

CLP Holdings Ltd.	10,000	82,393

SJM Holdings Ltd.	22,000	47,612

Swire Pacific Ltd.–Class A	3,000	45,814

		302,180

Italy–2.43%
Enel S.p.A.	3,401	24,256

Eni S.p.A.	12,444	333,214

Terna–Rete Elettrica Nazionale S.p.A.	41,189	206,253

		563,723

Japan–6.89%
Asahi Glass Co., Ltd.	9,000	114,495

Brother Industries Ltd.	7,200	110,349

Canon, Inc.	4,200	198,159

Daito Trust Construction Co., Ltd.	1,700	136,642

Fuji Heavy Industries Ltd.	39,000	291,697

Makita Corp.	1,800	82,701

Mitsui & Co., Ltd.	1,200	21,358

Mizuho Financial Group, Inc.	77,600	123,411

Sumitomo Corp.	14,800	204,206

Sumitomo Mitsui Financial Group, Inc.	2,500	77,310

Takeda Pharmaceutical Co., Ltd.	3,000	145,752

Tokio Marine Holdings, Inc.	1,000	28,029

Yamada Denki Co., Ltd.	900	63,319

		1,597,428

Netherlands–0.16%
STMicroelectronics N.V.	3,103	36,725

New Zealand–0.66%
Telecom Corp. of New Zealand Ltd.	87,429	153,356

Portugal–0.45%
Jeronimo Martins, SGPS, S.A.	6,404	105,122

Spain–0.58%
Banco Santander S.A.	10,713	135,406

Sweden–1.76%
Nordea Bank A.B.	10,740	122,617

Svenska Handelsbanken A.B.–Class A	8,187	284,274

		406,891

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Global Tactical Asset Allocation Fund

	Shares	Value

Switzerland–0.93%
Allied World Assurance Co. Holdings Ltd.	1,914	$124,353

Banque Cantonale Vaudoise	111	68,188

GAM Holding AG(a)	1,129	22,249

		214,790

United Kingdom–5.00%
AstraZeneca PLC	4,355	217,257

BHP Billiton PLC	8,034	338,157

BT Group PLC	93,684	307,391

Petrofac Ltd.	1,329	33,521

Rio Tinto PLC	3,199	233,469

Royal Dutch Shell PLC–Class B	745	28,958

		1,158,753

United States–29.70%
American Capital Ltd.(a)	7,800	80,106

American Express Co.	2,700	132,516

Amgen, Inc.(a)	2,400	136,440

Apple, Inc.(a)	200	69,646

Biogen Idec, Inc.(a)	1,000	97,350

Capital One Financial Corp.	1,300	71,149

Cardinal Health, Inc.	3,000	131,070

Chevron Corp.	3,700	404,928

Citigroup, Inc.(a)	13,100	60,129

Coca-Cola Enterprises, Inc.	3,100	88,071

ConocoPhillips	4,200	331,506

Constellation Brands, Inc.–Class A(a)	900	20,151

Domtar Corp.	2,900	269,758

Dr. Pepper Snapple Group, Inc.	1,900	74,480

Eli Lilly and Co.	800	29,608

Exxon Mobil Corp.	5,000	440,000

Ford Motor Co.(a)	5,900	91,273

Forest Laboratories, Inc.(a)	1,200	39,792

Gannett Co., Inc.	7,500	112,950

Goldman Sachs Group, Inc. (The)	600	90,606

Humana, Inc.(a)	1,200	91,344

IAC/InterActiveCorp(a)	8,600	310,546

International Business Machines Corp.	2,300	392,334

Johnson & Johnson	1,500	98,580

JPMorgan Chase & Co.	4,900	223,587

KBR, Inc.	1,800	69,066

KeyCorp	11,600	100,572

Lexmark International, Inc.–Class A(a)	700	22,575

Limited Brands, Inc.	7,300	300,468

M&T Bank Corp.	1,200	106,044

Macy’s, Inc.	1,400	33,474

McDonald’s Corp.	1,000	78,310

Microsoft Corp.	14,300	372,086

Northrop Grumman Corp.	2,000	127,220

Oshkosh Corp.(a)	1,000	31,660

Philip Morris International, Inc.	5,100	354,144

PPG Industries, Inc.	500	47,335

Procter & Gamble Co. (The)	1,500	97,350

R. R. Donnelley & Sons Co.	3,300	62,238

Sprint Nextel Corp.(a)	37,000	191,660

Time Warner, Inc.	1,200	45,432

Travelers Cos., Inc. (The)	4,900	310,072

TRW Automotive Holdings Corp.(a)	2,800	159,768

Tyson Foods, Inc.–Class A	1,200	23,880

UnitedHealth Group, Inc.	4,800	236,304

Valero Energy Corp.	900	25,470

Verizon Communications, Inc.	3,000	113,340

Vishay Intertechnology, Inc.(a)	4,800	91,584

		6,887,972

Total Common Stocks & Other Equity Interests (Cost $11,870,173)		14,468,371

U.S. Treasury Security–12.93%
U.S. Treasury Bills ($3,000,000 par, yielding 0.16%, 08/11/11 maturity) (Cost $2,998,665)		2,999,695

Investment Companies–3.61%
iShares Barclays 3-7 Year Treasury Bond–Series D	1,180	136,632

iShares MSCI EAFE Index Fund	2,950	187,207

SPDR Barclays Capital International Treasury Bond ETF	5,450	341,988

SPDR S&P 500 ETF Trust	1,260	172,040

Total Investment Companies (Cost $729,602)		837,867

Money Market Funds–16.72%
Liquid Assets Portfolio–Institutional Class(b)	1,939,282	1,939,282

Premier Portfolio–Institutional Class(b)	1,939,282	1,939,282

Total Money Market Funds (Cost $3,878,564)		3,878,564

TOTAL INVESTMENTS–95.64% (Cost $19,477,004)		22,184,497

OTHER ASSETS LESS LIABILITIES–4.36%		1,010,612

NET ASSETS–100.00%		$23,195,109

Investment Abbreviations:

ETF	– Exchange-Traded Fund
SPDR	– Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Global Tactical Asset Allocation Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Financials	15.7%

Health Care	7.6

Energy	7.3

Information Technology	6.9

Materials	6.2

Consumer Discretionary	6.0

Industrials	5.2

Telecommunication Services	4.5

Consumer Staples	4.1

Utilities	2.5

U.S. Treasury Bills, Money Market Funds Plus Other Assets Less Liabilities	34.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Global Tactical Asset Allocation Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $15,598,440)	$18,305,933

Investments in affiliated money market funds, at value and cost	3,878,564

Total investments, at value (Cost $19,477,004)	22,184,497

Foreign currencies, at value (Cost $32,159)	32,480

Receivable for:
Fund shares sold	123,612

Dividends	40,980

Deposits with brokers for open futures contracts	654,212

Unrealized appreciation on swap agreements	195,346

Investment for trustee deferred compensation and retirement plans	3,252

Other assets	40,929

Total assets	23,275,308

Liabilities:
Payable for:
Fund shares reacquired	6,285

Variation margin	1,158

Accrued fees to affiliates	16,405

Accrued other operating expenses	52,823

Trustee deferred compensation and retirement plans	3,384

Foreign currency contracts outstanding	144

Total liabilities	80,199

Net assets applicable to shares outstanding	$23,195,109

Net assets consist of:
Shares of beneficial interest	$19,329,841

Undistributed net investment income	93,676

Undistributed net realized gain	686,342

Unrealized appreciation	3,085,250

$23,195,109

Net Assets:
Class A	$5,324,835

Class B	$1,492,132

Class C	$4,781,970

Class R	$159,500

Class Y	$11,425,130

Institutional Class	$11,542

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	435,299

Class B	123,602

Class C	395,628

Class R	13,073

Class Y	928,851

Institutional Class	938

Class A:
Net asset value per share	$12.23

Maximum offering price per share (Net asset value of $12.23 divided by 94.50%)	$12.94

Class B:
Net asset value and offering price per share	$12.07

Class C:
Net asset value and offering price per share	$12.09

Class R:
Net asset value and offering price per share	$12.20

Class Y:
Net asset value and offering price per share	$12.30

Institutional Class:
Net asset value and offering price per share	$12.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Global Tactical Asset Allocation Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $13,750)	$222,174

Dividends from affiliated money market funds	2,194

Total investment income	224,368

Expenses:
Advisory fees	80,366

Administrative services fees	24,794

Custodian fees	9,568

Distribution fees:
Class A	5,636

Class B	6,841

Class C	18,744

Class R	321

Transfer agent fees — A, B, C, R and Y	14,700

Transfer agent fees — Institutional	6

Trustees’ and officers’ fees and benefits	7,078

Registration and filing fees	25,856

Professional services fees	25,323

Other	17,324

Total expenses	236,557

Less: Fees waived and expenses reimbursed	(105,887)

Net expenses	130,670

Net investment income	93,698

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	1,037,421

Foreign currencies	(3,728)

Foreign currency contracts	(25,570)

Futures contracts	(140,956)

Swap agreements	(116,916)

750,251

Change in net unrealized appreciation of:
Investment securities	1,020,108

Foreign currencies	803

Foreign currency contracts	17,074

Futures contracts	151,782

Swap agreements	146,198

1,335,965

Net realized and unrealized gain	2,086,216

Net increase in net assets resulting from operations	$2,179,914

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Global Tactical Asset Allocation Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income	$93,698	$115,318

Net realized gain	750,251	1,516,645

Change in net unrealized appreciation	1,335,965	289,368

Net increase in net assets resulting from operations	2,179,914	1,921,331

Distributions to shareholders from net investment income:
Class A	—	(89,330)

Class B	—	(21,176)

Class C	—	(68,693)

Class R	—	(2,158)

Class Y	—	(528,385)

Institutional Class	—	—

Total distributions from net investment income	—	(709,742)

Distributions to shareholders from net realized gains:
Class A	(363,201)	(158,705)

Class B	(109,998)	(43,567)

Class C	(369,590)	(133,774)

Class R	(9,787)	(4,557)

Class Y	(929,926)	(907,937)

Institutional Class	(918)	—

Total distributions from net realized gains	(1,783,420)	(1,248,540)

Share transactions–net:
Class A	747,901	935,524

Class B	185,917	301,178

Class C	116,025	1,527,769

Class R	35,539	—

Class Y	(258,229)	(11,166,257)

Institutional Class	—	10,000

Net increase (decrease) in net assets resulting from share transactions	827,153	(8,391,786)

Net increase (decrease) in net assets	1,223,647	(8,428,737)

Net assets:
Beginning of period	21,971,462	30,400,199

End of period (includes undistributed net investment income (loss) of $93,676 and $(22), respectively)	$23,195,109	$21,971,462

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Global Tactical Asset Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate series portfolios, each authorized to issue an unlimited number of shares of beneficial

10        Invesco Van Kampen Global Tactical Asset Allocation Fund

interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Global Tactical Asset Allocation Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Trust II. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C, Class R and Class I shares received Class A, Class B, Class C, Class R and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to seek capital appreciation over time.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quote provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

11        Invesco Van Kampen Global Tactical Asset Allocation Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the

12        Invesco Van Kampen Global Tactical Asset Allocation Fund

U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

13        Invesco Van Kampen Global Tactical Asset Allocation Fund

M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
N.	Other Risks — The Fund may invest in affiliated mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) or unaffiliated exchange-traded funds (“underlying funds”). Each of the underlying funds in which the Fund invests has its own investment risks and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $750 million	0.75%

Next $750 million	0.70%

Over $1.5 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.20%, 1.95%, 1.95%, 1.45%, 0.95% and 0.95%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees and reimbursed Fund expenses of $91,181 and reimbursed class level expenses of $3,098, $939, $3,062, $88, $7,513 and $6 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses. For the six months ended April 30, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $1,729 in front-end sales commissions from the sale of Class A shares and $0, $2,139 and $431 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs

14        Invesco Van Kampen Global Tactical Asset Allocation Fund

(Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Investments in an Asset Position
Equity Securities
Australia	$—	$538,563	$—	$538,563

Austria	448,176	—	—	448,176

Canada	803,030	—	—	803,030

Denmark	57,919	301,918	—	359,837

Finland	312,618	—	—	312,618

France	170,091	—	—	170,091

Germany	248,391	—	—	248,391

Greece	25,319	—	—	25,319

Hong Kong	45,814	256,366	—	302,180

Italy	230,509	333,214	—	563,723

Japan	—	1,597,428	—	1,597,428

Netherlands	—	36,725	—	36,725

New Zealand	—	153,356	—	153,356

Portugal	105,122	—	—	105,122

Spain	—	135,406	—	135,406

Sweden	406,891	—	—	406,891

Switzerland	214,790	—	—	214,790

United Kingdom	62,479	1,096,274	—	1,158,753

United States	11,604,403	—	—	11,604,403

U.S. Treasury Security	—	2,999,695	—	2,999,695

Foreign Currency Contracts*	—	5,640	—	5,640

Futures Contracts*	197,359	—	—	197,359

Swap Agreements*	—	195,346	—	195,346

Total Investments in an Asset Position	$14,932,911	$7,649,931	$—	$22,582,842

Investments in a Liability Position
Foreign Currency Contracts*	—	(5,784)	—	(5,784)

Futures Contracts*	(16,648)	—	—	(16,648)

Total Investments in a Liability Position	$(16,648)	$(5,784)	$—	$(22,432)

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Instruments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

15        Invesco Van Kampen Global Tactical Asset Allocation Fund

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk	$5,640	$(5,784)
Foreign currency contracts

Equity risk	76,430	(16,648)
Futures contracts(a)

Interest rate risk
Futures contracts(a)	120,929	—

Swap agreements	195,346	—

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended April 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
		Swap	Foreign Currency
	Futures*	Agreements*	Contracts*

Realized Gain (Loss)
Currency risk	$—	$—	$(25,570)

Equity risk	76,631	—	—

Interest rate risk	(217,587)	(116,916)	—

Change in Unrealized Appreciation (Depreciation)
Currency risk	$—	$—	$17,074

Equity risk	17,184	—	—

Interest rate risk	134,598	146,198	—

Total	$10,826	$29,282	$(8,496)

*	The average value of futures, swap agreements, and foreign currency contracts outstanding during the period was $9,352,304, $5,914,812 and $877,506, respectively.

Open Futures Contracts
				Unrealized
	Number of	Month/	Notional	Appreciation
Contracts	Contracts	Commitment	Value	(Depreciation)

Amsterdam Index	2	May 2011/Long	$211,884	$(36)

ASX SPI 200 Index	3	June 2011/Long	395,470	5,900

Canada 10 Year Bond	2	June 2011/Long	257,110	4,793

FTSE 100 Index	3	June 2011/Long	302,326	13,909

FTSE JSE Top 40 Index	5	June 2011/Long	226,310	12,522

German Euro Bond	2	June 2011/Long	364,212	4,578

Hang Seng China Enterprises Index	2	May 2011/Long	168,899	(4,679)

Hang Seng Index	2	May 2011/Long	302,400	(3,634)

JGB Mini 10 Year	27	June 2011/Long	4,660,370	31,667

Russell 2000 Muni Index	6	June 2011/Long	518,340	38,568

S&P TSE 60 Index	2	June 2011/Long	336,991	5,531

SGX MSCI Singapore Index	4	May 2011/Long	242,222	(2,750)

U.S. Treasury 10 Year Notes	13	June 2011/Long	1,574,828	31,691

UK Long Gilt Bond	11	June 2011/Long	2,189,493	48,200

Subtotal			$11,750,855	$186,260

S&P 500 E-Muni Index	2	June 2011/Short	135,970	(5,549)

Subtotal			$135,970	$(5,549)

Total			$11,886,825	$180,711

16        Invesco Van Kampen Global Tactical Asset Allocation Fund

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

6/8/2011	Goldman Sachs	USD	87,127	INR	4,000,000	$89,773	$2,646

6/8/2011	Goldman Sachs	USD	98,949	TWD	2,900,000	101,943	2,994

							$5,640

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

6/8/2011	Goldman Sachs	INR	4,000,000	USD	87,393	$(89,773)	$(2,380)

6/8/2011	Goldman Sachs	TWD	2,900,000	USD	98,539	(101,943)	(3,404)

							$(5,784)

Total open foreign currency contracts							$(144)

Currency Abbreviations:
INR	– Indian Rupee
TWD	– New Taiwan Dollar
USD	– U.S. Dollar

Open Swap Agreements
			Notional
		Expiration	Amount
Reference Entity	Counterparty	Date	(000)	Value

J.P. Morgan Global Government Bond Index	J.P. Morgan Chase Bank, N.A.	June 2011	5,969	$195,346

Total Swap Agreements				$195,346

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $802 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of October 31, 2010.

17        Invesco Van Kampen Global Tactical Asset Allocation Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $7,246,578 and $8,672,512, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,731,427

Aggregate unrealized (depreciation) of investment securities	(47,061)

Net unrealized appreciation of investment securities	$2,684,366

Cost of investments for tax purposes is $19,500,131.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	117,480	$1,379,581	327,182	$3,731,184

Class B	24,010	281,664	58,242	668,812

Class C	54,926	638,155	183,366	2,095,188

Class R	3,073	35,539	—	—

Class Y	2,312	26,686	23,479	249,478

Institutional Class	—	—	938	10,000

Issued as reinvestment of dividends:
Class A	28,571	317,714	20,121	226,969

Class B	8,636	94,991	5,069	57,024

Class C	30,562	336,183	17,174	193,375

Class R	—	—	—	—

Class Y	4,017	44,867	2,015	22,746

Institutional Class	—	—	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	3,859	45,674	4,059	45,713

Class B	(3,907)	(45,674)	(4,081)	(45,713)

Reacquired:
Class A	(85,974)	(995,068)	(274,357)	(3,068,342)

Class B	(12,394)	(145,064)	(34,255)	(378,945)

Class C	(74,692)	(858,313)	(68,434)	(760,794)

Class R	—	—	—	—

Class Y	(28,395)	(329,782)	(1,065,719)	(11,438,481)

Institutional Class	—	—	—	—

Net increase (decrease) in share activity	72,084	$827,153	(805,201)	$(8,391,786)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 48% of the outstanding shares of the Fund are owned by Invesco or an investment advisor under common control of Invesco.

18        Invesco Van Kampen Global Tactical Asset Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

													Ratio of		Ratio of
				Net gains									expenses		expenses
				(loss) on									to average		to average net		Ratio of net
	Net asset	Net		securities		Dividends	Distributions						net assets		assets without		investment
	value,	investment		(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)(a)		unrealized)	operations	income	gains	Distributions	of period	Return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 04/30/11	$12.04	$0.05		$1.12	$1.17	$—	$(0.98)	$(0.98)	$12.23	10.52	%(c)	$5,325	1.17	%(d)	2.16	%(d)	0.92	%(d)	43%
Year ended 10/31/10	11.54	0.04		1.18	1.22	(0.26)	(0.46)	(0.72)	12.04	10.92	(c)	4,471	1.19		2.36		0.37		393
Year ended 10/31/09(h)	10.00	0.03		1.51	1.54	—	—	—	11.54	15.50	(e)(f)	3,397	1.20	(g)(r)	3.22	(g)(r)	0.33	(g)(r)	61

Class B
Six months ended 04/30/11	11.94	0.01		1.10	1.11	—	(0.98)	(0.98)	12.07	10.08	(c)	1,492	1.92	(d)	2.91	(d)	0.17	(d)	43
Year ended 10/31/10	11.49	(0.05)		1.18	1.13	(0.22)	(0.46)	(0.68)	11.94	10.17	(c)	1,280	1.94		3.11		(0.41)		393
Year ended 10/31/09(h)	10.00	(0.02)		1.51	1.49	—	—	—	11.49	15.00	(f)(i)(j)	946	1.88	(g)(j)(r)	3.95	(g)(j)(r)	(0.20	)(g)(j)(r)	61

Class C
Six months ended 04/30/11	11.94	0.02		1.11	1.13	—	(0.98)	(0.98)	12.09	10.27	(c)(q)	4,782	1.76	(d)(q)	2.75	(d)(q)	0.33	(d)(q)	43
Year ended 10/31/10	11.51	(0.05)		1.17	1.12	(0.23)	(0.46)	(0.69)	11.94	10.09	(c)	4,595	1.94		3.11		(0.41)		393
Year ended 10/31/09(h)	10.00	(0.06)		1.57	1.51	—	—	—	11.51	15.20	(f)(j)(k)	2,910	1.91	(g)(j)(r)	3.94	(g)(j)(r)	(0.62	)(g)(j)(r)	61

Class R
Six months ended 04/30/11	12.02	0.04		1.12	1.16	—	(0.98)	(0.98)	12.20	10.45	(c)	160	1.42	(d)	2.41	(d)	0.67	(d)	43
Year ended 10/31/10	11.52	0.01		1.17	1.18	(0.22)	(0.46)	(0.68)	12.02	10.55	(c)	120	1.44		2.61		0.09		393
Year ended 10/31/09(h)	10.00	(0.00	)(l)	1.52	1.52	—	—	—	11.52	15.20	(f)(m)	115	1.45	(g)(r)	3.58	(g)(r)	(0.03	)(g)(r)	61

Class Y(n)
Six months ended 04/30/11	12.09	0.07		1.12	1.19	—	(0.98)	(0.98)	12.30	10.65	(c)	11,425	0.92	(d)	1.91	(d)	1.17	(d)	43
Year ended 10/31/10	11.57	0.08		1.17	1.25	(0.27)	(0.46)	(0.73)	12.09	11.17	(c)	11,493	0.94		2.11		0.69		393
Year ended 10/31/09(h)	10.00	0.04		1.53	1.57	—	—	—	11.57	15.70	(f)(o)	23,032	0.95	(g)(r)	3.08	(g)(r)	0.47	(g)(r)	61

Institutional Class
Six months ended 04/30/11	12.09	0.07		1.12	1.19	—	(0.98)	(0.98)	12.30	10.65	(c)	12	0.92	(d)	1.87	(d)	1.17	(d)	43
Year ended 10/31/10(p)	10.66	0.01		1.42	1.43	—	—	—	12.09	13.41	(c)	11	0.94	(r)	2.11	(r)	0.11	(r)	393

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for period less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $4,552, $1,380, $4,498, $130, $11,039 and $11 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Non-annualized.
(g)	Does include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expense to average net assets for the underlying funds was 0.07% at October 31, 2009.
(h)	Commencement date of December 29, 2008.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(k)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	Amount is less than $0.01 per share.
(m)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(n)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(o)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(p)	Commencement date of June 1, 2010.
(q)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.84%.
(r)	Annualized.

19        Invesco Van Kampen Global Tactical Asset Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,105.20	$6.11	$1,018.99	$5.86	1.17%

B	1,000.00	1,100.80	10.00	1,015.27	9.59	1.92

C	1,000.00	1,102.70	9.18	1,016.07	8.80	1.76

R	1,000.00	1,104.50	7.41	1,017.75	7.10	1.42

Y	1,000.00	1,106.50	4.81	1,020.23	4.61	0.92

Institutional	1,000.00	1,106.50	4.81	1,020.23	4.61	0.92

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20        Invesco Van Kampen Global Tactical Asset Allocation Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
VK-GTAA-SAR-1     Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:    AIM Investment Funds (Invesco Investment Funds)

By:	/s/	Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 8, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/	Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 8, 2011

By:	/s/	Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 8, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.